Delaware Life NY Variable

Account C – Regatta

Financial Statements as of and for the Year Ended December 31, 2023 and Report of Independent Registered Public Accounting Firm

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

Index

December 31, 2023

Page(s)

Report of Independent Registered Public Accounting Firm	1-4

Financial Statements

Statement of Assets and Liabilities	5-11

Statements of Operations	12-50

Statements of Changes in Net Assets	51-108

Notes to the Financial Statements	109-141

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Delaware Life Insurance Company of New York and the Contract Owners of Delaware Life NY Variable Account C - Regatta:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the Sub-Accounts listed in the Appendix that comprise Delaware Life NY Variable Account C - Regatta (the Separate Account), as of December 31, 2023, the related statements of operations and changes in net assets for the periods indicated in the Appendix, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the three-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Sub-Accounts as of December 31, 2023, the results of their operations and changes in their net assets for the periods indicated in the Appendix, and the financial highlights for each of the years or periods in the three-year period then ended, in conformity with U.S. generally accepted accounting principles. The financial highlights for each of the years or periods ended on or prior to December 31, 2020 were audited by other independent registered public accountants whose report, dated April 28, 2021, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Sub-Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Sub-Accounts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2023, by correspondence with the transfer agent of the underlying mutual funds; when replies were not received from the transfer agent, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of Delaware Life Insurance Company of New York’s Separate Accounts since 2021.

Hartford, Connecticut

April 23, 2024

Appendix

AB VPS Balanced Hedged Allocation Portfolio (Class B) Sub-Account (AL1) (1)

AB VPS Dynamic Asset Allocation Portfolio Class B Sub-Account (AO5) (1)

AB VPS Sustainable International Thematic Portfolio (Class B) Sub-Account (AM2) (1)

AB VPS International Value Portfolio (Class B) Sub-Account (A98) (1)

AB VPS Discovery Value Portfolio Sub-Account (A74) (1) (2)

BlackRock Global Allocation V.I. Fund (Class III) Sub-Account (B18) (1)

Columbia Variable Portfolio - Large Cap Growth Fund Class 2 Sub-Account (C60) (1)

CTIVP - Principal Blue Chip Growth Fund Class 2 Sub-Account (C90) (1)

Columbia Variable Portfolio - Overseas Core Fund Class 2 Sub-Account (C58) (1)

Fidelity VIP Balanced Portfolio (Service Class 2) Sub-Account (FD7) (1)

Fidelity VIP Contrafund Portfolio (Service Class 2) Sub-Account (F24) (1)

Fidelity VIP Freedom 2010 Portfolio (Service Class 2) Sub-Account (F88) (1)

Fidelity VIP Freedom 2015 Portfolio (Service Class 2) Sub-Account (FB9) (1)

Fidelity VIP Freedom 2020 Portfolio (Service Class 2) Sub-Account (F15) (1)

Fidelity VIP Mid Cap Portfolio (Service Class 2) Sub-Account (F41) (1)

First Eagle Overseas Variable Fund Sub-Account (FE3) (1)

Franklin Templeton Developing Markets VIP Fund Class 2 Sub-Account (T21) (1)

Franklin Templeton Foreign VIP Fund Class 2 Sub-Account (T20) (1)

Franklin Templeton Allocation VIP Fund Class 2 Sub-Account (FE6) (1)

Franklin Templeton Global Bond VIP Fund Class 4 Sub-Account (T59) (1)

Franklin Templeton Growth VIP Fund Class 2 Sub-Account (F56) (1)

Franklin Templeton Income VIP Fund Class 2 Sub-Account (F59) (1)

Franklin Templeton Income VIP Fund Class 4 Sub-Account (FF0) (1)

Franklin Templeton Mutual Shares VIP Fund Class 2 Sub-Account (F54) (1)

Franklin Templeton Mutual Shares VIP Fund Class 4 Sub-Account (FG8) (3)

Franklin Templeton Small Cap Value VIP Fund Class 2 Sub-Account (F53) (1)

Franklin Templeton Small Cap Value VIP Fund Class 4 Sub-Account (FJ9) (1)

Franklin Templeton Strategic Income VIP Fund Class 2 Sub-Account (T28) (1)

Franklin Templeton Strategic Income VIP Fund Class 4 Sub-Account (FJ0) (1)

Invesco V.I. American Value Fund Series II Sub-Account (V35) (1)

Invesco V.I. Comstock Fund Series II Sub-Account (V13) (1)

Invesco V.I. Equity and Income Fund Series II Sub-Account (V11) (1)

Invesco V.I. EQV International Equity Fund Series II Sub-Account (AC1) (1)

LVIP JPMorgan Core Bond Fund Service Class Sub-Account (J88) (1) (4)

LVIP JPMorgan U.S. Equity Fund Service Class Sub-Account (J94) (1) (5)

Lazard Retirement Emerging Markets Equity Portfolio Service Class Sub-Account (L11) (1)

Lord Abbett Series Fund - Growth Opportunities Portfolio VC Sub-Account (L18) (1)

Lord Abbett Series Fund- Fundamental Equity Portfolio VC Sub-Account (L17) (1)

MFS U.S. Government Money Market Portfolio Initial Class Sub-Account (MD8) (1)

MFS VIT Total Return Series Initial Class Sub-Account (M07) (1)

MFS VIT Total Return Series Service Class Sub-Account (M35) (1)

MFS VIT I Growth Series Initial Class Sub-Account (M31) (1)

MFS VIT I Growth Series Service Class Sub-Account (M80) (1)

MFS VIT I Mid Cap Growth Series Service Class Sub-Account (M41) (1)

MFS VIT I New Discovery Series Initial Class Sub-Account (M05) (1)

MFS VIT I New Discovery Series Service Class Sub-Account (M42) (1)

MFS VIT I Total Return Bond Series Service Class Sub-Account (M89) (1)

MFS VIT I Research Series Service Class Sub-Account (M82) (1)

MFS VIT I Utilities Series Initial Class Sub-Account (M44) (1)

MFS VIT I Utilities Series Service Class Sub-Account (M40) (1)

MFS VIT I Value Series Initial Class Sub-Account (M83) (1)

MFS VIT I Value Series Service Class Sub-Account (M08) (1)

MFS VIT II Blended Research Core Equity Portfolio I Class Sub-Account (MB6) (1)

MFS VIT II Blended Research Core Equity Portfolio S Class Sub-Account (MB7) (1)

MFS VIT II Corporate Bond Portfolio I Class Sub-Account (MC0) (1)

MFS VIT II Corporate Bond Portfolio S Class Sub-Account (MA0) (1)

MFS VIT II Core Equity Portfolio I Class Sub-Account (MC2) (1)

MFS VIT II Core Equity Portfolio S Class Sub-Account (MC1) (1)

MFS VIT II Emerging Markets Equity Portfolio I Class Sub-Account (MC3) (1)

MFS VIT II Emerging Markets Equity Portfolio S Class Sub-Account (MA1) (1)

MFS VIT II Global Governments Portfolio I Class Sub-Account (MC4) (1)

MFS VIT II Global Governments Portfolio S Class Sub-Account (MC5) (1)

MFS VIT II Global Growth Portfolio I Class Sub-Account (MC6) (1)

MFS VIT II Global Growth Portfolio S Class Sub-Account (MC7) (1)

MFS VIT II Global Research Portfolio I Class Sub-Account (MC8) (1)

MFS VIT II Global Research Portfolio S Class Sub-Account (MC9) (1)

MFS VIT II Global Tactical Allocation Portfolio I Class Sub-Account (MD0) (1)

MFS VIT II Global Tactical Allocation Portfolio S Class Sub-Account (M92) (1)

MFS VIT II Government Securities Portfolio I Class Sub-Account (M96) (1)

MFS VIT II Government Securities Portfolio S Class Sub-Account (MD2) (1)

MFS VIT II High Yield Portfolio I Class Sub-Account (MA6) (1)

MFS VIT II High Yield Portfolio Service Class Sub-Account (MA3) (1)

MFS VIT II International Growth Portfolio I Class Sub-Account (M97) (1)

MFS VIT II International Growth Portfolio S Class Sub-Account (MD5) (1)

MFS VIT II International Intrinsic Value Portfolio Initial Class Sub-Account (M98) (1)

MFS VIT II International Intrinsic Value Portfolio Service Class Sub-Account (M93) (1)

MFS VIT II Massachusetts Investors Growth Stock Portfolio I Class Sub-Account (MD6) (1)

MFS VIT II Massachusetts Investors Growth Stock Portfolio S Class Sub-Account (MB3) (1)

MFS U.S. Government Money Market Portfolio Service Class Sub-Account (MD9) (1)

MFS VIT II Research International Portfolio I Class Sub-Account (ME2) (1)

MFS VIT II Research International Portfolio S Class Sub-Account (ME3) (1)

MFS VIT II Income Portfolio I Class Sub-Account (MA5) (1)

MFS VIT II Income Portfolio S Class Sub-Account (MA7) (1)

MFS VIT III Blended Research Small Cap Equity Portfolio Service Class Sub-Account (MF3) (1)

MFS VIT III Conservative Allocation Portfolio Service Class Sub-Account (MF5) (1)

MFS VIT III Global Real Estate Portfolio Initial Class Sub-Account (MF6) (1)

MFS VIT III Global Real Estate Portfolio Service Class Sub-Account (MF7) (1)

MFS VIT III Growth Allocation Portfolio Service Class Sub-Account (MF9) (1)

MFS VIT III Inflation Adjusted Bond Portfolio Service Class Sub-Account (MG1) (1)

MFS VIT III Limited Maturity Portfolio Initial Class Sub-Account (MF2) (1)

MFS VIT III Limited Maturity Portfolio Service Class Sub-Account (MG2) (1)

MFS VIT III Mid Cap Value Portfolio Initial Class Sub-Account (MG3) (1)

MFS VIT III Mid Cap Value Portfolio Service Class Sub-Account (MG4) (1)

MFS VIT III Moderate Allocation Portfolio Service Class Sub-Account (MG6) (1)

MFS VIT III New Discovery Value Portfolio Service Class Sub-Account (MG7) (1)

Morgan Stanley Variable Insurance Fund, Inc. Growth Portfolio Class II Sub-Account (V44) (1)

Morgan Stanley Variable Insurance Fund, Inc. Discovery Portfolio Class II Sub-Account (V43) (1)

Invesco V.I. Capital Appreciation Fund, Series II Sub-Account (O19) (1)

Invesco V.I. Conservative Balanced Fund, Series II Sub-Account (O23) (1)

Invesco V.I. Global Fund, Series II Sub-Account (O20) (1)

Invesco V.I. Main Street Fund, Series II Sub-Account (O21) (1)

Invesco V.I. Main Street Small Cap Fund, Series II Sub-Account (O04) (1)

PIMCO VIT All Asset Portfolio Admin Class Sub-Account (P08) (1)

PIMCO VIT All Asset Portfolio Advisor Class Sub-Account (PC0) (1)

PIMCO VIT CommodityRealReturn Strategy Portfolio Advisor Class Sub-Account (P70) (1)

PIMCO VIT CommodityRealReturnTM Strategy Portfolio Admin Class Sub-Account (P10) (1)

PIMCO VIT Emerging Markets Bond Portfolio Admin Class Sub-Account (PK8) (1)

PIMCO VIT Emerging Markets Bond Portfolio Advisor Class Sub-Account (P20) (6)

PIMCO VIT Global Managed Asset Allocation Portfolio Advisor Class Sub-Account (PD6) (1)

PIMCO VIT StocksPLUS Global Portfolio Advisor Class Sub-Account (PH2) (1)

PIMCO VIT Real Return Portfolio Admin Class Sub-Account (P06) (1)

PIMCO VIT Total Return Portfolio Admin Class Sub-Account (P07) (1)

Putnam VT Multi-Asset Absolute Return Fund Class IB Sub-Account (PI3) (7)

Putman VT Large Cap Value Fund Class IB Sub-Account (P72) (1)

Wanger Select Fund Sub-Account (W41) (7)

Wanger Acorn Sub-Account (W42) (1)

(1)

Statement of assets and liabilities as of December 31, 2023, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended. Financial highlights for the years or periods ended on or prior to December 31, 2020 were audited by other independent registered public accountants.

(2)	Formerly AB VPS Small/Mid Cap Value Portfolio (Class B).

(3)	Statement of operations for the year ended December 31, 2023, statements of changes in net assets for each of the years in the two-year period then ended.

(4)	Formerly JPMorgan Insurance Trust Core Bond Portfolio Class 2.

(5)	Formerly JPMorgan Insurance Trust U.S. Equity Portfolio Class 2.

(6)	Statement of changes in net assets for the year ended December 31, 2022.

(7)	Statement of operations and statements of changes in net assets for the period January 1, 2023 to April 21, 2023 and for the year ended December 31, 2022.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2023

		Assets				Liabilities

	Shares	Cost	Investments at fair value	Receivable from Sponsor	Total assets	Payable to Sponsor	Net Assets

AB VPS Balanced Hedged Allocation Portfolio (Class B) Sub-Account (AL1)	123,646	$1,218,712	$1,067,069	$-	$1,067,069	$100	$1,066,969
AB VPS Dynamic Asset Allocation Portfolio Class B Sub-Account (AO5)	674,669	7,092,943	6,004,558	-	6,004,558	540	6,004,018
AB VPS Sustainable International Thematic Portfolio (Class B) Sub-Account (AM2)	11,686	231,290	202,523	-	202,523	18	202,505
AB VPS International Value Portfolio (Class B) Sub-Account (A98)	47,473	631,686	698,326	-	698,326	65	698,261
AB VPS Discovery Value Portfolio Sub-Account (A74) ¹	36,055	523,800	628,799	-	628,799	57	628,742
BlackRock Global Allocation V.I. Fund (Class III) Sub-Account (B18)	1,508,317	21,417,954	19,653,375	1,635	19,655,010	1,836	19,653,174
Columbia Variable Portfolio - Large Cap Growth Fund Class 2 Sub-Account (C60)	55,381	1,129,873	1,994,830	180	1,995,010	185	1,994,825
CTIVP - Principal Blue Chip Growth Fund Class 2 Sub-Account (C90)	14,992	424,810	855,417	-	855,417	81	855,336
Columbia Variable Portfolio - Overseas Core Fund Class 2 Sub-Account (C58)	20,392	252,227	269,583	-	269,583	26	269,557
Fidelity VIP Balanced Portfolio (Service Class 2) Sub-Account (FD7)	235,061	4,276,298	5,063,209	-	5,063,209	472	5,062,737
Fidelity VIP Contrafund Portfolio (Service Class 2) Sub-Account (F24)	249,557	9,512,441	11,686,737	5,761	11,692,498	1,109	11,691,389
Fidelity VIP Freedom 2010 Portfolio (Service Class 2) Sub-Account (F88)	2,385	29,642	26,756	-	26,756	2	26,754
Fidelity VIP Freedom 2015 Portfolio (Service Class 2) Sub-Account (FB9)	51,812	666,791	591,171	-	591,171	56	591,115
Fidelity VIP Freedom 2020 Portfolio (Service Class 2) Sub-Account (F15)	57,392	737,140	711,664	-	711,664	63	711,601
Fidelity VIP Mid Cap Portfolio (Service Class 2) Sub-Account (F41)	88,250	2,644,478	3,061,406	213	3,061,619	285	3,061,334
First Eagle Overseas Variable Fund Sub-Account (FE3)	646,214	15,868,595	14,604,428	4,498	14,608,926	1,392	14,607,534
Franklin Templeton Developing Markets VIP Fund Class 2 Sub-Account (T21)	97,542	888,779	802,771	59	802,830	73	802,757
Franklin Templeton Foreign VIP Fund Class 2 Sub-Account (T20)	308,215	3,865,858	4,388,979	-	4,388,979	572	4,388,407
Franklin Templeton Allocation VIP Fund Class 2 Sub-Account (FE6)	186,225	1,066,730	912,503	-	912,503	79	912,424
Franklin Templeton Global Bond VIP Fund Class 4 Sub-Account (T59)	6,122	91,365	80,387	-	80,387	7	80,380
Franklin Templeton Growth VIP Fund Class 2 Sub-Account (F56)	53,038	570,334	635,928	-	635,928	59	635,869
Franklin Templeton Income VIP Fund Class 2 Sub-Account (F59)	189,829	2,777,841	2,695,578	83	2,695,661	241	2,695,420
Franklin Templeton Income VIP Fund Class 4 Sub-Account (FF0)	1,396	21,887	20,486	-	20,486	2	20,484
Franklin Templeton Mutual Shares VIP Fund Class 2 Sub-Account (F54)	535,046	8,497,933	8,202,248	3,946	8,206,194	764	8,205,430
Franklin Templeton Mutual Shares VIP Fund Class 4 Sub-Account (FG8) ²	-	-	-	-	-	-	-
Franklin Templeton Small Cap Value VIP Fund Class 2 Sub-Account (F53)	85,689	1,025,010	1,137,096	-	1,137,096	110	1,136,986
Franklin Templeton Small Cap Value VIP Fund Class 4 Sub-Account (FJ9)	3,492	40,945	48,462	-	48,462	5	48,457
Franklin Templeton Strategic Income VIP Fund Class 2 Sub-Account (T28)	55,610	565,701	501,045	-	501,045	46	500,999
Franklin Templeton Strategic Income VIP Fund Class 4 Sub-Account (FJ0)	125	1,457	1,164	-	1,164	-	1,164
Invesco V.I. American Value Fund Series II Sub-Account (V35)	12,400	166,702	170,247	-	170,247	17	170,230
Invesco V.I. Comstock Fund Series II Sub-Account (V13)	81,305	1,372,572	1,591,949	-	1,591,949	153	1,591,796
Invesco V.I. Equity and Income Fund Series II Sub-Account (V11)	220,801	3,726,729	3,612,303	-	3,612,303	309	3,611,994
Invesco V.I. EQV International Equity Fund Series II Sub-Account (AC1)	5,613	186,353	187,880	-	187,880	21	187,859
LVIP JPMorgan Core Bond Fund Service Class Sub-Account (J88) ¹	153,255	1,659,270	1,493,772	-	1,493,772	137	1,493,635
LVIP JPMorgan U.S. Equity Fund Service Class Sub-Account (J94) ¹	27,285	826,257	1,008,918	-	1,008,918	102	1,008,816
Lazard Retirement Emerging Markets Equity Portfolio Service Class Sub-Account (L11)	82,651	1,511,571	1,721,614	-	1,721,614	165	1,721,449
Lord Abbett Series Fund - Growth Opportunities Portfolio VC Sub-Account (L18)	120,608	1,405,711	1,075,825	-	1,075,825	221	1,075,604
Lord Abbett Series Fund- Fundamental Equity Portfolio VC Sub-Account (L17)	114,132	1,712,612	1,916,269	-	1,916,269	179	1,916,090
MFS U.S. Government Money Market Portfolio Initial Class Sub-Account (MD8)	891,662	891,662	891,662	1,377	893,039	68	892,971
MFS VIT Total Return Series Initial Class Sub-Account (M07)	284,343	6,653,495	6,613,823	-	6,613,823	1,921	6,611,902
MFS VIT Total Return Series Service Class Sub-Account (M35)	806,853	18,509,705	18,299,431	1,829	18,301,260	1,660	18,299,600
MFS VIT I Growth Series Initial Class Sub-Account (M31)	112,301	6,018,240	6,770,599	5,039	6,775,638	517	6,775,121
MFS VIT I Growth Series Service Class Sub-Account (M80)	14,428	811,489	803,372	-	803,372	80	803,292
MFS VIT I Mid Cap Growth Series Service Class Sub-Account (M41)	110,663	963,432	821,116	-	821,116	79	821,037
MFS VIT I New Discovery Series Initial Class Sub-Account (M05)	37,295	661,982	482,602	6,237	488,839	37	488,802

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2023

		Assets				Liabilities

	Shares	Cost	Investments at fair value	Receivable from Sponsor	Total assets	Payable to Sponsor	Net Assets

MFS VIT I New Discovery Series Service Class Sub-Account (M42)	150,886	$1,977,722	$1,523,944	$-	$1,523,944	$252	$1,523,692
MFS VIT I Total Return Bond Series Service Class Sub-Account (M89)	1,859,453	23,925,994	21,327,921	106	21,328,027	1,976	21,326,051
MFS VIT I Research Series Service Class Sub-Account (M82)	257,907	7,350,412	8,077,638	6,604	8,084,242	765	8,083,477
MFS VIT I Utilities Series Initial Class Sub-Account (M44)	85,174	2,687,013	2,746,860	-	2,746,860	2,411	2,744,449
MFS VIT I Utilities Series Service Class Sub-Account (M40)	59,044	1,865,522	1,862,262	-	1,862,262	251	1,862,011
MFS VIT I Value Series Initial Class Sub-Account (M83)	303,418	5,920,163	6,453,705	224	6,453,929	562	6,453,367
MFS VIT I Value Series Service Class Sub-Account (M08)	236,110	4,437,743	4,889,845	135	4,889,980	459	4,889,521
MFS VIT II Blended Research Core Equity Portfolio I Class Sub-Account (MB6)	178,322	9,020,679	9,887,968	124,357	10,012,325	756	10,011,569
MFS VIT II Blended Research Core Equity Portfolio S Class Sub-Account (MB7)	49,557	2,535,598	2,708,793	-	2,708,793	280	2,708,513
MFS VIT II Corporate Bond Portfolio I Class Sub-Account (MC0)	75,806	831,642	720,914	-	720,914	26,590	694,324
MFS VIT II Corporate Bond Portfolio S Class Sub-Account (MA0)	915,253	10,128,877	8,575,925	78	8,576,003	779	8,575,224
MFS VIT II Core Equity Portfolio I Class Sub-Account (MC2)	58,896	1,465,155	1,629,658	-	1,629,658	125	1,629,533
MFS VIT II Core Equity Portfolio S Class Sub-Account (MC1)	59,832	1,437,413	1,624,427	-	1,624,427	160	1,624,267
MFS VIT II Emerging Markets Equity Portfolio I Class Sub-Account (MC3)	13,876	201,263	172,894	2,749	175,643	13	175,630
MFS VIT II Emerging Markets Equity Portfolio S Class Sub-Account (MA1)	81,705	1,084,823	1,000,069	-	1,000,069	93	999,976
MFS VIT II Global Governments Portfolio I Class Sub-Account (MC4)	12,093	129,944	106,538	71	106,609	8	106,601
MFS VIT II Global Governments Portfolio S Class Sub-Account (MC5)	180	1,908	1,553	-	1,553	-	1,553
MFS VIT II Global Growth Portfolio I Class Sub-Account (MC6)	66,568	1,647,927	1,800,011	8,433	1,808,444	137	1,808,307
MFS VIT II Global Growth Portfolio S Class Sub-Account (MC7)	98	2,051	2,621	-	2,621	-	2,621
MFS VIT II Global Research Portfolio I Class Sub-Account (MC8)	134,843	3,549,205	4,286,665	-	4,286,665	2,955	4,283,710
MFS VIT II Global Research Portfolio S Class Sub-Account (MC9)	1,607	41,575	50,801	-	50,801	5	50,796
MFS VIT II Global Tactical Allocation Portfolio I Class Sub-Account (MD0)	66,403	976,249	905,077	7,089	912,166	69	912,097
MFS VIT II Global Tactical Allocation Portfolio S Class Sub-Account (M92)	1,525,237	22,375,779	20,346,663	12,663	20,359,326	1,878	20,357,448
MFS VIT II Government Securities Portfolio I Class Sub-Account (M96)	87,211	1,052,546	947,980	-	947,980	88	947,892
MFS VIT II Government Securities Portfolio S Class Sub-Account (MD2)	778,393	9,484,779	8,422,210	135	8,422,345	776	8,421,569
MFS VIT II High Yield Portfolio I Class Sub-Account (MA6)	186,407	1,039,092	932,035	54,250	986,285	71	986,214
MFS VIT II High Yield Portfolio Service Class Sub-Account (MA3)	246,124	1,317,198	1,215,851	-	1,215,851	428	1,215,423
MFS VIT II International Growth Portfolio I Class Sub-Account (M97)	19,480	263,237	285,779	7,755	293,534	22	293,512
MFS VIT II International Growth Portfolio S Class Sub-Account (MD5)	27,991	375,249	403,915	-	403,915	39	403,876
MFS VIT II International Intrinsic Value Portfolio Initial Class Sub-Account (M98)	36,259	860,270	1,066,005	4,762	1,070,767	81	1,070,686
MFS VIT II International Intrinsic Value Portfolio Service Class Sub-Account (M93)	89,598	2,524,888	2,583,119	279	2,583,398	236	2,583,162
MFS VIT II Massachusetts Investors Growth Stock Portfolio I Class Sub-Account (MD6)	419,308	8,408,437	9,488,930	27,014	9,515,944	725	9,515,219
MFS VIT II Massachusetts Investors Growth Stock Portfolio S Class Sub-Account (MB3)	28,114	536,452	621,319	-	621,319	202	621,117
MFS U.S. Government Money Market Portfolio Service Class Sub-Account (MD9)	6,308,283	6,308,283	6,308,283	312	6,308,595	573	6,308,022
MFS VIT II Research International Portfolio I Class Sub-Account (ME2)	18,539	295,970	312,933	-	312,933	24	312,909
MFS VIT II Research International Portfolio S Class Sub-Account (ME3)	100,664	1,539,647	1,674,041	56	1,674,097	153	1,673,944
MFS VIT II Income Portfolio I Class Sub-Account (MA5)	108,417	1,047,991	907,447	-	907,447	26,620	880,827

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2023

		Assets				Liabilities

	Shares	Cost	Investments at fair value	Receivable from Sponsor	Total assets	Payable to Sponsor	Net Assets

MFS VIT II Income Portfolio S Class Sub-Account (MA7)	4,910	$39,275	$40,850	$-	$40,850	$3	$40,847
MFS VIT III Blended Research Small Cap Equity Portfolio Service Class Sub-Account (MF3)	209,898	1,879,471	1,991,930	196	1,992,126	182	1,991,944
MFS VIT III Conservative Allocation Portfolio Service Class Sub-Account (MF5)	1,657,804	17,956,014	15,550,206	50,015	15,600,221	1,435	15,598,786
MFS VIT III Global Real Estate Portfolio Initial Class Sub-Account (MF6)	3,269	44,323	42,753	25	42,778	4	42,774
MFS VIT III Global Real Estate Portfolio Service Class Sub-Account (MF7)	146,451	2,348,151	2,332,969	-	2,332,969	282	2,332,687
MFS VIT III Growth Allocation Portfolio Service Class Sub-Account (MF9)	1,798,343	19,610,314	17,264,097	-	17,264,097	1,655	17,262,442
MFS VIT III Inflation Adjusted Bond Portfolio Service Class Sub-Account (MG1)	657,854	6,542,744	5,400,979	6	5,400,985	501	5,400,484
MFS VIT III Limited Maturity Portfolio Initial Class Sub-Account (MF2)	808,817	8,281,351	8,063,908	25	8,063,933	734	8,063,199
MFS VIT III Limited Maturity Portfolio Service Class Sub-Account (MG2)	424,478	4,343,238	4,236,291	21	4,236,312	399	4,235,913
MFS VIT III Mid Cap Value Portfolio Initial Class Sub-Account (MG3)	132,496	1,039,755	1,302,440	-	1,302,440	121	1,302,319
MFS VIT III Mid Cap Value Portfolio Service Class Sub-Account (MG4)	124,605	923,067	1,206,177	-	1,206,177	112	1,206,065
MFS VIT III Moderate Allocation Portfolio Service Class Sub-Account (MG6)	7,028,198	86,208,182	75,412,568	52,126	75,464,694	7,059	75,457,635
MFS VIT III New Discovery Value Portfolio Service Class Sub-Account (MG7)	53,470	399,483	420,277	-	420,277	35	420,242
Morgan Stanley Variable Insurance Fund, Inc. Growth Portfolio Class II Sub-Account (V44)	60,369	519,527	611,543	-	611,543	64	611,479
Morgan Stanley Variable Insurance Fund, Inc. Discovery Portfolio Class II Sub-Account (V43)	60,417	279,450	244,690	-	244,690	23	244,667
Invesco V.I. Capital Appreciation Fund, Series II Sub-Account (O19)	29,441	1,257,175	1,314,241	77	1,314,318	126	1,314,192
Invesco V.I. Conservative Balanced Fund, Series II Sub-Account (O23)	21,522	322,541	324,770	-	324,770	30	324,740
Invesco V.I. Global Fund, Series II Sub-Account (O20)	51,018	1,873,162	1,811,148	-	1,811,148	351	1,810,797
Invesco V.I. Main Street Fund, Series II Sub-Account (O21)	405,187	8,130,907	7,200,176	-	7,200,176	854	7,199,322
Invesco V.I. Main Street Small Cap Fund, Series II Sub-Account (O04)	2,231	46,825	58,678	-	58,678	6	58,672
PIMCO VIT All Asset Portfolio Admin Class Sub-Account (P08)	75,257	770,144	681,072	-	681,072	58	681,014
PIMCO VIT All Asset Portfolio Advisor Class Sub-Account (PC0)	169,730	1,755,338	1,561,514	-	1,561,514	143	1,561,371
PIMCO VIT CommodityRealReturn Strategy Portfolio Advisor Class Sub-Account (P70)	2,650	18,081	14,467	-	14,467	1	14,466
PIMCO VIT CommodityRealReturnTM Strategy Portfolio Admin Class Sub-Account (P10)	227,448	1,430,247	1,216,846	90	1,216,936	113	1,216,823
PIMCO VIT Emerging Markets Bond Portfolio Admin Class Sub-Account (PK8)	42,803	524,440	451,572	-	451,572	42	451,530
PIMCO VIT Emerging Markets Bond Portfolio Advisor Class Sub-Account (P20) ²	-	-	-	-	-	-	-
PIMCO VIT Global Managed Asset Allocation Portfolio Advisor Class Sub-Account (PD6)	3,159,126	34,368,498	29,695,786	13,196	29,708,982	2,740	29,706,242
PIMCO VIT StocksPLUS Global Portfolio Advisor Class Sub-Account (PH2)	7,175	52,985	50,078	-	50,078	4	50,074
PIMCO VIT Real Return Portfolio Admin Class Sub-Account (P06)	108,090	1,365,434	1,250,596	-	1,250,596	116	1,250,480
PIMCO VIT Total Return Portfolio Admin Class Sub-Account (P07)	481,335	5,130,691	4,418,657	1,787	4,420,444	409	4,420,035
Putnam VT Multi-Asset Absolute Return Fund Class IB Sub-Account (PI3) ³	-	-	-	-	-	-	-
Putman VT Large Cap Value Fund Class IB Sub-Account (P72)	17,571	424,140	506,394	-	506,394	48	506,346
Wanger Select Fund Sub-Account (W41) ³	-	-	-	-	-	-	-
Wanger Acorn Sub-Account (W42)	190	2,273	2,529	-	2,529	-	2,529

1 This Sub-Account had a name change in 2023. Refer to Note 1 in the Variable Account’s Notes to Financial Statements for more information.

2 This Sub-Account is active but had zero balance in 2023.

3 This Sub-Account was closed in 2023 due to merger. Refer to Note 1 in the Variable Account’s Notes to Financial Statements for more information.

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2023

	Units	Value Applicable to Owners of Deferred Variable Annuity Contracts	Reserve for Variable Annuities	Net Assets

AL1	63,140	$1,066,969	$-	$1,066,969
AO5	469,162	6,004,018	-	6,004,018
AM2	18,527	202,505	-	202,505
A98	88,579	698,261	-	698,261
A74	22,147	628,742	-	628,742
B18	996,807	19,611,503	41,671	19,653,174
C60	76,851	1,993,388	1,437	1,994,825
C90	35,079	855,336	-	855,336
C58	20,243	269,557	-	269,557
FD7	188,696	5,062,737	-	5,062,737
F24	332,496	11,646,684	44,705	11,691,389
F88	1,474	26,754	-	26,754
FB9	30,543	591,115	-	591,115
F15	34,159	711,601	-	711,601
F41	107,105	3,059,631	1,703	3,061,334
FE3	891,900	14,576,691	30,843	14,607,534
T21	51,418	802,285	472	802,757
T20	211,419	4,376,233	12,174	4,388,407
FE6	51,241	912,424	-	912,424
T59	9,226	80,380	-	80,380
F56	25,295	635,869	-	635,869
F59	149,352	2,689,946	5,474	2,695,420
FF0	1,169	20,484	-	20,484
F54	300,655	8,178,372	27,058	8,205,430
F53	24,741	1,136,986	-	1,136,986
FJ9	1,712	48,457	-	48,457
T28	35,896	500,999	-	500,999

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2023

	Units	Value Applicable to Owners of Deferred Variable Annuity Contracts	Reserve for Variable Annuities	Net Assets

FJ0	104	$1,164	$-	$1,164
V35	6,433	170,230	-	170,230
V13	61,889	1,591,796	-	1,591,796
V11	149,272	3,611,994	-	3,611,994
AC1	11,505	187,859	-	187,859
J88	151,123	1,493,635	-	1,493,635
J94	24,274	1,008,816	-	1,008,816
L11	161,845	1,721,449	-	1,721,449
L18	31,306	1,067,134	8,470	1,075,604
L17	56,859	1,916,090	-	1,916,090
MD8	74,534	869,589	23,382	892,971
M07	376,551	6,311,909	299,993	6,611,902
M35	1,098,724	18,158,928	140,672	18,299,600
M31	81,119	6,682,949	92,172	6,775,121
M80	12,925	803,292	-	803,292
M41	20,043	821,037	-	821,037
M05	23,992	444,079	44,723	488,802
M42	62,043	1,513,313	10,379	1,523,692
M89	2,027,419	21,312,520	13,531	21,326,051
M82	263,588	8,038,189	45,288	8,083,477
M44	186,628	2,657,903	86,546	2,744,449
M40	132,549	1,854,987	7,024	1,862,011
M83	267,914	6,441,337	12,030	6,453,367
M08	192,464	4,888,710	811	4,889,521
MB6	133,804	9,234,522	777,047	10,011,569
MB7	56,566	2,702,054	6,459	2,708,513
MC0	30,739	668,217	26,107	694,324
MA0	517,096	8,570,125	5,099	8,575,224
MC2	26,623	1,629,533	-	1,629,533
MC1	46,678	1,624,267	-	1,624,267
MC3	7,548	154,409	21,221	175,630
MA1	69,968	999,976	-	999,976
MC4	6,802	105,554	1,047	106,601
MC5	124	1,553	-	1,553
MC6	24,551	1,757,663	50,644	1,808,307
MC7	52	2,621	-	2,621
MC8	97,214	4,120,354	163,356	4,283,710
MC9	1,467	50,796	-	50,796
MD0	25,384	850,452	61,645	912,097

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2023

	Units	Value Applicable to Owners of Deferred Variable Annuity Contracts	Reserve for Variable Annuities	Net Assets

M92	1,430,361	$20,326,075	$31,373	$20,357,448
M96	49,716	941,711	6,181	947,892
MD2	741,682	8,406,888	14,681	8,421,569
MA6	30,151	908,446	77,768	986,214
MA3	57,277	1,189,581	25,842	1,215,423
M97	7,740	233,026	60,486	293,512
MD5	20,799	403,876	-	403,876
M98	17,395	1,032,204	38,482	1,070,686
M93	118,936	2,580,933	2,229	2,583,162
MD6	226,718	9,245,690	269,529	9,515,219
MB3	12,086	604,397	16,720	621,117
MD9	706,215	6,259,212	48,810	6,308,022
ME2	11,548	312,909	-	312,909
ME3	64,199	1,673,497	447	1,673,944
MA5	42,678	854,705	26,122	880,827
MA7	2,191	40,847	-	40,847
MF3	74,131	1,986,242	5,702	1,991,944
MF5	850,063	15,453,724	145,062	15,598,786
MF6	1,297	41,956	818	42,774
MF7	104,020	2,322,324	10,363	2,332,687
MF9	572,305	17,261,007	1,435	17,262,442
MG1	511,921	5,394,561	5,923	5,400,484
MF2	780,071	8,032,095	31,104	8,063,199
MG2	430,640	4,231,643	4,270	4,235,913
MG3	41,209	1,302,319	-	1,302,319
MG4	39,744	1,206,065	-	1,206,065
MG6	3,107,195	75,328,489	129,146	75,457,635
MG7	10,512	420,242	-	420,242
V44	16,511	611,479	-	611,479
V43	7,775	244,667	-	244,667
O19	31,957	1,311,678	2,514	1,314,192
O23	26,083	324,740	-	324,740
O20	47,987	1,795,169	15,628	1,810,797
O21	181,573	7,152,528	46,794	7,199,322
O04	1,119	58,672	-	58,672
P08	38,549	681,014	-	681,014
PC0	113,076	1,561,371	-	1,561,371
P70	2,350	14,466	-	14,466

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2023

	Units	Value Applicable to Owners of Deferred Variable Annuity Contracts	Reserve for Variable Annuities	Net Assets

P10	176,406	$1,210,267	$6,556	$1,216,823
PK8	15,367	451,530	-	451,530
P20	-	-	-	-
PD6	1,949,486	29,673,548	32,694	29,706,242
PH2	2,431	50,074	-	50,074
P06	83,391	1,250,480	-	1,250,480
P07	294,733	4,406,509	13,526	4,420,035
PI3	-	-	-	-
P72	13,882	506,346	-	506,346
W41	-	-	-	-
W42	86	2,529	-	2,529

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	AL1	AO5	AM2

	Sub-Account	Sub-Account	Sub-Account

Income:
Dividend income	$9,400	$35,494	$-

Expenses:
Mortality and expense risk charges	(14,139)	(72,238)	(2,590)
Distribution and administrative expense charges	(4,439)	(25,406)	(648)

Net investment income (loss)	(9,178)	(62,150)	(3,238)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(82,227)	(311,832)	(6,702)
Realized gain distributions	53,862	-	7,193

Net realized gains (losses)	(28,365)	(311,832)	491

Net change in unrealized appreciation (depreciation)	148,171	1,029,536	23,605

Net realized and change in unrealized gains (losses)	119,806	717,704	24,096

Net increase (decrease) in net assets from operations	$110,628	$655,554	$20,858

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	A98	A74	B18

	Sub-Account	Sub-Account	Sub-Account

Income:
Dividend income	$4,598	$4,922	$475,607

Expenses:
Mortality and expense risk charges	(10,287)	(7,602)	(255,814)
Distribution and administrative expense charges	(2,522)	(2,461)	(78,503)

Net investment income (loss)	(8,211)	(5,141)	141,290

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	7,398	28,235	(469,733)
Realized gain distributions	-	51,752	-

Net realized gains (losses)	7,398	79,987	(469,733)

Net change in unrealized appreciation (depreciation)	95,534	11,135	2,302,271

Net realized and change in unrealized gains (losses)	102,932	91,122	1,832,538

Net increase (decrease) in net assets from operations	$94,721	$85,981	$1,973,828

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	C60	C90	C58

	Sub-Account	Sub-Account	Sub-Account

Income:
Dividend income	$-	$-	$4,576

Expenses:
Mortality and expense risk charges	(27,077)	(11,056)	(3,434)
Distribution and administrative expense charges	(7,165)	(3,330)	(1,259)

Net investment income (loss)	(34,242)	(14,386)	(117)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	429,780	119,543	(550)
Realized gain distributions	-	-	-

Net realized gains (losses)	429,780	119,543	(550)

Net change in unrealized appreciation (depreciation)	302,875	157,479	33,774

Net realized and change in unrealized gains (losses)	732,655	277,022	33,224

Net increase (decrease) in net assets from operations	$698,413	$262,636	$33,107

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	FD7	F24	F88

	Sub-Account	Sub-Account	Sub-Account

Income:
Dividend income	$73,715	$28,023	$989

Expenses:
Mortality and expense risk charges	(64,344)	(153,381)	(348)
Distribution and administrative expense charges	(16,915)	(45,022)	(93)

Net investment income (loss)	(7,544)	(170,380)	548

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	75,675	616,533	(266)
Realized gain distributions	177,490	411,018	1,840

Net realized gains (losses)	253,165	1,027,551	1,574

Net change in unrealized appreciation (depreciation)	591,171	2,249,200	(260)

Net realized and change in unrealized gains (losses)	844,336	3,276,751	1,314

Net increase (decrease) in net assets from operations	$836,792	$3,106,371	$1,862

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	FB9	F15	F41

	Sub-Account	Sub-Account	Sub-Account

Income:
Dividend income	$19,719	$20,634	$11,349

Expenses:
Mortality and expense risk charges	(8,013)	(8,617)	(42,116)
Distribution and administrative expense charges	(2,405)	(2,452)	(12,289)

Net investment income (loss)	9,301	9,565	(43,056)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(8,418)	2,181	142,490
Realized gain distributions	11,529	4,910	86,453

Net realized gains (losses)	3,111	7,091	228,943

Net change in unrealized appreciation (depreciation)	36,559	52,004	186,512

Net realized and change in unrealized gains (losses)	39,670	59,095	415,455

Net increase (decrease) in net assets from operations	$48,971	$68,660	$372,399

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	FE3	T21	T20

	Sub-Account	Sub-Account	Sub-Account

Income:
Dividend income	$-	$17,476	$137,847

Expenses:
Mortality and expense risk charges	(190,182)	(11,162)	(57,664)
Distribution and administrative expense charges	(59,940)	(2,799)	(14,459)

Net investment income (loss)	(250,122)	3,515	65,724

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(207,665)	(1,015)	(50,360)
Realized gain distributions	1,056,165	634	-

Net realized gains (losses)	848,500	(381)	(50,360)

Net change in unrealized appreciation (depreciation)	553,819	91,665	735,118

Net realized and change in unrealized gains (losses)	1,402,319	91,284	684,758

Net increase (decrease) in net assets from operations	$1,152,197	$94,799	$750,482

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	FE6	T59	F56

	Sub-Account	Sub-Account	Sub-Account

Income:
Dividend income	$12,563	$-	$20,457

Expenses:
Mortality and expense risk charges	(10,968)	(935)	(8,385)
Distribution and administrative expense charges	(2,816)	(295)	(2,106)

Net investment income (loss)	(1,221)	(1,230)	9,966

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(27,119)	(1,284)	732
Realized gain distributions	14,582	-	-

Net realized gains (losses)	(12,537)	(1,284)	732

Net change in unrealized appreciation (depreciation)	119,456	3,467	97,493

Net realized and change in unrealized gains (losses)	106,919	2,183	98,225

Net increase (decrease) in net assets from operations	$105,698	$953	$108,191

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	F59	FF0	F54

	Sub-Account	Sub-Account	Sub-Account

Income:
Dividend income	$136,975	$1,618	$148,673

Expenses:
Mortality and expense risk charges	(33,974)	(494)	(108,075)
Distribution and administrative expense charges	(10,572)	(156)	(26,654)

Net investment income (loss)	92,429	968	13,944

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(3,211)	376	(235,385)
Realized gain distributions	166,058	1,993	684,296

Net realized gains (losses)	162,847	2,369	448,911

Net change in unrealized appreciation (depreciation)	(70,070)	(1,015)	415,358

Net realized and change in unrealized gains (losses)	92,777	1,354	864,269

Net increase (decrease) in net assets from operations	$185,206	$2,322	$878,213

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	FG8	F53	FJ9

	Sub-Account	Sub-Account	Sub-Account

Income:
Dividend income	$336	$5,738	$209

Expenses:
Mortality and expense risk charges	(180)	(14,547)	(599)
Distribution and administrative expense charges	(51)	(4,835)	(205)

Net investment income (loss)	105	(13,644)	(595)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(2,051)	(5,672)	115
Realized gain distributions	1,633	62,201	2,638

Net realized gains (losses)	(418)	56,529	2,753

Net change in unrealized appreciation (depreciation)	636	75,556	2,842

Net realized and change in unrealized gains (losses)	218	132,085	5,595

Net increase (decrease) in net assets from operations	$323	$118,441	$5,000

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	T28	FJ0	V35

	Sub-Account	Sub-Account	Sub-Account

Income:
Dividend income	$22,492	$49	$607

Expenses:
Mortality and expense risk charges	(6,405)	(11)	(2,180)
Distribution and administrative expense charges	(1,862)	(8)	(714)

Net investment income (loss)	14,225	30	(2,287)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(18,023)	(8)	2,339
Realized gain distributions	-	-	33,827

Net realized gains (losses)	(18,023)	(8)	36,166

Net change in unrealized appreciation (depreciation)	34,711	46	(12,342)

Net realized and change in unrealized gains (losses)	16,688	38	23,824

Net increase (decrease) in net assets from operations	$30,913	$68	$21,537

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	V13	V11	AC1

	Sub-Account	Sub-Account	Sub-Account

Income:
Dividend income	$23,937	$68,804	$-

Expenses:
Mortality and expense risk charges	(20,686)	(46,740)	(2,259)
Distribution and administrative expense charges	(5,610)	(13,610)	(1,236)

Net investment income (loss)	(2,359)	8,454	(3,495)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	107,621	(81,842)	(1,314)
Realized gain distributions	172,390	208,888	133

Net realized gains (losses)	280,011	127,046	(1,181)

Net change in unrealized appreciation (depreciation)	(129,185)	173,038	30,050

Net realized and change in unrealized gains (losses)	150,826	300,084	28,869

Net increase (decrease) in net assets from operations	$148,467	$308,538	$25,374

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	J88	J94	L11

	Sub-Account	Sub-Account	Sub-Account

Income:
Dividend income	$49,070	$11,650	$80,491

Expenses:
Mortality and expense risk charges	(19,563)	(14,105)	(23,031)
Distribution and administrative expense charges	(5,878)	(3,512)	(7,426)

Net investment income (loss)	23,629	(5,967)	50,034

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(37,350)	23,694	(25,658)
Realized gain distributions	-	46,895	-

Net realized gains (losses)	(37,350)	70,589	(25,658)

Net change in unrealized appreciation (depreciation)	67,111	147,089	301,642

Net realized and change in unrealized gains (losses)	29,761	217,678	275,984

Net increase (decrease) in net assets from operations	$53,390	$211,711	$326,018

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	L18 Sub-Account	L17 Sub-Account	MD8 Sub-Account

Income:
Dividend income	$-	$10,718	$42,345

Expenses:
Mortality and expense risk charges	(13,813)	(25,825)	(11,827)
Distribution and administrative expense charges	(3,926)	(7,127)	(1,425)

Net investment income (loss)	(17,739)	(22,234)	29,093

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(73,616)	3,356	-
Realized gain distributions	-	54,623	-

Net realized gains (losses)	(73,616)	57,979	-

Net change in unrealized appreciation (depreciation)	184,470	194,087	-

Net realized and change in unrealized gains (losses)	110,854	252,066	-

Net increase (decrease) in net assets from operations	$93,115	$229,832	$29,093

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	M07	M35	M31

	Sub-Account	Sub-Account	Sub-Account

Income:
Dividend income	$137,422	$326,554	$-

Expenses:
Mortality and expense risk charges	(83,982)	(233,899)	(76,669)
Distribution and administrative expense charges	(10,105)	(61,543)	(9,214)

Net investment income (loss)	43,335	31,112	(85,883)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(63,427)	(23,683)	310,266
Realized gain distributions	286,211	779,413	472,958

Net realized gains (losses)	222,784	755,730	783,224

Net change in unrealized appreciation (depreciation)	284,093	655,702	1,092,519

Net realized and change in unrealized gains (losses)	506,877	1,411,432	1,875,743

Net increase (decrease) in net assets from operations	$550,212	$1,442,544	$1,789,860

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	M80 Sub-Account	M41 Sub-Account	M05 Sub-Account

Income:
Dividend income	$-	$-	$-

Expenses:
Mortality and expense risk charges	(9,766)	(10,860)	(6,072)
Distribution and administrative expense charges	(3,734)	(3,618)	(731)

Net investment income (loss)	(13,500)	(14,478)	(6,803)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(5,696)	(63,101)	(66,064)
Realized gain distributions	62,008	12,569	-

Net realized gains (losses)	56,312	(50,532)	(66,064)

Net change in unrealized appreciation (depreciation)	170,409	211,317	130,884

Net realized and change in unrealized gains (losses)	226,721	160,785	64,820

Net increase (decrease) in net assets from operations	$213,221	$146,307	$58,017

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	M42 Sub-Account	M89 Sub-Account	M82 Sub-Account

Income:
Dividend income	$-	$629,839	$19,327

Expenses:
Mortality and expense risk charges	(19,315)	(268,983)	(107,596)
Distribution and administrative expense charges	(4,792)	(88,343)	(28,552)

Net investment income (loss)	(24,107)	272,513	(116,821)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(211,090)	(496,803)	156,371
Realized gain distributions	-	-	430,460

Net realized gains (losses)	(211,090)	(496,803)	586,831

Net change in unrealized appreciation (depreciation)	406,169	1,327,092	982,847

Net realized and change in unrealized gains (losses)	195,079	830,289	1,569,678

Net increase (decrease) in net assets from operations	$170,972	$1,102,802	$1,452,857

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	M44	M40	M83

	Sub-Account	Sub-Account	Sub-Account

Income:
Dividend income	$102,312	$60,227	$109,764

Expenses:
Mortality and expense risk charges	(36,800)	(23,338)	(86,231)
Distribution and administrative expense charges	(4,430)	(7,128)	(18,838)

Net investment income (loss)	61,082	29,761	4,695

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(26,845)	61,788	49,079
Realized gain distributions	158,313	101,021	461,368

Net realized gains (losses)	131,468	162,809	510,447

Net change in unrealized appreciation (depreciation)	(315,854)	(268,736)	(127,956)

Net realized and change in unrealized gains (losses)	(184,386)	(105,927)	382,491

Net increase (decrease) in net assets from operations	$(123,304)	$(76,166)	$387,186

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	M08	MB6	MB7

	Sub-Account	Sub-Account	Sub-Account

Income:
Dividend income	$68,091	$128,656	$28,737

Expenses:
Mortality and expense risk charges	(63,869)	(114,191)	(35,931)
Distribution and administrative expense charges	(19,714)	(13,727)	(8,741)

Net investment income (loss)	(15,492)	738	(15,935)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	78,061	176,566	35,908
Realized gain distributions	341,309	722,916	213,281

Net realized gains (losses)	419,370	899,482	249,189

Net change in unrealized appreciation (depreciation)	(125,761)	1,272,020	393,830

Net realized and change in unrealized gains (losses)	293,609	2,171,502	643,019

Net increase (decrease) in net assets from operations	$278,117	$2,172,240	$627,084

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	MC0	MA0	MC2

	Sub-Account	Sub-Account	Sub-Account

Income:
Dividend income	$23,676	$311,788	$8,115

Expenses:
Mortality and expense risk charges	(8,163)	(105,404)	(18,467)
Distribution and administrative expense charges	(981)	(33,658)	(2,220)

Net investment income (loss)	14,532	172,726	(12,572)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(28,792)	(284,567)	13,989
Realized gain distributions	-	-	72,377

Net realized gains (losses)	(28,792)	(284,567)	86,366

Net change in unrealized appreciation (depreciation)	68,604	695,303	214,390

Net realized and change in unrealized gains (losses)	39,812	410,736	300,756

Net increase (decrease) in net assets from operations	$54,344	$583,462	$288,184

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	MC1	MC3	MA1

	Sub-Account	Sub-Account	Sub-Account

Income:
Dividend income	$4,995	$2,473	$11,716

Expenses:
Mortality and expense risk charges	(21,632)	(2,129)	(12,846)
Distribution and administrative expense charges	(6,873)	(256)	(4,346)

Net investment income (loss)	(23,510)	88	(5,476)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	38,151	(2,550)	(41,898)
Realized gain distributions	75,448	-	-

Net realized gains (losses)	113,599	(2,550)	(41,898)

Net change in unrealized appreciation (depreciation)	210,563	17,553	135,373

Net realized and change in unrealized gains (losses)	324,162	15,003	93,475

Net increase (decrease) in net assets from operations	$300,652	$15,091	$87,999

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	MC4	MC5	MC6

	Sub-Account	Sub-Account	Sub-Account

Income:
Dividend income	$-	$-	$2,447

Expenses:
Mortality and expense risk charges	(1,365)	(20)	(21,141)
Distribution and administrative expense charges	(163)	(6)	(2,542)

Net investment income (loss)	(1,528)	(26)	(21,236)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(5,726)	(6)	36,177
Realized gain distributions	-	-	83,326

Net realized gains (losses)	(5,726)	(6)	119,503

Net change in unrealized appreciation (depreciation)	8,098	36	196,535

Net realized and change in unrealized gains (losses)	2,372	30	316,038

Net increase (decrease) in net assets from operations	$844	$4	$294,802

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	MC7	MC8	MC9

	Sub-Account	Sub-Account	Sub-Account

Income:
Dividend income	$-	$38,797	$322

Expenses:
Mortality and expense risk charges	(34)	(51,410)	(649)
Distribution and administrative expense charges	(7)	(6,183)	(173)

Net investment income (loss)	(41)	(18,796)	(500)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	14	239,523	3,317
Realized gain distributions	117	212,963	2,538

Net realized gains (losses)	131	452,486	5,855

Net change in unrealized appreciation (depreciation)	319	235,440	2,452

Net realized and change in unrealized gains (losses)	450	687,926	8,307

Net increase (decrease) in net assets from operations	$409	$669,130	$7,807

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	MD0	M92	M96

	Sub-Account	Sub-Account	Sub-Account

Income:
Dividend income	$3,721	$30,304	$11,608

Expenses:
Mortality and expense risk charges	(11,065)	(253,527)	(9,988)
Distribution and administrative expense charges	(1,331)	(94,449)	(1,201)

Net investment income (loss)	(8,675)	(317,672)	419

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(25,876)	(582,065)	(19,897)
Realized gain distributions	32,430	785,247	-

Net realized gains (losses)	6,554	203,182	(19,897)

Net change in unrealized appreciation (depreciation)	72,972	1,595,659	49,689

Net realized and change in unrealized gains (losses)	79,526	1,798,841	29,792

Net increase (decrease) in net assets from operations	$70,851	$1,481,169	$30,211

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	MD2	MA6	MA3

	Sub-Account	Sub-Account	Sub-Account

Income:
Dividend income	$99,898	$52,243	$72,066

Expenses:
Mortality and expense risk charges	(108,778)	(11,172)	(17,201)
Distribution and administrative expense charges	(28,471)	(1,344)	(4,591)

Net investment income (loss)	(37,351)	39,727	50,274

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(171,646)	(16,675)	(76,105)
Realized gain distributions	-	-	-

Net realized gains (losses)	(171,646)	(16,675)	(76,105)

Net change in unrealized appreciation (depreciation)	385,267	68,866	155,555

Net realized and change in unrealized gains (losses)	213,621	52,191	79,450

Net increase (decrease) in net assets from operations	$176,270	$91,918	$129,724

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	M97	MD5	M98

	Sub-Account	Sub-Account	Sub-Account

Income:
Dividend income	$3,020	$3,400	$7,515

Expenses:
Mortality and expense risk charges	(3,467)	(5,729)	(12,899)
Distribution and administrative expense charges	(417)	(1,753)	(1,552)

Net investment income (loss)	(864)	(4,082)	(6,936)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	2,072	11,021	43,595
Realized gain distributions	8,613	11,926	78,092

Net realized gains (losses)	10,685	22,947	121,687

Net change in unrealized appreciation (depreciation)	24,144	40,672	37,198

Net realized and change in unrealized gains (losses)	34,829	63,619	158,885

Net increase (decrease) in net assets from operations	$33,965	$59,537	$151,949

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	M93	MD6	MB3

	Sub-Account	Sub-Account	Sub-Account

Income:
Dividend income	$13,114	$26,738	$329

Expenses:
Mortality and expense risk charges	(37,414)	(112,543)	(8,559)
Distribution and administrative expense charges	(9,453)	(13,532)	(2,105)

Net investment income (loss)	(33,753)	(99,337)	(10,335)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	97,637	275,870	(5,128)
Realized gain distributions	209,951	462,578	35,604

Net realized gains (losses)	307,588	738,448	30,476

Net change in unrealized appreciation (depreciation)	114,464	1,167,567	106,751

Net realized and change in unrealized gains (losses)	422,052	1,906,015	137,227

Net increase (decrease) in net assets from operations	$388,299	$1,806,678	$126,892

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	MD9	ME2	ME3

	Sub-Account	Sub-Account	Sub-Account

Income:
Dividend income	$280,229	$3,116	$12,713

Expenses:
Mortality and expense risk charges	(79,443)	(3,643)	(21,714)
Distribution and administrative expense charges	(24,378)	(438)	(5,620)

Net investment income (loss)	176,408	(965)	(14,621)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	-	(144)	27,167
Realized gain distributions	-	-	-

Net realized gains (losses)	-	(144)	27,167

Net change in unrealized appreciation (depreciation)	-	33,112	158,173

Net realized and change in unrealized gains (losses)	-	32,968	185,340

Net increase (decrease) in net assets from operations	$176,408	$32,003	$170,719

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	MA5	MA7	MF3

	Sub-Account	Sub-Account	Sub-Account

Income:
Dividend income	$33,036	$1,359	$10,922

Expenses:
Mortality and expense risk charges	(11,508)	(501)	(26,121)
Distribution and administrative expense charges	(1,385)	(107)	(6,940)

Net investment income (loss)	20,143	751	(22,139)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(26,300)	(8,103)	(98,656)
Realized gain distributions	-	-	72,068

Net realized gains (losses)	(26,300)	(8,103)	(26,588)

Net change in unrealized appreciation (depreciation)	60,108	9,225	348,719

Net realized and change in unrealized gains (losses)	33,808	1,122	322,131

Net increase (decrease) in net assets from operations	$53,951	$1,873	$299,992

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	MF5	MF6	MF7

	Sub-Account	Sub-Account	Sub-Account

Income:
Dividend income	$426,924	$345	$10,755

Expenses:
Mortality and expense risk charges	(204,305)	(576)	(30,451)
Distribution and administrative expense charges	(69,886)	(129)	(8,081)

Net investment income (loss)	152,733	(360)	(27,777)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(876,008)	(600)	(24,821)
Realized gain distributions	692,071	2,806	136,895

Net realized gains (losses)	(183,937)	2,206	112,074

Net change in unrealized appreciation (depreciation)	1,287,454	2,009	115,856

Net realized and change in unrealized gains (losses)	1,103,517	4,215	227,930

Net increase (decrease) in net assets from operations	$1,256,250	$3,855	$200,153

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	MF9	MG1	MF2

	Sub-Account	Sub-Account	Sub-Account

Income:
Dividend income	$401,200	$150,586	$135,627

Expenses:
Mortality and expense risk charges	(234,398)	(67,319)	(113,051)
Distribution and administrative expense charges	(69,092)	(24,342)	(28,148)

Net investment income (loss)	97,710	58,925	(5,572)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(637,605)	(260,424)	(87,062)
Realized gain distributions	1,526,992	-	-

Net realized gains (losses)	889,387	(260,424)	(87,062)

Net change in unrealized appreciation (depreciation)	1,107,678	242,689	443,499

Net realized and change in unrealized gains (losses)	1,997,065	(17,735)	356,437

Net increase (decrease) in net assets from operations	$2,094,775	$41,190	$350,865

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	MG2	MG3	MG4

	Sub-Account	Sub-Account	Sub-Account

Income:
Dividend income	$55,708	$22,270	$18,123

Expenses:
Mortality and expense risk charges	(55,346)	(17,366)	(15,303)
Distribution and administrative expense charges	(18,878)	(4,315)	(5,134)

Net investment income (loss)	(18,516)	589	(2,314)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(38,643)	31,900	42,822
Realized gain distributions	-	42,235	40,300

Net realized gains (losses)	(38,643)	74,135	83,122

Net change in unrealized appreciation (depreciation)	223,976	60,571	38,513

Net realized and change in unrealized gains (losses)	185,333	134,706	121,635

Net increase (decrease) in net assets from operations	$166,817	$135,295	$119,321

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	MG6	MG7	V44

	Sub-Account	Sub-Account	Sub-Account

Income:
Dividend income	$1,816,233	$3,893	$-

Expenses:
Mortality and expense risk charges	(944,384)	(5,133)	(8,126)
Distribution and administrative expense charges	(343,035)	(1,419)	(2,847)

Net investment income (loss)	528,814	(2,659)	(10,973)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(2,106,388)	(8,303)	(400,753)
Realized gain distributions	4,791,328	35,481	-

Net realized gains (losses)	2,684,940	27,178	(400,753)

Net change in unrealized appreciation (depreciation)	4,446,239	13,990	634,077

Net realized and change in unrealized gains (losses)	7,131,179	41,168	233,324

Net increase (decrease) in net assets from operations	$7,659,993	$38,509	$222,351

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	V43	O19	O23

	Sub-Account	Sub-Account	Sub-Account

Income:
Dividend income	$-	$-	$5,422

Expenses:
Mortality and expense risk charges	(2,979)	(16,846)	(4,379)
Distribution and administrative expense charges	(1,022)	(4,298)	(1,107)

Net investment income (loss)	(4,001)	(21,144)	(64)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(177,505)	(161,642)	(211)
Realized gain distributions	-	-	-

Net realized gains (losses)	(177,505)	(161,642)	(211)

Net change in unrealized appreciation (depreciation)	267,065	534,305	30,941

Net realized and change in unrealized gains (losses)	89,560	372,663	30,730

Net increase (decrease) in net assets from operations	$85,559	$351,519	$30,666

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	O20	O21	O04

	Sub-Account	Sub-Account	Sub-Account

Income:
Dividend income	$-	$34,324	$514

Expenses:
Mortality and expense risk charges	(23,111)	(98,469)	(775)
Distribution and administrative expense charges	(6,002)	(24,571)	(188)

Net investment income (loss)	(29,113)	(88,716)	(449)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(50,525)	(1,111,622)	(71)
Realized gain distributions	201,846	490,078	-

Net realized gains (losses)	151,321	(621,544)	(71)

Net change in unrealized appreciation (depreciation)	372,103	2,116,375	8,714

Net realized and change in unrealized gains (losses)	523,424	1,494,831	8,643

Net increase (decrease) in net assets from operations	$494,311	$1,406,115	$8,194

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	P08	PC0	P70

	Sub-Account	Sub-Account	Sub-Account

Income:
Dividend income	$19,957	$44,355	$2,390

Expenses:
Mortality and expense risk charges	(8,259)	(19,395)	(185)
Distribution and administrative expense charges	(2,180)	(6,849)	(54)

Net investment income (loss)	9,518	18,111	2,151

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(11,108)	(42,649)	(381)
Realized gain distributions	-	-	-

Net realized gains (losses)	(11,108)	(42,649)	(381)

Net change in unrealized appreciation (depreciation)	43,517	120,891	(3,229)

Net realized and change in unrealized gains (losses)	32,409	78,242	(3,610)

Net increase (decrease) in net assets from operations	$41,927	$96,353	$(1,459)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	P10	PK8	PD6

	Sub-Account	Sub-Account	Sub-Account

Income:
Dividend income	$199,978	$26,082	$627,614

Expenses:
Mortality and expense risk charges	(15,937)	(6,165)	(364,259)
Distribution and administrative expense charges	(4,861)	(1,650)	(137,189)

Net investment income (loss)	179,180	18,267	126,166

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	11,144	(34,218)	(1,408,699)
Realized gain distributions	-	-	-

Net realized gains (losses)	11,144	(34,218)	(1,408,699)

Net change in unrealized appreciation (depreciation)	(307,572)	57,044	4,376,349

Net realized and change in unrealized gains (losses)	(296,428)	22,826	2,967,650

Net increase (decrease) in net assets from operations	$(117,248)	$41,093	$3,093,816

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	PH2	P06	P07

	Sub-Account	Sub-Account	Sub-Account

Income:
Dividend income	$1,326	$37,639	$163,644

Expenses:
Mortality and expense risk charges	(514)	(17,011)	(62,358)
Distribution and administrative expense charges	(211)	(4,157)	(15,276)

Net investment income (loss)	601	16,471	86,010

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(1,886)	(14,746)	(185,727)
Realized gain distributions	-	-	-

Net realized gains (losses)	(1,886)	(14,746)	(185,727)

Net change in unrealized appreciation (depreciation)	10,638	21,773	273,350

Net realized and change in unrealized gains (losses)	8,752	7,027	87,623

Net increase (decrease) in net assets from operations	$9,353	$23,498	$173,633

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	PI3	P72	W41

	Sub-Account	Sub-Account	Sub-Account

Income:
Dividend income	$40,738	$8,425	$-

Expenses:
Mortality and expense risk charges	(2,495)	(5,524)	(12)
Distribution and administrative expense charges	(764)	(1,903)	(2)

Net investment income (loss)	37,479	998	(14)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(51,973)	7,687	(1,099)
Realized gain distributions	-	23,615	-

Net realized gains (losses)	(51,973)	31,302	(1,099)

Net change in unrealized appreciation (depreciation)	19,991	27,133	1,323

Net realized and change in unrealized gains (losses)	(31,982)	58,435	224

Net increase (decrease) in net assets from operations	$5,497	$59,433	$210

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

W42

Sub-Account

Income:
Dividend income	$-

Expenses:
Mortality and expense risk charges	(26)
Distribution and administrative expense charges	(5)

Net investment income (loss)	(31)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	14
Realized gain distributions	-

Net realized gains (losses)	14

Net change in unrealized appreciation (depreciation)	256

Net realized and change in unrealized gains (losses)	270

Net increase (decrease) in net assets from operations	$239

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	AL1 Sub-Account		AO5 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$(9,178)	$16,670	$(62,150)	$58,483
Net realized gains (losses)	(28,365)	90,157	(311,832)	2,130,764
Net change in unrealized appreciation (depreciation)	148,171	(439,331)	1,029,536	(3,753,960)
Increase (decrease) from operations	110,628	(332,504)	655,554	(1,564,713)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	-	-	71,333	1,109
Transfers between Sub-Accounts (including the Fixed Account), net	(4,130)	29,225	(64,979)	177,089
Withdrawals, surrenders, annuitizations and contract charges	(209,745)	(232,542)	(638,929)	(746,376)
Net accumulation activity	(213,875)	(203,317)	(632,575)	(568,178)

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	-	-	-	-
Adjustments to annuity reserves	-	-	-	-
Net annuitization activity	-	-	-	-

Increase (decrease) from contract owner transactions	(213,875)	(203,317)	(632,575)	(568,178)

Total increase (decrease) in net assets	(103,247)	(535,821)	22,979	(2,132,891)

Net assets at beginning of year	1,170,216	1,706,037	5,981,039	8,113,930
Net assets at end of year	$1,066,969	$1,170,216	$6,004,018	$5,981,039

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	AM2 Sub-Account		A98 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$(3,238)	$(3,498)	$(8,211)	$20,031
Net realized gains (losses)	491	33,583	7,398	(9,804)
Net change in unrealized appreciation (depreciation)	23,605	(106,819)	95,534	(179,550)
Increase (decrease) from operations	20,858	(76,734)	94,721	(169,323)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	-	-	664	5,093
Transfers between Sub-Accounts (including the Fixed Account), net	(98)	30,477	(26,353)	3,358
Withdrawals, surrenders, annuitizations and contract charges	(16,945)	(15,667)	(162,068)	(144,257)
Net accumulation activity	(17,043)	14,810	(187,757)	(135,806)

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	-	-	-	-
Adjustments to annuity reserves	-	-	-	-
Net annuitization activity	-	-	-	-

Increase (decrease) from contract owner transactions	(17,043)	14,810	(187,757)	(135,806)

Total increase (decrease) in net assets	3,815	(61,924)	(93,036)	(305,129)

Net assets at beginning of year	198,690	260,614	791,297	1,096,426
Net assets at end of year	$202,505	$198,690	$698,261	$791,297

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	A74 Sub-Account		B18 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$(5,141)	$(5,230)	$141,290	$(383,787)
Net realized gains (losses)	79,987	136,940	(469,733)	(251,279)
Net change in unrealized appreciation (depreciation)	11,135	(263,835)	2,302,271	(4,010,337)
Increase (decrease) from operations	85,981	(132,125)	1,973,828	(4,645,403)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	172	100	39,607	77,662
Transfers between Sub-Accounts (including the Fixed Account), net	5,702	(10,143)	(140,578)	73,024
Withdrawals, surrenders, annuitizations and contract charges	(65,991)	(76,107)	(2,345,116)	(2,672,503)
Net accumulation activity	(60,117)	(86,150)	(2,446,087)	(2,521,817)

Annuitization Activity:
Annuitizations	-	-	-	33,848
Annuity payments and contract charges	-	-	(3,555)	(3,503)
Adjustments to annuity reserves	-	-	634	1,073
Net annuitization activity	-	-	(2,921)	31,418

Increase (decrease) from contract owner transactions	(60,117)	(86,150)	(2,449,008)	(2,490,399)

Total increase (decrease) in net assets	25,864	(218,275)	(475,180)	(7,135,802)

Net assets at beginning of year	602,878	821,153	20,128,354	27,264,156
Net assets at end of year	$628,742	$602,878	$19,653,174	$20,128,354

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	C60 Sub-Account		C90 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$(34,242)	$(36,423)	$(14,386)	$(14,432)
Net realized gains (losses)	429,780	217,927	119,543	51,040
Net change in unrealized appreciation (depreciation)	302,875	(1,059,053)	157,479	(328,754)
Increase (decrease) from operations	698,413	(877,549)	262,636	(292,146)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	9,609	7,064	52	212
Transfers between Sub-Accounts (including the Fixed Account), net	(376,451)	419,167	(143,785)	110,002
Withdrawals, surrenders, annuitizations and contract charges	(251,483)	(266,929)	(41,956)	(53,373)
Net accumulation activity	(618,325)	159,302	(185,689)	56,841

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	(4,226)	(280)	-	-
Adjustments to annuity reserves	1,207	39	-	-
Net annuitization activity	(3,019)	(241)	-	-

Increase (decrease) from contract owner transactions	(621,344)	159,061	(185,689)	56,841

Total increase (decrease) in net assets	77,069	(718,488)	76,947	(235,305)

Net assets at beginning of year	1,917,756	2,636,244	778,389	1,013,694
Net assets at end of year	$1,994,825	$1,917,756	$855,336	$778,389

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	C58 Sub-Account		FD7 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$(117)	$(3,187)	$(7,544)	$(33,718)
Net realized gains (losses)	(550)	(10,220)	253,165	414,891
Net change in unrealized appreciation (depreciation)	33,774	(65,453)	591,171	(1,528,175)
Increase (decrease) from operations	33,107	(78,860)	836,792	(1,147,002)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	76	564	20,121	4,902
Transfers between Sub-Accounts (including the Fixed Account), net	(5,448)	(87,895)	23,343	(43,492)
Withdrawals, surrenders, annuitizations and contract charges	(19,872)	(15,478)	(281,050)	(364,198)
Net accumulation activity	(25,244)	(102,809)	(237,586)	(402,788)

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	-	-	-	-
Adjustments to annuity reserves	-	-	-	-
Net annuitization activity	-	-	-	-

Increase (decrease) from contract owner transactions	(25,244)	(102,809)	(237,586)	(402,788)

Total increase (decrease) in net assets	7,863	(181,669)	599,206	(1,549,790)

Net assets at beginning of year	261,694	443,363	4,463,531	6,013,321
Net assets at end of year	$269,557	$261,694	$5,062,737	$4,463,531

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	F24 Sub-Account		F88 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$(170,380)	$(177,386)	$548	$75
Net realized gains (losses)	1,027,551	1,155,919	1,574	1,923
Net change in unrealized appreciation (depreciation)	2,249,200	(5,140,386)	(260)	(6,934)
Increase (decrease) from operations	3,106,371	(4,161,853)	1,862	(4,936)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	(54,002)	115,499	-	-
Transfers between Sub-Accounts (including the Fixed Account), net	(1,379,508)	1,316,171	62	384
Withdrawals, surrenders, annuitizations and contract charges	(1,171,784)	(1,257,385)	(1,708)	(1,708)
Net accumulation activity	(2,605,294)	174,285	(1,646)	(1,324)

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	(9,645)	(9,606)	-	-
Adjustments to annuity reserves	3,315	1,098	-	-
Net annuitization activity	(6,330)	(8,508)	-	-

Increase (decrease) from contract owner transactions	(2,611,624)	165,777	(1,646)	(1,324)

Total increase (decrease) in net assets	494,747	(3,996,076)	216	(6,260)

Net assets at beginning of year	11,196,642	15,192,718	26,538	32,798
Net assets at end of year	$11,691,389	$11,196,642	$26,754	$26,538

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	FB9 Sub-Account		F15 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$9,301	$802	$9,565	$1,304
Net realized gains (losses)	3,111	69,320	7,091	74,758
Net change in unrealized appreciation (depreciation)	36,559	(191,888)	52,004	(239,753)
Increase (decrease) from operations	48,971	(121,766)	68,660	(163,691)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	-	-	-	680
Transfers between Sub-Accounts (including the Fixed Account), net	(21,424)	(5,319)	(731)	(1,777)
Withdrawals, surrenders, annuitizations and contract charges	(10,886)	(63,703)	(36,419)	(105,861)
Net accumulation activity	(32,310)	(69,022)	(37,150)	(106,958)

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	-	-	-	-
Adjustments to annuity reserves	-	-	-	-
Net annuitization activity	-	-	-	-

Increase (decrease) from contract owner transactions	(32,310)	(69,022)	(37,150)	(106,958)

Total increase (decrease) in net assets	16,661	(190,788)	31,510	(270,649)

Net assets at beginning of year	574,454	765,242	680,091	950,740
Net assets at end of year	$591,115	$574,454	$711,601	$680,091

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	F41 Sub-Account		FE3 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$(43,056)	$(55,250)	$(250,122)	$53,374
Net realized gains (losses)	228,943	296,635	848,500	664,836
Net change in unrealized appreciation (depreciation)	186,512	(991,361)	553,819	(2,460,475)
Increase (decrease) from operations	372,399	(749,976)	1,152,197	(1,742,265)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	16,776	5,604	6,239	71,059
Transfers between Sub-Accounts (including the Fixed Account), net	(107,625)	(31,029)	163,701	(876,680)
Withdrawals, surrenders, annuitizations and contract charges	(832,180)	(350,880)	(1,337,643)	(1,691,877)
Net accumulation activity	(923,029)	(376,305)	(1,167,703)	(2,497,498)

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	(5,421)	(348)	(7,671)	(7,711)
Adjustments to annuity reserves	1,766	(276)	2,157	1,257
Net annuitization activity	(3,655)	(624)	(5,514)	(6,454)

Increase (decrease) from contract owner transactions	(926,684)	(376,929)	(1,173,217)	(2,503,952)

Total increase (decrease) in net assets	(554,285)	(1,126,905)	(21,020)	(4,246,217)

Net assets at beginning of year	3,615,619	4,742,524	14,628,554	18,874,771
Net assets at end of year	$3,061,334	$3,615,619	$14,607,534	$14,628,554

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	T21 Sub-Account		T20 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$3,515	$8,557	$65,724	$61,878
Net realized gains (losses)	(381)	79,193	(50,360)	(104,451)
Net change in unrealized appreciation (depreciation)	91,665	(349,763)	735,118	(430,893)
Increase (decrease) from operations	94,799	(262,013)	750,482	(473,466)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	(71,775)	84,251	16,390	67,258
Transfers between Sub-Accounts (including the Fixed Account), net	5,676	71,710	(248,559)	(270,979)
Withdrawals, surrenders, annuitizations and contract charges	(148,600)	(78,601)	(476,872)	(485,328)
Net accumulation activity	(214,699)	77,360	(709,041)	(689,049)

Annuitization Activity:
Annuitizations	-	-	11,650	-
Annuity payments and contract charges	(1,719)	(101)	(1,561)	(269)
Adjustments to annuity reserves	533	(46)	(247)	29
Net annuitization activity	(1,186)	(147)	9,842	(240)

Increase (decrease) from contract owner transactions	(215,885)	77,213	(699,199)	(689,289)

Total increase (decrease) in net assets	(121,086)	(184,800)	51,283	(1,162,755)

Net assets at beginning of year	923,843	1,108,643	4,337,124	5,499,879
Net assets at end of year	$802,757	$923,843	$4,388,407	$4,337,124

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	FE6 Sub-Account		T59 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$(1,221)	$516	$(1,230)	$(1,390)
Net realized gains (losses)	(12,537)	46,252	(1,284)	(6,544)
Net change in unrealized appreciation (depreciation)	119,456	(245,504)	3,467	1,493
Increase (decrease) from operations	105,698	(198,736)	953	(6,441)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	63	-	54	-
Transfers between Sub-Accounts (including the Fixed Account), net	(3,222)	1,214	4,271	(6,645)
Withdrawals, surrenders, annuitizations and contract charges	(45,186)	(110,670)	(4,426)	(9,373)
Net accumulation activity	(48,345)	(109,456)	(101)	(16,018)

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	-	-	-	-
Adjustments to annuity reserves	-	-	-	-
Net annuitization activity	-	-	-	-

Increase (decrease) from contract owner transactions	(48,345)	(109,456)	(101)	(16,018)

Total increase (decrease) in net assets	57,353	(308,192)	852	(22,459)

Net assets at beginning of year	855,071	1,163,263	79,528	101,987
Net assets at end of year	$912,424	$855,071	$80,380	$79,528

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	F56 Sub-Account		F59 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$9,966	$(10,222)	$92,429	$106,007
Net realized gains (losses)	732	(6,276)	162,847	65,162
Net change in unrealized appreciation (depreciation)	97,493	(80,000)	(70,070)	(414,570)
Increase (decrease) from operations	108,191	(96,498)	185,206	(243,401)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	18,742	170	19,642	283
Transfers between Sub-Accounts (including the Fixed Account), net	(52,608)	(18,246)	77,703	(249,165)
Withdrawals, surrenders, annuitizations and contract charges	(52,486)	(62,419)	(510,670)	(270,995)
Net accumulation activity	(86,352)	(80,495)	(413,325)	(519,877)

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	-	-	(842)	(9,235)
Adjustments to annuity reserves	-	-	78	912
Net annuitization activity	-	-	(764)	(8,323)

Increase (decrease) from contract owner transactions	(86,352)	(80,495)	(414,089)	(528,200)

Total increase (decrease) in net assets	21,839	(176,993)	(228,883)	(771,601)

Net assets at beginning of year	614,030	791,023	2,924,303	3,695,904
Net assets at end of year	$635,869	$614,030	$2,695,420	$2,924,303

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	FF0 Sub-Account		F54 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$968	$1,596	$13,944	$7,577
Net realized gains (losses)	2,369	1,502	448,911	720,825
Net change in unrealized appreciation (depreciation)	(1,015)	(7,520)	415,358	(1,629,976)
Increase (decrease) from operations	2,322	(4,422)	878,213	(901,574)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	-	-	21,816	33,644
Transfers between Sub-Accounts (including the Fixed Account), net	(219)	(5,246)	(885)	(796,881)
Withdrawals, surrenders, annuitizations and contract charges	(32,570)	(9,140)	(584,271)	(1,022,574)
Net accumulation activity	(32,789)	(14,386)	(563,340)	(1,785,811)

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	-	-	(6,444)	(6,584)
Adjustments to annuity reserves	-	-	1,954	1,077
Net annuitization activity	-	-	(4,490)	(5,507)

Increase (decrease) from contract owner transactions	(32,789)	(14,386)	(567,830)	(1,791,318)

Total increase (decrease) in net assets	(30,467)	(18,808)	310,383	(2,692,892)

Net assets at beginning of year	50,951	69,759	7,895,047	10,587,939
Net assets at end of year	$20,484	$50,951	$8,205,430	$7,895,047

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	FG8 Sub-Account		F53 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$105	$77	$(13,644)	$(9,955)
Net realized gains (losses)	(418)	2,178	56,529	260,620
Net change in unrealized appreciation (depreciation)	636	(4,158)	75,556	(423,020)
Increase (decrease) from operations	323	(1,903)	118,441	(172,355)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	-	-	14,113	274
Transfers between Sub-Accounts (including the Fixed Account), net	(19,168)	(2,039)	13,093	(163,598)
Withdrawals, surrenders, annuitizations and contract charges	(240)	(326)	(176,691)	(88,863)
Net accumulation activity	(19,408)	(2,365)	(149,485)	(252,187)

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	-	-	-	(3,175)
Adjustments to annuity reserves	-	-	-	335
Net annuitization activity	-	-	-	(2,840)

Increase (decrease) from contract owner transactions	(19,408)	(2,365)	(149,485)	(255,027)

Total increase (decrease) in net assets	(19,085)	(4,268)	(31,044)	(427,382)

Net assets at beginning of year	19,085	23,353	1,168,030	1,595,412
Net assets at end of year	$-	$19,085	$1,136,986	$1,168,030

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	FJ9 Sub-Account		T28 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$(595)	$(416)	$14,225	$14,474
Net realized gains (losses)	2,753	8,855	(18,023)	(17,610)
Net change in unrealized appreciation (depreciation)	2,842	(14,788)	34,711	(70,592)
Increase (decrease) from operations	5,000	(6,349)	30,913	(73,728)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	-	-	11,078	100
Transfers between Sub-Accounts (including the Fixed Account), net	(2,083)	(2,363)	12,944	(3,139)
Withdrawals, surrenders, annuitizations and contract charges	(2,664)	(2,373)	(60,715)	(25,030)
Net accumulation activity	(4,747)	(4,736)	(36,693)	(28,069)

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	-	-	-	-
Adjustments to annuity reserves	-	-	-	-
Net annuitization activity	-	-	-	-

Increase (decrease) from contract owner transactions	(4,747)	(4,736)	(36,693)	(28,069)

Total increase (decrease) in net assets	253	(11,085)	(5,780)	(101,797)

Net assets at beginning of year	48,204	59,289	506,779	608,576
Net assets at end of year	$48,457	$48,204	$500,999	$506,779

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	FJ0 Sub-Account		V35 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$30	$27	$(2,287)	$(2,308)
Net realized gains (losses)	(8)	(33)	36,166	35,042
Net change in unrealized appreciation (depreciation)	46	(158)	(12,342)	(41,773)
Increase (decrease) from operations	68	(164)	21,537	(9,039)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	-	-	-	-
Transfers between Sub-Accounts (including the Fixed Account), net	(1)	-	(4,438)	(15,408)
Withdrawals, surrenders, annuitizations and contract charges	(1)	(53)	(11,257)	(10,333)
Net accumulation activity	(2)	(53)	(15,695)	(25,741)

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	-	-	-	-
Adjustments to annuity reserves	-	-	-	-
Net annuitization activity	-	-	-	-

Increase (decrease) from contract owner transactions	(2)	(53)	(15,695)	(25,741)

Total increase (decrease) in net assets	66	(217)	5,842	(34,780)

Net assets at beginning of year	1,098	1,315	164,388	199,168
Net assets at end of year	$1,164	$1,098	$170,230	$164,388

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	V13 Sub-Account		V11 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$(2,359)	$(6,976)	$8,454	$(3,307)
Net realized gains (losses)	280,011	107,777	127,046	571,126
Net change in unrealized appreciation (depreciation)	(129,185)	(117,563)	173,038	(956,832)
Increase (decrease) from operations	148,467	(16,762)	308,538	(389,013)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	392,529	10	35,714	70
Transfers between Sub-Accounts (including the Fixed Account), net	6,527	(130,648)	98,013	100,933
Withdrawals, surrenders, annuitizations and contract charges	(531,657)	(101,224)	(722,101)	(172,830)
Net accumulation activity	(132,601)	(231,862)	(588,374)	(71,827)

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	-	-	-	-
Adjustments to annuity reserves	-	-	-	-
Net annuitization activity	-	-	-	-

Increase (decrease) from contract owner transactions	(132,601)	(231,862)	(588,374)	(71,827)

Total increase (decrease) in net assets	15,866	(248,624)	(279,836)	(460,840)

Net assets at beginning of year	1,575,930	1,824,554	3,891,830	4,352,670
Net assets at end of year	$1,591,796	$1,575,930	$3,611,994	$3,891,830

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	AC1 Sub-Account		J88 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$(3,495)	$(995)	$23,629	$2,409
Net realized gains (losses)	(1,181)	18,172	(37,350)	(16,222)
Net change in unrealized appreciation (depreciation)	30,050	(60,566)	67,111	(263,684)
Increase (decrease) from operations	25,374	(43,389)	53,390	(277,497)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	244	245	252	243
Transfers between Sub-Accounts (including the Fixed Account), net	56	(8,315)	(2,596)	(58,274)
Withdrawals, surrenders, annuitizations and contract charges	(2,067)	(2,043)	(103,054)	(186,477)
Net accumulation activity	(1,767)	(10,113)	(105,398)	(244,508)

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	-	-	-	-
Adjustments to annuity reserves	-	-	-	-
Net annuitization activity	-	-	-	-

Increase (decrease) from contract owner transactions	(1,767)	(10,113)	(105,398)	(244,508)

Total increase (decrease) in net assets	23,607	(53,502)	(52,008)	(522,005)

Net assets at beginning of year	164,252	217,754	1,545,643	2,067,648
Net assets at end of year	$187,859	$164,252	$1,493,635	$1,545,643

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	J94 Sub-Account			L11 Sub-Account
	December 31,		December 31,	December 31,	December 31,
	2023		2022	2023	2022
Operations:
Net investment income (loss)	$(5,967	) $	(16,970)	$50,034	$29,430
Net realized gains (losses)	70,589		196,548	(25,658)	19,462
Net change in unrealized appreciation (depreciation)	147,089		(435,817)	301,642	(433,846)
Increase (decrease) from operations	211,711		(256,239)	326,018	(384,954)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	751		774	6,534	6,663
Transfers between Sub-Accounts (including the Fixed Account), net	(15,630)		(71,914)	(145,726)	8,693
Withdrawals, surrenders, annuitizations and contract charges	(84,004)		(123,431)	(281,437)	(299,191)
Net accumulation activity	(98,883)		(194,571)	(420,629)	(283,835)

Annuitization Activity:
Annuitizations	-		-	-	-
Annuity payments and contract charges	-		-	-	-
Adjustments to annuity reserves	-		-	-	-
Net annuitization activity	-		-	-	-

Increase (decrease) from contract owner transactions	(98,883)		(194,571)	(420,629)	(283,835)

Total increase (decrease) in net assets	112,828		(450,810)	(94,611)	(668,789)

Net assets at beginning of year	895,988		1,346,798	1,816,060	2,484,849
Net assets at end of year	$1,008,816		$895,988	$1,721,449	$1,816,060

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	L18 Sub-Account		L17 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$(17,739)	$(20,209)	$(22,234)	$(14,555)
Net realized gains (losses)	(73,616)	103,320	57,979	268,818
Net change in unrealized appreciation (depreciation)	184,470	(595,464)	194,087	(572,504)
Increase (decrease) from operations	93,115	(512,353)	229,832	(318,241)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	2,268	10,362	2,361	-
Transfers between Sub-Accounts (including the Fixed Account), net	16,722	229,432	(101,773)	(119,068)
Withdrawals, surrenders, annuitizations and contract charges	(155,421)	(109,813)	(143,837)	(135,612)
Net accumulation activity	(136,431)	129,981	(243,249)	(254,680)

Annuitization Activity:
Annuitizations	9,177	-	-	-
Annuity payments and contract charges	(981)	-	-	-
Adjustments to annuity reserves	(122)	-	-	-
Net annuitization activity	8,074	-	-	-

Increase (decrease) from contract owner transactions	(128,357)	129,981	(243,249)	(254,680)

Total increase (decrease) in net assets	(35,242)	(382,372)	(13,417)	(572,921)

Net assets at beginning of year	1,110,846	1,493,218	1,929,507	2,502,428
Net assets at end of year	$1,075,604	$1,110,846	$1,916,090	$1,929,507

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	MD8 Sub-Account		M07 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$29,093	$(1,967)	$43,335	$25,121
Net realized gains (losses)	-	-	222,784	711,515
Net change in unrealized appreciation (depreciation)	-	-	284,093	(1,658,647)
Increase (decrease) from operations	29,093	(1,967)	550,212	(922,011)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	9,715	125,396	153,664	396,287
Transfers between Sub-Accounts (including the Fixed Account), net	30,458	(12,708)	(74,630)	(6,447)
Withdrawals, surrenders, annuitizations and contract charges	(298,299)	(37,734)	(1,295,163)	(853,281)
Net accumulation activity	(258,126)	74,954	(1,216,129)	(463,441)

Annuitization Activity:
Annuitizations	(24,511)	-	258,218	-
Annuity payments and contract charges	3,513	(5,116)	(46,583)	(12,688)
Adjustments to annuity reserves	6,929	(670)	(5,715)	(2,421)
Net annuitization activity	(14,069)	(5,786)	205,920	(15,109)

Increase (decrease) from contract owner transactions	(272,195)	69,168	(1,010,209)	(478,550)

Total increase (decrease) in net assets	(243,102)	67,201	(459,997)	(1,400,561)

Net assets at beginning of year	1,136,073	1,068,872	7,071,899	8,472,460
Net assets at end of year	$892,971	$1,136,073	$6,611,902	$7,071,899

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	M35 Sub-Account		M31 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$31,112	$(32,909)	$(85,883)	$(87,327)
Net realized gains (losses)	755,730	1,892,755	783,224	832,158
Net change in unrealized appreciation (depreciation)	655,702	(4,307,531)	1,092,519	(3,428,058)
Increase (decrease) from operations	1,442,544	(2,447,685)	1,789,860	(2,683,227)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	58,912	267,656	82,847	1,127
Transfers between Sub-Accounts (including the Fixed Account), net	37,200	37,151	(37,120)	10,034
Withdrawals, surrenders, annuitizations and contract charges	(1,391,185)	(1,769,035)	(528,036)	(150,426)
Net accumulation activity	(1,295,073)	(1,464,228)	(482,309)	(139,265)

Annuitization Activity:
Annuitizations	26,268	-	38,257	-
Annuity payments and contract charges	(20,223)	(19,052)	(24,284)	(8,792)
Adjustments to annuity reserves	1,546	1,452	(1,902)	(10,730)
Net annuitization activity	7,591	(17,600)	12,071	(19,522)

Increase (decrease) from contract owner transactions	(1,287,482)	(1,481,828)	(470,238)	(158,787)

Total increase (decrease) in net assets	155,062	(3,929,513)	1,319,622	(2,842,014)

Net assets at beginning of year	18,144,538	22,074,051	5,455,499	8,297,513
Net assets at end of year	$18,299,600	$18,144,538	$6,775,121	$5,455,499

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	M80 Sub-Account		M41 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$(13,500)	$(14,214)	$(14,478)	$(16,463)
Net realized gains (losses)	56,312	127,601	(50,532)	134,139
Net change in unrealized appreciation (depreciation)	170,409	(454,772)	211,317	(507,126)
Increase (decrease) from operations	213,221	(341,385)	146,307	(389,450)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	36,292	480	21,686	2,689
Transfers between Sub-Accounts (including the Fixed Account), net	(27,061)	72,163	(40,393)	118,796
Withdrawals, surrenders, annuitizations and contract charges	(97,867)	(141,323)	(182,927)	(219,593)
Net accumulation activity	(88,636)	(68,680)	(201,634)	(98,108)

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	-	-	-	-
Adjustments to annuity reserves	-	-	-	-
Net annuitization activity	-	-	-	-

Increase (decrease) from contract owner transactions	(88,636)	(68,680)	(201,634)	(98,108)

Total increase (decrease) in net assets	124,585	(410,065)	(55,327)	(487,558)

Net assets at beginning of year	678,707	1,088,772	876,364	1,363,922
Net assets at end of year	$803,292	$678,707	$821,037	$876,364

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	M05 Sub-Account		M42 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$(6,803)	$(7,868)	$(24,107)	$(26,112)
Net realized gains (losses)	(66,064)	160,307	(211,090)	450,014
Net change in unrealized appreciation (depreciation)	130,884	(388,209)	406,169	(1,043,184)
Increase (decrease) from operations	58,017	(235,770)	170,972	(619,282)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	-	16,672	107,739	19,199
Transfers between Sub-Accounts (including the Fixed Account), net	5,937	4,451	33,739	289,713
Withdrawals, surrenders, annuitizations and contract charges	(76,559)	(30,636)	(265,288)	(172,255)
Net accumulation activity	(70,622)	(9,513)	(123,810)	136,657

Annuitization Activity:
Annuitizations	-	-	10,484	-
Annuity payments and contract charges	(3,520)	(36,791)	(1,195)	(71)
Adjustments to annuity reserves	(982)	(7,396)	(145)	-
Net annuitization activity	(4,502)	(44,187)	9,144	(71)

Increase (decrease) from contract owner transactions	(75,124)	(53,700)	(114,666)	136,586

Total increase (decrease) in net assets	(17,107)	(289,470)	56,306	(482,696)

Net assets at beginning of year	505,909	795,379	1,467,386	1,950,082
Net assets at end of year	$488,802	$505,909	$1,523,692	$1,467,386

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	M89 Sub-Account		M82 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$272,513	$182,187	$(116,821)	$(131,408)
Net realized gains (losses)	(496,803)	(299,953)	586,831	1,419,765
Net change in unrealized appreciation (depreciation)	1,327,092	(4,354,085)	982,847	(3,214,741)
Increase (decrease) from operations	1,102,802	(4,471,851)	1,452,857	(1,926,384)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	118,084	91,215	86,245	54,202
Transfers between Sub-Accounts (including the Fixed Account), net	1,194,109	(648,591)	(411,315)	199,093
Withdrawals, surrenders, annuitizations and contract charges	(2,684,501)	(3,327,682)	(861,024)	(1,185,570)
Net accumulation activity	(1,372,308)	(3,885,058)	(1,186,094)	(932,275)

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	(1,854)	(1,924)	(10,446)	(10,706)
Adjustments to annuity reserves	139	136	3,507	1,502
Net annuitization activity	(1,715)	(1,788)	(6,939)	(9,204)

Increase (decrease) from contract owner transactions	(1,374,023)	(3,886,846)	(1,193,033)	(941,479)

Total increase (decrease) in net assets	(271,221)	(8,358,697)	259,824	(2,867,863)

Net assets at beginning of year	21,597,272	29,955,969	7,823,653	10,691,516
Net assets at end of year	$21,326,051	$21,597,272	$8,083,477	$7,823,653

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	M44 Sub-Account		M40 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$61,082	$32,838	$29,761	$10,598
Net realized gains (losses)	131,468	146,147	162,809	220,129
Net change in unrealized appreciation (depreciation)	(315,854)	(202,539)	(268,736)	(256,139)
Increase (decrease) from operations	(123,304)	(23,554)	(76,166)	(25,412)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	52,945	184,595	6,003	311
Transfers between Sub-Accounts (including the Fixed Account), net	(26,465)	60,115	180,932	(150,785)
Withdrawals, surrenders, annuitizations and contract charges	(517,492)	(312,472)	(326,589)	(193,236)
Net accumulation activity	(491,012)	(67,762)	(139,654)	(343,710)

Annuitization Activity:
Annuitizations	102,126	-	7,725	-
Annuity payments and contract charges	(11,703)	(668)	(824)	-
Adjustments to annuity reserves	(2,258)	(5,564)	(84)	-
Net annuitization activity	88,165	(6,232)	6,817	-

Increase (decrease) from contract owner transactions	(402,847)	(73,994)	(132,837)	(343,710)

Total increase (decrease) in net assets	(526,151)	(97,548)	(209,003)	(369,122)

Net assets at beginning of year	3,270,600	3,368,148	2,071,014	2,440,136
Net assets at end of year	$2,744,449	$3,270,600	$1,862,011	$2,071,014

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	M83 Sub-Account		M08 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$4,695	$(15,623)	$(15,492)	$(32,166)
Net realized gains (losses)	510,447	565,234	419,370	465,713
Net change in unrealized appreciation (depreciation)	(127,956)	(1,199,124)	(125,761)	(968,648)
Increase (decrease) from operations	387,186	(649,513)	278,117	(535,101)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	53,095	44,472	94,914	21,732
Transfers between Sub-Accounts (including the Fixed Account), net	204,992	(482,675)	238,265	(502,392)
Withdrawals, surrenders, annuitizations and contract charges	(948,308)	(588,445)	(823,967)	(605,759)
Net accumulation activity	(690,221)	(1,026,648)	(490,788)	(1,086,419)

Annuitization Activity:
Annuitizations	6,875	-	-	-
Annuity payments and contract charges	(10,406)	(36,040)	(181)	(6,675)
Adjustments to annuity reserves	(53)	(6,409)	44	705
Net annuitization activity	(3,584)	(42,449)	(137)	(5,970)

Increase (decrease) from contract owner transactions	(693,805)	(1,069,097)	(490,925)	(1,092,389)

Total increase (decrease) in net assets	(306,619)	(1,718,610)	(212,808)	(1,627,490)

Net assets at beginning of year	6,759,986	8,478,596	5,102,329	6,729,819
Net assets at end of year	$6,453,367	$6,759,986	$4,889,521	$5,102,329

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	MB6 Sub-Account		MB7 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$738	$(25,018)	$(15,935)	$(23,021)
Net realized gains (losses)	899,482	1,806,090	249,189	558,253
Net change in unrealized appreciation (depreciation)	1,272,020	(3,590,929)	393,830	(1,120,493)
Increase (decrease) from operations	2,172,240	(1,809,857)	627,084	(585,261)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	157,872	110,393	61,543	43,325
Transfers between Sub-Accounts (including the Fixed Account), net	(57,266)	(4,210)	(248,412)	35,848
Withdrawals, surrenders, annuitizations and contract charges	(1,156,624)	(449,537)	(330,830)	(281,888)
Net accumulation activity	(1,056,018)	(343,354)	(517,699)	(202,715)

Annuitization Activity:
Annuitizations	293,300	-	6,229	-
Annuity payments and contract charges	(77,031)	(44,408)	(842)	(165)
Adjustments to annuity reserves	(8,460)	(38,052)	(108)	12
Net annuitization activity	207,809	(82,460)	5,279	(153)

Increase (decrease) from contract owner transactions	(848,209)	(425,814)	(512,420)	(202,868)

Total increase (decrease) in net assets	1,324,031	(2,235,671)	114,664	(788,129)

Net assets at beginning of year	8,687,538	10,923,209	2,593,849	3,381,978
Net assets at end of year	$10,011,569	$8,687,538	$2,708,513	$2,593,849

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	MC0 Sub-Account		MA0 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$14,532	$14,639	$172,726	$134,440
Net realized gains (losses)	(28,792)	33,002	(284,567)	287,084
Net change in unrealized appreciation (depreciation)	68,604	(194,397)	695,303	(2,429,624)
Increase (decrease) from operations	54,344	(146,756)	583,462	(2,008,100)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	-	-	169,172	5,249
Transfers between Sub-Accounts (including the Fixed Account), net	102,647	830	355,584	81,577
Withdrawals, surrenders, annuitizations and contract charges	(113,809)	(11,636)	(1,037,374)	(866,542)
Net accumulation activity	(11,162)	(10,806)	(512,618)	(779,716)

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	-	(8,577)	(787)	(799)
Adjustments to annuity reserves	(7,526)	(3,496)	72	66
Net annuitization activity	(7,526)	(12,073)	(715)	(733)

Increase (decrease) from contract owner transactions	(18,688)	(22,879)	(513,333)	(780,449)

Total increase (decrease) in net assets	35,656	(169,635)	70,129	(2,788,549)

Net assets at beginning of year	658,668	828,303	8,505,095	11,293,644
Net assets at end of year	$694,324	$658,668	$8,575,224	$8,505,095

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	MC2 Sub-Account		MC1 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$(12,572)	$(16,226)	$(23,510)	$(29,450)
Net realized gains (losses)	86,366	192,174	113,599	226,260
Net change in unrealized appreciation (depreciation)	214,390	(499,956)	210,563	(581,583)
Increase (decrease) from operations	288,184	(324,008)	300,652	(384,773)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	38,783	-	968	1,125
Transfers between Sub-Accounts (including the Fixed Account), net	19,503	513	(70,684)	(4,469)
Withdrawals, surrenders, annuitizations and contract charges	(92,115)	(90,346)	(172,424)	(131,475)
Net accumulation activity	(33,829)	(89,833)	(242,140)	(134,819)

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	-	(2,143)	-	-
Adjustments to annuity reserves	-	(14)	-	-
Net annuitization activity	-	(2,157)	-	-

Increase (decrease) from contract owner transactions	(33,829)	(91,990)	(242,140)	(134,819)

Total increase (decrease) in net assets	254,355	(415,998)	58,512	(519,592)

Net assets at beginning of year	1,375,178	1,791,176	1,565,755	2,085,347
Net assets at end of year	$1,629,533	$1,375,178	$1,624,267	$1,565,755

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	MC3 Sub-Account		MA1 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$88	$4,789	$(5,476)	$24,858
Net realized gains (losses)	(2,550)	10,500	(41,898)	39,497
Net change in unrealized appreciation (depreciation)	17,553	(58,249)	135,373	(365,260)
Increase (decrease) from operations	15,091	(42,960)	87,999	(300,905)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	-	-	31,914	5,422
Transfers between Sub-Accounts (including the Fixed Account), net	2,714	1,283	(35,881)	6,525
Withdrawals, surrenders, annuitizations and contract charges	(5,307)	(642)	(114,818)	(89,937)
Net accumulation activity	(2,593)	641	(118,785)	(77,990)

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	(1,753)	(1,821)	-	-
Adjustments to annuity reserves	522	(240)	-	-
Net annuitization activity	(1,231)	(2,061)	-	-

Increase (decrease) from contract owner transactions	(3,824)	(1,420)	(118,785)	(77,990)

Total increase (decrease) in net assets	11,267	(44,380)	(30,786)	(378,895)

Net assets at beginning of year	164,363	208,743	1,030,762	1,409,657
Net assets at end of year	$175,630	$164,363	$999,976	$1,030,762

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	MC4 Sub-Account		MC5 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$(1,528)	$162	$(26)	$(7)
Net realized gains (losses)	(5,726)	(546)	(6)	(4)
Net change in unrealized appreciation (depreciation)	8,098	(26,891)	36	(346)
Increase (decrease) from operations	844	(27,275)	4	(357)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	8,485	-	-	-
Transfers between Sub-Accounts (including the Fixed Account), net	(15)	-	1	-
Withdrawals, surrenders, annuitizations and contract charges	(22,953)	(1,043)	-	-
Net accumulation activity	(14,483)	(1,043)	1	-

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	(160)	(253)	-	-
Adjustments to annuity reserves	24	(747)	-	-
Net annuitization activity	(136)	(1,000)	-	-

Increase (decrease) from contract owner transactions	(14,619)	(2,043)	1	-

Total increase (decrease) in net assets	(13,775)	(29,318)	5	(357)

Net assets at beginning of year	120,376	149,694	1,548	1,905
Net assets at end of year	$106,601	$120,376	$1,553	$1,548

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	MC6 Sub-Account		MC7 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$(21,236)	$(20,560)	$(41)	$(40)
Net realized gains (losses)	119,503	290,265	131	279
Net change in unrealized appreciation (depreciation)	196,535	(686,827)	319	(806)
Increase (decrease) from operations	294,802	(417,122)	409	(567)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	-	-	46	-
Transfers between Sub-Accounts (including the Fixed Account), net	24,801	6,815	-	-
Withdrawals, surrenders, annuitizations and contract charges	(89,660)	(141,695)	(2)	(1)
Net accumulation activity	(64,859)	(134,880)	44	(1)

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	(4,992)	(5,049)	-	-
Adjustments to annuity reserves	2,898	(80)	-	-
Net annuitization activity	(2,094)	(5,129)	-	-

Increase (decrease) from contract owner transactions	(66,953)	(140,009)	44	(1)

Total increase (decrease) in net assets	227,849	(557,131)	453	(568)

Net assets at beginning of year	1,580,458	2,137,589	2,168	2,736
Net assets at end of year	$1,808,307	$1,580,458	$2,621	$2,168

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	MC8 Sub-Account		MC9 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$(18,796)	$(34,248)	$(500)	$(658)
Net realized gains (losses)	452,486	461,581	5,855	4,995
Net change in unrealized appreciation (depreciation)	235,440	(1,382,038)	2,452	(14,979)
Increase (decrease) from operations	669,130	(954,705)	7,807	(10,642)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	76,127	600	-	-
Transfers between Sub-Accounts (including the Fixed Account), net	(216,571)	444	(4,427)	3,230
Withdrawals, surrenders, annuitizations and contract charges	(323,841)	(89,748)	(3)	(612)
Net accumulation activity	(464,285)	(88,704)	(4,430)	2,618

Annuitization Activity:
Annuitizations	105,072	-	-	-
Annuity payments and contract charges	(32,065)	(39,675)	-	-
Adjustments to annuity reserves	(1,968)	(376)	-	-
Net annuitization activity	71,039	(40,051)	-	-

Increase (decrease) from contract owner transactions	(393,246)	(128,755)	(4,430)	2,618

Total increase (decrease) in net assets	275,884	(1,083,460)	3,377	(8,024)

Net assets at beginning of year	4,007,826	5,091,286	47,419	55,443
Net assets at end of year	$4,283,710	$4,007,826	$50,796	$47,419

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	MD0 Sub-Account		M92 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$(8,675)	$6,920	$(317,672)	$44,351
Net realized gains (losses)	6,554	74,452	203,182	861,236
Net change in unrealized appreciation (depreciation)	72,972	(175,748)	1,595,659	(3,394,426)
Increase (decrease) from operations	70,851	(94,376)	1,481,169	(2,488,839)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	84,241	23,206	64,310	107,618
Transfers between Sub-Accounts (including the Fixed Account), net	71	(276)	105,356	(1,251,017)
Withdrawals, surrenders, annuitizations and contract charges	(164,560)	(134,522)	(2,671,664)	(2,999,386)
Net accumulation activity	(80,248)	(111,592)	(2,501,998)	(4,142,785)

Annuitization Activity:
Annuitizations	1,636	-	-	-
Annuity payments and contract charges	(5,025)	(4,962)	(7,098)	(6,954)
Adjustments to annuity reserves	1,317	323	4,876	3,594
Net annuitization activity	(2,072)	(4,639)	(2,222)	(3,360)

Increase (decrease) from contract owner transactions	(82,320)	(116,231)	(2,504,220)	(4,146,145)

Total increase (decrease) in net assets	(11,469)	(210,607)	(1,023,051)	(6,634,984)

Net assets at beginning of year	923,566	1,134,173	21,380,499	28,015,483
Net assets at end of year	$912,097	$923,566	$20,357,448	$21,380,499

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	M96 Sub-Account		MD2 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$419	$6,008	$(37,351)	$3,847
Net realized gains (losses)	(19,897)	(11,653)	(171,646)	(197,283)
Net change in unrealized appreciation (depreciation)	49,689	(123,677)	385,267	(1,211,094)
Increase (decrease) from operations	30,211	(129,322)	176,270	(1,404,530)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	-	91	23,117	21,228
Transfers between Sub-Accounts (including the Fixed Account), net	195,950	(5,958)	776,874	(62,341)
Withdrawals, surrenders, annuitizations and contract charges	(84,112)	(52,830)	(784,063)	(1,195,793)
Net accumulation activity	111,838	(58,697)	15,928	(1,236,906)

Annuitization Activity:
Annuitizations	5,467	-	4,776	-
Annuity payments and contract charges	(978)	(861)	(2,207)	(1,850)
Adjustments to annuity reserves	(76)	(4,364)	51	143
Net annuitization activity	4,413	(5,225)	2,620	(1,707)

Increase (decrease) from contract owner transactions	116,251	(63,922)	18,548	(1,238,613)

Total increase (decrease) in net assets	146,462	(193,244)	194,818	(2,643,143)

Net assets at beginning of year	801,430	994,674	8,226,751	10,869,894
Net assets at end of year	$947,892	$801,430	$8,421,569	$8,226,751

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	MA6 Sub-Account		MA3 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$39,727	$39,103	$50,274	$55,974
Net realized gains (losses)	(16,675)	(18,165)	(76,105)	(46,367)
Net change in unrealized appreciation (depreciation)	68,866	(146,004)	155,555	(238,301)
Increase (decrease) from operations	91,918	(125,066)	129,724	(228,694)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	-	113	37,590	9,116
Transfers between Sub-Accounts (including the Fixed Account), net	5,695	(6,943)	4,021	(59,994)
Withdrawals, surrenders, annuitizations and contract charges	(37,886)	(97,711)	(381,770)	(210,448)
Net accumulation activity	(32,191)	(104,541)	(340,159)	(261,326)

Annuitization Activity:
Annuitizations	-	-	28,051	-
Annuity payments and contract charges	(4,713)	(6,586)	(3,016)	(42)
Adjustments to annuity reserves	5,738	(7,724)	(338)	4
Net annuitization activity	1,025	(14,310)	24,697	(38)

Increase (decrease) from contract owner transactions	(31,166)	(118,851)	(315,462)	(261,364)

Total increase (decrease) in net assets	60,752	(243,917)	(185,738)	(490,058)

Net assets at beginning of year	925,462	1,169,379	1,401,161	1,891,219
Net assets at end of year	$986,214	$925,462	$1,215,423	$1,401,161

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	M97 Sub-Account		MD5 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$(864)	$(2,196)	$(4,082)	$(7,362)
Net realized gains (losses)	10,685	18,765	22,947	37,581
Net change in unrealized appreciation (depreciation)	24,144	(70,599)	40,672	(145,900)
Increase (decrease) from operations	33,965	(54,030)	59,537	(115,681)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	-	-	51,789	159
Transfers between Sub-Accounts (including the Fixed Account), net	(774)	308	(5,506)	(753)
Withdrawals, surrenders, annuitizations and contract charges	(6,747)	(13,074)	(205,318)	(96,884)
Net accumulation activity	(7,521)	(12,766)	(159,035)	(97,478)

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	(4,893)	(4,806)	-	-
Adjustments to annuity reserves	1,690	(267)	-	-
Net annuitization activity	(3,203)	(5,073)	-	-

Increase (decrease) from contract owner transactions	(10,724)	(17,839)	(159,035)	(97,478)

Total increase (decrease) in net assets	23,241	(71,869)	(99,498)	(213,159)

Net assets at beginning of year	270,271	342,140	503,374	716,533
Net assets at end of year	$293,512	$270,271	$403,876	$503,374

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	M98 Sub-Account		M93 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$(6,936)	$(6,449)	$(33,753)	$(36,222)
Net realized gains (losses)	121,687	81,953	307,588	232,302
Net change in unrealized appreciation (depreciation)	37,198	(419,599)	114,464	(1,145,916)
Increase (decrease) from operations	151,949	(344,095)	388,299	(949,836)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	-	1,121	71,806	10,096
Transfers between Sub-Accounts (including the Fixed Account), net	(12,920)	10,732	(32,320)	308,905
Withdrawals, surrenders, annuitizations and contract charges	(49,384)	(57,528)	(616,980)	(310,204)
Net accumulation activity	(62,304)	(45,675)	(577,494)	8,797

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	(3,067)	(3,775)	(7,552)	(3,258)
Adjustments to annuity reserves	1,148	(7,728)	2,251	205
Net annuitization activity	(1,919)	(11,503)	(5,301)	(3,053)

Increase (decrease) from contract owner transactions	(64,223)	(57,178)	(582,795)	5,744

Total increase (decrease) in net assets	87,726	(401,273)	(194,496)	(944,092)

Net assets at beginning of year	982,960	1,384,233	2,777,658	3,721,750
Net assets at end of year	$1,070,686	$982,960	$2,583,162	$2,777,658

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	MD6 Sub-Account		MB3 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$(99,337)	$(121,915)	$(10,335)	$(12,542)
Net realized gains (losses)	738,448	1,592,357	30,476	117,063
Net change in unrealized appreciation (depreciation)	1,167,567	(3,797,516)	106,751	(311,143)
Increase (decrease) from operations	1,806,678	(2,327,074)	126,892	(206,622)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	167,060	77,659	1,272	14
Transfers between Sub-Accounts (including the Fixed Account), net	53,988	(94,399)	(116,751)	(123,356)
Withdrawals, surrenders, annuitizations and contract charges	(1,031,909)	(700,121)	(43,395)	(12,353)
Net accumulation activity	(810,861)	(716,861)	(158,874)	(135,695)

Annuitization Activity:
Annuitizations	27,682	-	16,951	-
Annuity payments and contract charges	(48,624)	(70,583)	(2,020)	(213)
Adjustments to annuity reserves	7,479	(1,716)	(156)	18
Net annuitization activity	(13,463)	(72,299)	14,775	(195)

Increase (decrease) from contract owner transactions	(824,324)	(789,160)	(144,099)	(135,890)

Total increase (decrease) in net assets	982,354	(3,116,234)	(17,207)	(342,512)

Net assets at beginning of year	8,532,865	11,649,099	638,324	980,836
Net assets at end of year	$9,515,219	$8,532,865	$621,117	$638,324

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	MD9 Sub-Account		ME2 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$176,408	$(28,770)	$(965)	$1,308
Net realized gains (losses)	-	-	(144)	6,671
Net change in unrealized appreciation (depreciation)	-	-	33,112	(73,918)
Increase (decrease) from operations	176,408	(28,770)	32,003	(65,939)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	372,428	87,503	-	-
Transfers between Sub-Accounts (including the Fixed Account), net	1,215,332	2,069,547	9,872	-
Withdrawals, surrenders, annuitizations and contract charges	(2,843,143)	(1,389,737)	(2,644)	(1,456)
Net accumulation activity	(1,255,383)	767,313	7,228	(1,456)

Annuitization Activity:
Annuitizations	2,740	-	-	-
Annuity payments and contract charges	(6,708)	(6,493)	(2,329)	(16,996)
Adjustments to annuity reserves	388	369	949	(1,036)
Net annuitization activity	(3,580)	(6,124)	(1,380)	(18,032)

Increase (decrease) from contract owner transactions	(1,258,963)	761,189	5,848	(19,488)

Total increase (decrease) in net assets	(1,082,555)	732,419	37,851	(85,427)

Net assets at beginning of year	7,390,577	6,658,158	275,058	360,485
Net assets at end of year	$6,308,022	$7,390,577	$312,909	$275,058

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	ME3 Sub-Account		MA5 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$(14,621)	$(632)	$20,143	$22,986
Net realized gains (losses)	27,167	63,122	(26,300)	(13,979)
Net change in unrealized appreciation (depreciation)	158,173	(451,743)	60,108	(192,372)
Increase (decrease) from operations	170,719	(389,253)	53,951	(183,365)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	24,969	17,906	-	-
Transfers between Sub-Accounts (including the Fixed Account), net	39,348	66,596	(28,620)	(60,902)
Withdrawals, surrenders, annuitizations and contract charges	(163,804)	(127,440)	(65,650)	(77,333)
Net accumulation activity	(99,487)	(42,938)	(94,270)	(138,235)

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	(1,568)	(1,467)	-	-
Adjustments to annuity reserves	475	99	(7,262)	(3,786)
Net annuitization activity	(1,093)	(1,368)	(7,262)	(3,786)

Increase (decrease) from contract owner transactions	(100,580)	(44,306)	(101,532)	(142,021)

Total increase (decrease) in net assets	70,139	(433,559)	(47,581)	(325,386)

Net assets at beginning of year	1,603,805	2,037,364	928,408	1,253,794
Net assets at end of year	$1,673,944	$1,603,805	$880,827	$928,408

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	MA7 Sub-Account		MF3 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$751	$490	$(22,139)	$(25,820)
Net realized gains (losses)	(8,103)	(452)	(26,588)	485,324
Net change in unrealized appreciation (depreciation)	9,225	(6,795)	348,719	(978,411)
Increase (decrease) from operations	1,873	(6,757)	299,992	(518,907)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	33,523	621	13,488	6,696
Transfers between Sub-Accounts (including the Fixed Account), net	2,744	(1,411)	(27,362)	42,306
Withdrawals, surrenders, annuitizations and contract charges	(33,467)	(1,915)	(323,658)	(205,849)
Net accumulation activity	2,800	(2,705)	(337,532)	(156,847)

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	-	-	(4,482)	(847)
Adjustments to annuity reserves	-	-	1,358	(121)
Net annuitization activity	-	-	(3,124)	(968)

Increase (decrease) from contract owner transactions	2,800	(2,705)	(340,656)	(157,815)

Total increase (decrease) in net assets	4,673	(9,462)	(40,664)	(676,722)

Net assets at beginning of year	36,174	45,636	2,032,608	2,709,330
Net assets at end of year	$40,847	$36,174	$1,991,944	$2,032,608

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	MF5 Sub-Account		MF6 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$152,733	$61,211	$(360)	$(18)
Net realized gains (losses)	(183,937)	1,088,833	2,206	3,970
Net change in unrealized appreciation (depreciation)	1,287,454	(5,209,893)	2,009	(21,550)
Increase (decrease) from operations	1,256,250	(4,059,849)	3,855	(17,598)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	284,804	312,346	-	-
Transfers between Sub-Accounts (including the Fixed Account), net	57,811	(676,873)	1,451	3,298
Withdrawals, surrenders, annuitizations and contract charges	(3,425,434)	(3,178,998)	(7,125)	(4,084)
Net accumulation activity	(3,082,819)	(3,543,525)	(5,674)	(786)

Annuitization Activity:
Annuitizations	-	29,832	-	-
Annuity payments and contract charges	(53,164)	(34,581)	(146)	(166)
Adjustments to annuity reserves	13,524	13,729	18	14
Net annuitization activity	(39,640)	8,980	(128)	(152)

Increase (decrease) from contract owner transactions	(3,122,459)	(3,534,545)	(5,802)	(938)

Total increase (decrease) in net assets	(1,866,209)	(7,594,394)	(1,947)	(18,536)

Net assets at beginning of year	17,464,995	25,059,389	44,721	63,257
Net assets at end of year	$15,598,786	$17,464,995	$42,774	$44,721

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	MF7 Sub-Account		MF9 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$(27,777)	$(13,756)	$97,710	$(85,767)
Net realized gains (losses)	112,074	193,677	889,387	2,083,816
Net change in unrealized appreciation (depreciation)	115,856	(1,069,654)	1,107,678	(6,943,255)
Increase (decrease) from operations	200,153	(889,733)	2,094,775	(4,945,206)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	10,708	20,050	44,991	39
Transfers between Sub-Accounts (including the Fixed Account), net	94,308	290,699	(189,497)	(203,016)
Withdrawals, surrenders, annuitizations and contract charges	(325,103)	(247,113)	(2,196,950)	(2,854,736)
Net accumulation activity	(220,087)	63,636	(2,341,456)	(3,057,713)

Annuitization Activity:
Annuitizations	10,101	-	1,513	-
Annuity payments and contract charges	(3,112)	(160)	(161)	-
Adjustments to annuity reserves	515	(17)	(9)	-
Net annuitization activity	7,504	(177)	1,343	-

Increase (decrease) from contract owner transactions	(212,583)	63,459	(2,340,113)	(3,057,713)

Total increase (decrease) in net assets	(12,430)	(826,274)	(245,338)	(8,002,919)

Net assets at beginning of year	2,345,117	3,171,391	17,507,780	25,510,699
Net assets at end of year	$2,332,687	$2,345,117	$17,262,442	$17,507,780

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	MG1 Sub-Account		MF2 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$58,925	$152,971	$(5,572)	$21,518
Net realized gains (losses)	(260,424)	327,472	(87,062)	(54,710)
Net change in unrealized appreciation (depreciation)	242,689	(2,232,237)	443,499	(576,912)
Increase (decrease) from operations	41,190	(1,751,794)	350,865	(610,104)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	27,290	38,600	48,389	64,669
Transfers between Sub-Accounts (including the Fixed Account), net	364,514	390,781	278,733	(857,372)
Withdrawals, surrenders, annuitizations and contract charges	(850,094)	(689,640)	(1,385,424)	(1,058,306)
Net accumulation activity	(458,290)	(260,259)	(1,058,302)	(1,851,009)

Annuitization Activity:
Annuitizations	2,307	-	30,585	-
Annuity payments and contract charges	(760)	(580)	(11,754)	(4,313)
Adjustments to annuity reserves	22	42	2,116	(233)
Net annuitization activity	1,569	(538)	20,947	(4,546)

Increase (decrease) from contract owner transactions	(456,721)	(260,797)	(1,037,355)	(1,855,555)

Total increase (decrease) in net assets	(415,531)	(2,012,591)	(686,490)	(2,465,659)

Net assets at beginning of year	5,816,015	7,828,606	8,749,689	11,215,348
Net assets at end of year	$5,400,484	$5,816,015	$8,063,199	$8,749,689

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	MG2 Sub-Account		MG3 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$(18,516)	$(6,976)	$589	$(10,088)
Net realized gains (losses)	(38,643)	(35,436)	74,135	158,914
Net change in unrealized appreciation (depreciation)	223,976	(289,015)	60,571	(312,815)
Increase (decrease) from operations	166,817	(331,427)	135,295	(163,989)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	15,754	16,661	2,542	6,072
Transfers between Sub-Accounts (including the Fixed Account), net	191,590	(389,954)	(5,179)	(65,139)
Withdrawals, surrenders, annuitizations and contract charges	(630,528)	(647,705)	(148,642)	(121,109)
Net accumulation activity	(423,184)	(1,020,998)	(151,279)	(180,176)

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	(569)	(578)	-	-
Adjustments to annuity reserves	37	33	-	-
Net annuitization activity	(532)	(545)	-	-

Increase (decrease) from contract owner transactions	(423,716)	(1,021,543)	(151,279)	(180,176)

Total increase (decrease) in net assets	(256,899)	(1,352,970)	(15,984)	(344,165)

Net assets at beginning of year	4,492,812	5,845,782	1,318,303	1,662,468
Net assets at end of year	$4,235,913	$4,492,812	$1,302,319	$1,318,303

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	MG4 Sub-Account		MG6 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$(2,314)	$(12,052)	$528,814	$20,315
Net realized gains (losses)	83,122	165,588	2,684,940	8,458,969
Net change in unrealized appreciation (depreciation)	38,513	(317,613)	4,446,239	(27,084,357)
Increase (decrease) from operations	119,321	(164,077)	7,659,993	(18,605,073)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	68,667	-	637,853	123,439
Transfers between Sub-Accounts (including the Fixed Account), net	(7,752)	(148,563)	(415,793)	715,997
Withdrawals, surrenders, annuitizations and contract charges	(206,389)	(85,607)	(8,866,737)	(9,975,310)
Net accumulation activity	(145,474)	(234,170)	(8,644,677)	(9,135,874)

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	-	-	(28,729)	(28,071)
Adjustments to annuity reserves	-	-	21,011	12,450
Net annuitization activity	-	-	(7,718)	(15,621)

Increase (decrease) from contract owner transactions	(145,474)	(234,170)	(8,652,395)	(9,151,495)

Total increase (decrease) in net assets	(26,153)	(398,247)	(992,402)	(27,756,568)

Net assets at beginning of year	1,232,218	1,630,465	76,450,037	104,206,605
Net assets at end of year	$1,206,065	$1,232,218	$75,457,635	$76,450,037

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	MG7 Sub-Account		V44 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$(2,659)	$(6,917)	$(10,973)	$(11,797)
Net realized gains (losses)	27,178	109,340	(400,753)	(1,619)
Net change in unrealized appreciation (depreciation)	13,990	(197,015)	634,077	(585,163)
Increase (decrease) from operations	38,509	(94,592)	222,351	(598,579)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	-	-	287	234
Transfers between Sub-Accounts (including the Fixed Account), net	(11,480)	(104,305)	(143,039)	308,400
Withdrawals, surrenders, annuitizations and contract charges	(106,323)	(25,666)	(29,889)	(34,876)
Net accumulation activity	(117,803)	(129,971)	(172,641)	273,758

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	-	-	-	-
Adjustments to annuity reserves	-	-	-	-
Net annuitization activity	-	-	-	-

Increase (decrease) from contract owner transactions	(117,803)	(129,971)	(172,641)	273,758

Total increase (decrease) in net assets	(79,294)	(224,563)	49,710	(324,821)

Net assets at beginning of year	499,536	724,099	561,769	886,590
Net assets at end of year	$420,242	$499,536	$611,479	$561,769

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	V43 Sub-Account		O19 Sub-Account
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022
Operations:
Net investment income (loss)	$(4,001)	$(4,577)	$(21,144)	$(21,965)
Net realized gains (losses)	(177,505)	2,190	(161,642)	464,497
Net change in unrealized appreciation (depreciation)	267,065	(273,054)	534,305	(958,032)
Increase (decrease) from operations	85,559	(275,441)	351,519	(515,500)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	-	57	356,919	-
Transfers between Sub-Accounts (including the Fixed Account), net	(41,721)	135,103	(78,669)	97,072
Withdrawals, surrenders, annuitizations and contract charges	(36,264)	(13,367)	(438,579)	(77,595)
Net accumulation activity	(77,985)	121,793	(160,329)	19,477

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	-	-	(447)	(420)
Adjustments to annuity reserves	-	-	59	37
Net annuitization activity	-	-	(388)	(383)

Increase (decrease) from contract owner transactions	(77,985)	121,793	(160,717)	19,094

Total increase (decrease) in net assets	7,574	(153,648)	190,802	(496,406)

Net assets at beginning of year	237,093	390,741	1,123,390	1,619,796
Net assets at end of year	$244,667	$237,093	$1,314,192	$1,123,390

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	O23 Sub-Account		O20 Sub-Account
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022
Operations:
Net investment income (loss)	$(64)	$(4,073)	$(29,113)	$(29,803)
Net realized gains (losses)	(211)	40,295	151,321	327,083
Net change in unrealized appreciation (depreciation)	30,941	(139,566)	372,103	(1,056,424)
Increase (decrease) from operations	30,666	(103,344)	494,311	(759,144)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	-	-	1,155	-
Transfers between Sub-Accounts (including the Fixed Account), net	1,889	(171,852)	(235,133)	320,065
Withdrawals, surrenders, annuitizations and contract charges	(26,010)	(37,994)	(122,112)	(150,980)
Net accumulation activity	(24,121)	(209,846)	(356,090)	169,085

Annuitization Activity:
Annuitizations	-	-	16,671	-
Annuity payments and contract charges	-	-	(1,765)	-
Adjustments to annuity reserves	-	-	(186)	-
Net annuitization activity	-	-	14,720	-

Increase (decrease) from contract owner transactions	(24,121)	(209,846)	(341,370)	169,085

Total increase (decrease) in net assets	6,545	(313,190)	152,941	(590,059)

Net assets at beginning of year	318,195	631,385	1,657,856	2,247,915
Net assets at end of year	$324,740	$318,195	$1,810,797	$1,657,856

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	O21 Sub-Account		O04 Sub-Account
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022
Operations:
Net investment income (loss)	$(88,716)	$(46,978)	$(449)	$(1,170)
Net realized gains (losses)	(621,544)	3,006,678	(71)	18,079
Net change in unrealized appreciation (depreciation)	2,116,375	(5,032,071)	8,714	(36,240)
Increase (decrease) from operations	1,406,115	(2,072,371)	8,194	(19,331)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	40,001	85,800	-	-
Transfers between Sub-Accounts (including the Fixed Account), net	(540,569)	546,446	(4)	(27,563)
Withdrawals, surrenders, annuitizations and contract charges	(1,081,574)	(876,515)	(2,909)	(14,986)
Net accumulation activity	(1,582,142)	(244,269)	(2,913)	(42,549)

Annuitization Activity:
Annuitizations	47,053	-	-	-
Annuity payments and contract charges	(13,048)	(782)	-	-
Adjustments to annuity reserves	1,696	(224)	-	-
Net annuitization activity	35,701	(1,006)	-	-

Increase (decrease) from contract owner transactions	(1,546,441)	(245,275)	(2,913)	(42,549)

Total increase (decrease) in net assets	(140,326)	(2,317,646)	5,281	(61,880)

Net assets at beginning of year	7,339,648	9,657,294	53,391	115,271
Net assets at end of year	$7,199,322	$7,339,648	$58,672	$53,391

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	P08 Sub-Account		PC0 Sub-Account
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022
Operations:
Net investment income (loss)	$9,518	$48,406	$18,111	$103,327
Net realized gains (losses)	(11,108)	45,996	(42,649)	121,035
Net change in unrealized appreciation (depreciation)	43,517	(220,809)	120,891	(486,736)
Increase (decrease) from operations	41,927	(126,407)	96,353	(262,374)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	-	170	-	-
Transfers between Sub-Accounts (including the Fixed Account), net	11,912	(19,224)	27,206	(20,213)
Withdrawals, surrenders, annuitizations and contract charges	(46,266)	(221,736)	(183,809)	(193,607)
Net accumulation activity	(34,354)	(240,790)	(156,603)	(213,820)

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	-	-	-	-
Adjustments to annuity reserves	-	-	-	-
Net annuitization activity	-	-	-	-

Increase (decrease) from contract owner transactions	(34,354)	(240,790)	(156,603)	(213,820)

Total increase (decrease) in net assets	7,573	(367,197)	(60,250)	(476,194)

Net assets at beginning of year	673,441	1,040,638	1,621,621	2,097,815
Net assets at end of year	$681,014	$673,441	$1,561,371	$1,621,621

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	P70 Sub-Account		P10 Sub-Account
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022
Operations:
Net investment income (loss)	$2,151	$4,004	$179,180	$328,159
Net realized gains (losses)	(381)	2,279	11,144	216,096
Net change in unrealized appreciation (depreciation)	(3,229)	(3,876)	(307,572)	(321,801)
Increase (decrease) from operations	(1,459)	2,407	(117,248)	222,454

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	-	-	15,725	6,674
Transfers between Sub-Accounts (including the Fixed Account), net	1,219	(4,048)	168,004	(448,402)
Withdrawals, surrenders, annuitizations and contract charges	(1,524)	(3,366)	(218,348)	(223,247)
Net accumulation activity	(305)	(7,414)	(34,619)	(664,975)

Annuitization Activity:
Annuitizations	-	-	572	-
Annuity payments and contract charges	-	-	(1,052)	(1,142)
Adjustments to annuity reserves	-	-	82	73
Net annuitization activity	-	-	(398)	(1,069)

Increase (decrease) from contract owner transactions	(305)	(7,414)	(35,017)	(666,044)

Total increase (decrease) in net assets	(1,764)	(5,007)	(152,265)	(443,590)

Net assets at beginning of year	16,230	21,237	1,369,088	1,812,678
Net assets at end of year	$14,466	$16,230	$1,216,823	$1,369,088

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	PK8 Sub-Account		P20 Sub-Account
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022
Operations:
Net investment income (loss)	$18,267	$17,740	$-	$28
Net realized gains (losses)	(34,218)	(25,654)	-	(953)
Net change in unrealized appreciation (depreciation)	57,044	(111,028)	-	329
Increase (decrease) from operations	41,093	(118,942)	-	(596)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	310	7,877	-	-
Transfers between Sub-Accounts (including the Fixed Account), net	(8,753)	(11,645)	-	-
Withdrawals, surrenders, annuitizations and contract charges	(100,707)	(62,977)	-	(5,355)
Net accumulation activity	(109,150)	(66,745)	-	(5,355)

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	-	-	-	-
Adjustments to annuity reserves	-	-	-	-
Net annuitization activity	-	-	-	-

Increase (decrease) from contract owner transactions	(109,150)	(66,745)	-	(5,355)

Total increase (decrease) in net assets	(68,057)	(185,687)	-	(5,951)

Net assets at beginning of year	519,587	705,274	-	5,951
Net assets at end of year	$451,530	$519,587	$-	$-

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	PD6 Sub-Account		PH2 Sub-Account
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022
Operations:
Net investment income (loss)	$126,166	$65,302	$601	$(175)
Net realized gains (losses)	(1,408,699)	5,185,292	(1,886)	10,466
Net change in unrealized appreciation (depreciation)	4,376,349	(13,201,811)	10,638	(22,047)
Increase (decrease) from operations	3,093,816	(7,951,217)	9,353	(11,756)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	272,197	233,220	-	-
Transfers between Sub-Accounts (including the Fixed Account), net	(241,021)	630,708	(3,223)	2,166
Withdrawals, surrenders, annuitizations and contract charges	(3,870,974)	(3,789,754)	(3,242)	(3,357)
Net accumulation activity	(3,839,798)	(2,925,826)	(6,465)	(1,191)

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	(7,250)	(7,137)	-	-
Adjustments to annuity reserves	5,333	3,060	-	-
Net annuitization activity	(1,917)	(4,077)	-	-

Increase (decrease) from contract owner transactions	(3,841,715)	(2,929,903)	(6,465)	(1,191)

Total increase (decrease) in net assets	(747,899)	(10,881,120)	2,888	(12,947)

Net assets at beginning of year	30,454,141	41,335,261	47,186	60,133
Net assets at end of year	$29,706,242	$30,454,141	$50,074	$47,186

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	P06 Sub-Account		P07 Sub-Account
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022
Operations:
Net investment income (loss)	$16,471	$75,863	$86,010	$48,061
Net realized gains (losses)	(14,746)	4,204	(185,727)	(125,165)
Net change in unrealized appreciation (depreciation)	21,773	(289,609)	273,350	(881,841)
Increase (decrease) from operations	23,498	(209,542)	173,633	(958,945)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	14,916	2,051	30,804	24,632
Transfers between Sub-Accounts (including the Fixed Account), net	82,955	(26,822)	264,221	27,380
Withdrawals, surrenders, annuitizations and contract charges	(153,884)	(162,409)	(772,198)	(751,139)
Net accumulation activity	(56,013)	(187,180)	(477,173)	(699,127)

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	-	-	(6,621)	(5,765)
Adjustments to annuity reserves	-	-	1,918	523
Net annuitization activity	-	-	(4,703)	(5,242)

Increase (decrease) from contract owner transactions	(56,013)	(187,180)	(481,876)	(704,369)

Total increase (decrease) in net assets	(32,515)	(396,722)	(308,243)	(1,663,314)

Net assets at beginning of year	1,282,995	1,679,717	4,728,278	6,391,592
Net assets at end of year	$1,250,480	$1,282,995	$4,420,035	$4,728,278

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	PI3 Sub-Account[4]		P72 Sub-Account
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022
Operations:
Net investment income (loss)	$37,479	$(2,166)	$998	$(1,256)
Net realized gains (losses)	(51,973)	(21,398)	31,302	60,771
Net change in unrealized appreciation (depreciation)	19,991	14,783	27,133	(81,217)
Increase (decrease) from operations	5,497	(8,781)	59,433	(21,702)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	-	-	20,712	153
Transfers between Sub-Accounts (including the Fixed Account), net	(628,223)	101,542	66,312	(27,142)
Withdrawals, surrenders, annuitizations and contract charges	(8,528)	(203,870)	(38,826)	(51,295)
Net accumulation activity	(636,751)	(102,328)	48,198	(78,284)

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	-	-	-	-
Adjustments to annuity reserves	-	-	-	-
Net annuitization activity	-	-	-	-

Increase (decrease) from contract owner transactions	(636,751)	(102,328)	48,198	(78,284)

Total increase (decrease) in net assets	(631,254)	(111,109)	107,631	(99,986)

Net assets at beginning of year	631,254	742,363	398,715	498,701
Net assets at end of year	$-	$631,254	$506,346	$398,715

4 The current year activities for this Sub-Account are for the period from January 1, 2023 to April 21, 2023. Refer to Note 1 for details on closed Sub-Accounts.

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	W41 Sub-Account[4]		W42 Sub-Account
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022
Operations:
Net investment income (loss)	$(14)	$(47)	$(31)	$-
Net realized gains (losses)	(1,099)	636	14	-
Net change in unrealized appreciation (depreciation)	1,323	(1,713)	256	-
Increase (decrease) from operations	210	(1,124)	239	-

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	-	-	-	-
Transfers between Sub-Accounts (including the Fixed Account), net	(2,595)	659	2,393	-
Withdrawals, surrenders, annuitizations and contract charges	(35)	(162)	(103)	-
Net accumulation activity	(2,630)	497	2,290	-

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	-	-	-	-
Adjustments to annuity reserves	-	-	-	-
Net annuitization activity	-	-	-	-

Increase (decrease) from contract owner transactions	(2,630)	497	2,290	-

Total increase (decrease) in net assets	(2,420)	(627)	2,529	-

Net assets at beginning of year	2,420	3,047	-	-
Net assets at end of year	$-	$2,420	$2,529	$-

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2023

1. BUSINESS AND ORGANIZATION

Delaware Life NY Variable Account C - Regatta (the “Variable Account”) is a separate account of Nassau Life Insurance Company (“NNY”, the “Company”, the “Sponsor”, “we” or “us”). NNY is a wholly-owned subsidiary of The Nassau Companies of New York (“NCNY”), whose ultimate parent is Nassau Insurance Group Holdings G.P., LLC (“Nassau”). Founded in April 2015, Nassau is a privately held insurance and reinsurance business focused on building a franchise across the insurance value chain. NCNY is a holding company for NNY. On July 1, 2023, NNY completed its acquisition of Delaware Life Insurance Company of New York (“DLNY”) from Delaware Life Insurance Company, after receipt of insurance regulatory approval by the New York Department of Financial Services (the “NYDFS” or the “Department”). Effective July 5, 2023, DLNY merged with and into NNY pursuant to a merger agreement with NNY as the surviving entity.

The Variable Account was established by DLNY on October 18, 1985 as a funding vehicle for the variable portion of Regatta NY contracts, Regatta Extra NY contracts, Regatta Gold NY contracts, Masters Access NY contracts, Masters Choice NY contracts, Masters Choice II NY contracts, Masters Extra NY contracts, Masters Extra II NY contracts, Masters Flex NY contracts, Masters Flex II NY contracts, Masters Reward NY contracts, Masters Select NY contracts, and Masters I Share NY contracts (the “Contracts”) and certain other fixed and variable annuity contracts issued by the Sponsor. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a unit investment trust existing in accordance with the regulations of the New York Insurance Department and is an investment company. Accordingly, the Variable Account follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.

The assets of the Variable Account are divided into “Sub-Accounts”. Each Sub-Account is invested in shares of a specific mutual fund (collectively the “Funds”), or series thereof, registered under the Investment Company Act of 1940, as amended. The contract owners of the Variable Account direct the deposits into the Sub-Accounts of the Variable Account.

Under applicable insurance law, the assets and liabilities of the Variable Account are clearly identified and distinguished from the Sponsor’s other assets and liabilities. Assets applicable to the Variable Account are not chargeable with liabilities arising out of any other business the Sponsor may conduct.

A summary of the name changes related to Sub-Accounts held by the contract owners of the Variable Account during the current year, is as follows:

Sub- Account	Previous Name	Effective Date
J88	JPMorgan Insurance Trust Core Bond Portfolio Class 2	April 28, 2023
J94	JPMorgan Insurance Trust U.S. Equity Portfolio Class 2	April 28, 2023
A74	AB VPS Small/Mid Cap Value Portfolio (Class B)	May 1, 2023

The following Sub-Accounts was liquidated and merged with an existing Sub-Accounts during the current year:

Closed Sub-Account	New Sub-Account	Effective Date
W41	W42	April 21, 2023
PI3	MD9	April 21, 2023

There were no Sub-Accounts held by contract owners of the Variable Account that commenced operation within the last five years.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2023

1. BUSINESS AND ORGANIZATION (CONTINUED)

A summary of Sub-Accounts held by the contract owners of the Variable Account, with commencement dates earlier than the past five years, but for which the first activity occurred within the last five years, is as follows:

Sub-Account	Year of First Activity
PH2	2019

Columbia Variable Portfolio - Large Cap Growth Fund Class 1 Sub-Account (C59) and CTIVP - Principal Blue Chip Growth Fund Class 1 Sub-Account (C89) are active at December 31, 2023 but have had zero balance for more than five years and therefore are not disclosed in the Statements of Assets and Liabilities, Statements of Operations, Statements of Changes in Net Assets or the financial highlights in Note 10.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

General

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires the Sponsor’s management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates.

Investment Valuation and Transactions

Investments made in mutual funds are carried at fair value and are valued at their closing net asset value as determined by the respective mutual fund, which in turn value their investments at fair value, as of December 31, 2023. Transactions are recorded on a trade date basis. Realized gains and losses on sales of investments are determined on the first in, first out basis. Dividend income and realized gain distributions are reinvested in additional fund shares and recognized on the ex-dividend date.

Units

The number of units credited is determined by dividing the dollar amount allocated to a Sub-Account by the unit value for that Sub-Account for the period during which the purchase payment was received. The unit value for each Sub-Account is established at $10.00 for the first period of that Sub-Account and is subsequently measured based on the performance of the investments and the contract charges selected by the contract holder, as discussed in Note 5.

Purchase Payments

Upon issuance of new contracts, the initial purchase payment is credited to the contract in the form of units. All subsequent purchase payments are applied using the unit values for the period during which the purchase payment is received.

Transfers

Transfers between Sub-Accounts requested by contract owners are recorded in the new Sub-Account upon receipt of the redemption proceeds at the net asset value at the time of receipt. In addition, transfers can be made between the Sub-Accounts and the “Fixed Account”. The Fixed Account is part of the general account of the Sponsor in which purchase payments or contract values may be allocated or transferred.

Withdrawals

At any time during the accumulation phase (the period before the first annuity payment), the contract owner may elect to receive a cash withdrawal payment under the contract. If the contract owner requests a full withdrawal, the contract owner will receive the value of their account at the end of period, less the contract maintenance charge for the current contract year and any applicable withdrawal charge.

If the contract owner requests a partial withdrawal, the contract owner will receive the amount requested less any applicable withdrawal charge and the account value will be reduced by the amount requested. Any requests for partial withdrawals that would result in the value of the contract owner’s account being reduced to an amount less than the contract maintenance charge for the current contract year is treated as a request for a full withdrawal.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2023

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Annuitization

On the annuity commencement date, the contract’s accumulation account is canceled and its adjusted value is applied to provide an annuity. The adjusted value will be equal to the value of the accumulation account for the period that ends immediately before the annuity commencement date, reduced by any applicable premium taxes or similar taxes and a proportionate amount of the contract maintenance charge.

Annuity Payments

The amount of the first variable annuity payment is determined in accordance with the annuity payment rates found in the contract. The number of units to be credited in respect of a particular Sub-Account is determined by dividing that portion of the first variable annuity payment attributable to that Sub-Account by the annuity unit value of that Sub-Account for the period that ends immediately before the annuity commencement date. The number of units of each Sub-Account credited to the contract then remains fixed, unless an exchange of units is made. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant, depending on the investment performance of the Sub-Accounts.

Federal Income Tax Status

The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code (the “Code”). Under existing federal income tax law, investment income and realized gain distributions earned by the Variable Account on contract owner reserves are not taxable, and therefore, no provision has been made for federal income taxes. In the event of a change in applicable tax law, the Sponsor will review this policy and if necessary a provision may be made in future years.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires Sponsor’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. The most significant estimate is the fair value measurement of investments. Actual results could vary from the amounts derived from Sponsor management’s estimates.

Subsequent events

The Sponsor’s management has evaluated events subsequent to December 31, 2023, noting that there are no subsequent events requiring accounting adjustments or disclosure.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2023

3. FAIR VALUE MEASUREMENTS

The Sub-Accounts’ investments are carried at fair value. Fair value is an exit price, representing the amount that would be received from a sale of an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions, FASB ASC Topic 820, “Fair Value Measurements and Disclosures”, establishes a three-tier value hierarchy, which prioritizes the inputs used in measuring fair value (i.e., Level 1, 2 and 3). Level 1 inputs are observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Variable Account has the ability to access at the measurement date. Level 2 inputs are observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 3 inputs are unobservable inputs reflecting the reporting entity’s estimates of the assumptions that market participants would use in pricing the asset or liability. Topic 820 requires that a fair value measurement technique include an adjustment for risks inherent in a particular valuation technique (such as a pricing model) and/or the risks inherent in the inputs to the model, if market participants would also include such an adjustment.

The Variable Account has categorized its financial instruments, based on the priority of the inputs to the valuation technique, into the three-level hierarchy described above. If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

The Variable Account uses the Funds’ closing net asset value to determine the fair value of its Sub-Accounts. As of December 31, 2023, the net assets held in the Variable Account were categorized as Level 1 assets under the Topic 820 hierarchy levels. There were no Level 2 or 3 investments in the Variable Account during the year ended December 31, 2023. There were no transfers between levels during the year ended December 31, 2023.

4. RELATED-PARTY TRANSACTIONS

The Sponsor provides administrative services necessary for the operation of the Variable Account. The Sponsor absorbs all organizational expenses including the fees of registering the Variable Account and its contracts for distribution under federal and state securities laws.

Charges related to contracts sold to persons who are officers, directors, or employees of the Sponsor or an affiliate of the Sponsor may be waived.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2023

5. CONTRACT CHARGES

Mortality and expense risk charges

Charges for mortality and expense risks, the optional death benefit riders, and the optional living benefit riders are deducted from the Variable Account at the end of each valuation period to cover the risks assumed by the Sponsor. The deductions are calculated at different levels based upon the elections made by the contract holder and are transferred periodically to the Sponsor. These charges are reflected in the Statements of Operations.

At December 31, 2023, the deduction is at an effective annual rate based on the average daily value of the Contact invested in the Variable Account as follows:

	Level 1	Level 2	Level 3	Level 4	Level 5
Regatta NY	1.25%	-	-	-	-
Regatta Gold NY	1.25%	-	-	-	-
Regatta Extra NY	1.30%	1.45%	-	-	-
Masters Flex NY	1.30%	1.50%	1.70%	1.90%	-
Masters Flex II NY	1.30%	1.70%	-	-	-
Masters Extra NY	1.40%	1.60%	1.80%	2.00%	-
Masters Extra II NY	1.40%	1.80%	-	-	-
Masters Choice NY	1.05%	1.25%	1.30%	1.45%	1.65%
Masters Choice II NY	1.05%	1.30%	1.45%	-	-
Masters Access NY	1.35%	1.55%	1.75%	-	-
Masters Reward NY	1.40%	1.60%	1.80%	2.00%	-
Masters Select NY	1.05%	1.25%	1.30%	1.45%	1.65%
Masters I Share NY	0.50%	-	-	-	-

Distribution and administrative expense charges

For assuming the risk that surrender charges may be insufficient to compensate the Sponsor for the costs of distributing the contracts, the Sponsor makes a deduction from the Sub-Account at the end of each valuation period at an effective annual rate of 0.15% of the net assets attributable to Masters Extra NY, Masters Extra II NY, Masters Choice NY, Masters Choice II, NY Masters Reward NY, and Masters Select NY contracts and at an effective annual rate of 0.20% of the net assets attributable to Masters Flex NY, Masters Flex II NY and Masters Access NY contracts.

As reimbursement for administrative expenses, which exceed the charges received from the account administration fee (“Account Fee”) described below, the Sponsor makes a deduction from the Sub-Account at the end of each valuation period at an effective annual rate of 0.15% of the net assets attributable to such contracts. These charges are reflected in the Statements of Operations.

Administration charges

Each year on the account anniversary date, an Account Fee of $30 is deducted from the participant’s account to reimburse the Sponsor for certain administrative expenses. After the annuity commencement date, the Account Fee is deducted pro rata from each variable annuity payment made during the year. The administration charges are reported in the Statements of Changes in Net Assets as a component of “Withdrawals, surrender, annuitization and contract charges” or “Annuity payments and contract charges”.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2023

5. CONTRACT CHARGES (CONTINUED)

Optional living benefit rider charges

A quarterly charge (“Benefit Fee”), based on a percentage of the contract owner’s account value referenced in the table below, is deducted from the value of the contract on the last day of the Account Quarter. Account Quarters are defined as three-month periods, with the first Account Quarter beginning on the date the contracts were issued), if the optional living benefit rider has been elected. These charges are reported in the Statements of Changes in Net Assets as a component of “Withdrawals, surrender, annuitization and contract charges”.

The following table represents a summary of the optional living benefit riders available.

	Single Life Quarterly Charge	Joint Life Quarterly Charge	Single Life Annual Charge	Joint Life Annual Charge

Secured Returns 2	0.1250%	N/A	0.50%	N/A
Secured Returns for Life	0.1250%	N/A	0.50%	N/A
Secured Returns for Life Plus	0.1250%	N/A	0.50%	N/A
Income on Demand	0.1625%	0.2125%	0.65%	0.85%
Retirement Asset Protector	0.1875%	N/A	0.75%	N/A
Retirement Income Escalator	0.1875%	0.2375%	0.75%	0.95%
Income on Demand II	0.1625%	0.2125%	0.65%	0.85%
Income on Demand II Plus	0.2375%	0.2875%	0.95%	1.15%
Income on Demand II Escalator	0.2375%	0.2875%	0.95%	1.15%
Retirement Income Escalator II	0.2375%	0.2875%	0.95%	1.15%
Income Riser	0.2250%	0.2750%	0.90%	1.10%
Income on Demand III Escalator	0.2750%	0.3250%	1.10%	1.30%
Income Riser III1	0.2750%	0.3000%	1.10%	1.20%
Income Advisor	0.2250%	0.2500%	0.90%	1.00%

1This rider has a maximum contract rate of 1.75% for single life and 1.95% for joint life elections.

Surrender charges

The Sponsor does not deduct a sales charge from the purchase payments. However, a surrender charge (contingent deferred sales charge) of up to 6% of certain amounts withdrawn will be deducted to cover certain expenses relating to the sale of Regatta NY and Regatta Gold NY contracts; 8% for Regatta Extra NY, Masters Flex NY, Masters Flex II NY, Masters Extra NY, Masters Extra II NY, Masters Choice NY and Masters Choice II NY contracts; and for 7% for Masters Reward NY and Masters Select NY contracts, if the contract holder requests a full withdrawal prior to reaching the pay-out phase. The surrender charges are reported in the Statements of Changes in Net Assets as a component of “Withdrawals, surrender, annuitization and contract charges”.

Premium Taxes

A deduction, when applicable, is made for premium taxes or similar state or local taxes. It is currently the policy of the Sponsor to make this deduction at the annuity commencement date. However, the Sponsor reserves the right to deduct such taxes when incurred.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2023

6. RESERVE FOR VARIABLE ANNUITIES

Reserve for variable annuities represents the actuarial present value of future contract benefits for those contract holders who are in the payout phase of their contract and chose the variable payout option. Annuity reserves are calculated using the 1983 Individual Annuitant Mortality Table and an assumed interest rate of 4% per year for Regatta NY contracts and 3% per year for other contracts with an annuity commencement date prior to January 1, 1999. Annuity reserves are calculated using the Annuity 2000 Table and an assumed interest rate of 4% per year for Regatta NY contracts and 3% per year for other contracts with an annuity commencement date on or after January 1, 1999. Annuity reserves are calculated using the 2012 Individual Annuitant Mortality Table and an assumed interest rate of 4% per year for Regatta NY contracts and 3% per year for other contracts with an annuity commencement date on or after January 1, 2015. The Individual Annuitant Mortality Table utilized is subject to change in conjunction with changes in the tables currently adopted by the National Association of Insurance Commissioners. The mortality risk is fully borne by the Sponsor and may result in additional amounts being transferred into the variable annuity account by the Sponsor to cover greater longevity of annuities than expected. Required adjustments to the reserves are accomplished by transfers to or from the Sponsor.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2023

7. INVESTMENT PURCHASES AND SALES

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2023 were as follows:

	Purchases	Sales
AL1	$90,000	$259,146
AO5	128,131	822,586
AM2	17,482	30,561
A98	39,034	234,974
A74	104,031	117,507
B18	646,638	2,954,094
C60	60,824	717,601
C90	13,322	213,353
C58	7,939	33,287
FD7	408,399	475,776
F24	517,889	2,891,609
F88	3,191	2,448
FB9	57,004	68,456
F15	28,056	50,698
F41	201,472	1,086,507
FE3	1,697,356	2,065,995
T21	68,624	280,896
T20	254,461	887,487
FE6	27,744	62,686
T59	5,116	6,443
F56	41,426	117,782
F59	405,883	561,451
FF0	4,020	33,849
F54	1,127,608	998,754
FG8	2,687	20,358
F53	134,317	235,191
FJ9	4,024	6,725
T28	50,391	72,836
FJ0	49	21
V35	43,225	27,371
V13	696,816	659,308
V11	457,235	828,125
AC1	8,080	13,197
J88	165,529	247,231
J94	98,256	156,154
L11	104,378	474,896

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2023

7. INVESTMENT PURCHASES AND SALES (CONTINUED)

	Purchases	Sales
L18	$77,470	$223,396
L17	121,280	332,051
MD8	89,664	339,671
M07	573,163	1,249,937
M35	1,278,523	1,756,190
M31	559,811	643,757
M80	136,625	176,707
M41	19,541	223,046
M05	5,628	86,556
M42	150,712	289,267
M89	1,916,221	3,016,900
M82	593,896	1,476,401
M44	315,362	496,554
M40	359,886	361,785
M83	986,950	1,214,533
M08	871,869	1,036,802
MB6	1,107,231	1,230,011
MB7	361,750	676,587
MC0	127,229	123,830
MA0	820,757	1,161,046
MC2	138,182	112,134
MC1	98,173	288,292
MC3	5,758	10,009
MA1	102,107	226,323
MC4	8,484	24,652
MC5	1	26
MC6	112,388	119,068
MC7	161	41
MC8	326,837	534,409
MC9	2,870	5,259
MD0	120,102	179,951
M92	1,073,748	3,114,380
M96	207,785	90,999
MD2	946,419	964,878
MA6	58,424	55,562
MA3	161,356	426,159
M97	13,629	18,282
MD5	53,515	204,691
M98	93,360	87,532
M93	406,832	815,716
MD6	732,437	1,210,752
MB3	53,683	172,329
MD9	2,174,613	3,257,325

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2023

7. INVESTMENT PURCHASES AND SALES (CONTINUED)

	Purchases	Sales
ME2	$12,976	$13,427
ME3	118,158	233,785
MA5	44,505	118,599
MA7	37,883	34,331
MF3	134,023	426,094
MF5	1,527,276	3,820,949
MF6	4,964	8,336
MF7	330,396	434,308
MF9	1,983,016	2,697,606
MG1	649,613	1,047,198
MF2	664,709	1,709,571
MG2	336,349	778,430
MG3	112,320	220,715
MG4	163,635	271,068
MG6	7,286,873	10,636,653
MG7	45,758	130,725
V44	21,975	205,554
V43	17,992	99,966
O19	389,869	571,716
O23	9,381	33,551
O20	238,030	406,392
O21	685,434	1,832,033
O04	1,189	4,548
P08	33,493	58,300
PC0	77,261	215,685
P70	4,171	2,325
P10	451,690	307,558
PK8	41,843	132,708
PD6	958,857	4,678,407
PH2	1,418	7,280
P06	137,011	176,496
P07	496,561	894,224
PI3	40,738	640,039
P72	117,932	45,093
W41	-	2,644
W42	2,542	283

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2023

8. CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the year ended December 31, 2023 were as follows:

	Units Issued	Units Redeemed	Net Increase (Decrease)
AL1	1,831	15,530	(13,699)
AO5	8,820	61,599	(52,779)
AM2	1,025	2,574	(1,549)
A98	6,701	31,047	(24,346)
A74	2,445	4,683	(2,238)
B18	11,684	144,159	(132,475)
C60	3,345	30,242	(26,897)
C90	1,231	9,856	(8,625)
C58	533	2,591	(2,058)
FD7	7,784	17,503	(9,719)
F24	7,111	90,812	(83,701)
F88	20	115	(95)
FB9	1,325	3,184	(1,859)
F15	149	2,093	(1,944)
F41	4,688	39,907	(35,219)
FE3	45,980	119,758	(73,778)
T21	3,496	17,789	(14,293)
T20	8,702	45,748	(37,046)
FE6	50	3,033	(2,983)
T59	608	604	4
F56	1,549	5,267	(3,718)
F59	6,583	30,184	(23,601)
FF0	26	2,011	(1,985)
F54	16,430	38,581	(22,151)
FG8	38	1,007	(969)
F53	2,581	6,079	(3,498)

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2023

8. CHANGES IN UNITS OUTSTANDING (CONTINUED)

	Units Issued	Units Redeemed	Net Increase (Decrease)
FJ9	47	221	(174)
T28	3,715	6,494	(2,779)
V35	431	1,037	(606)
V13	23,166	28,712	(5,546)
V11	9,257	34,657	(25,400)
AC1	526	629	(103)
J88	12,746	23,646	(10,900)
J94	2,291	4,877	(2,586)
L11	2,996	46,085	(43,089)
L18	2,595	6,429	(3,834)
L17	3,765	11,441	(7,676)
MD8	6,540	30,223	(23,683)
M07	25,503	87,378	(61,875)
M35	12,240	94,297	(82,057)
M31	1,776	8,178	(6,402)
M80	2,229	3,639	(1,410)
M41	891	6,599	(5,708)
M05	307	4,290	(3,983)
M42	9,985	14,973	(4,988)
M89	143,744	280,576	(136,832)
M82	11,276	53,895	(42,619)
M44	10,612	38,519	(27,907)
M40	14,542	23,835	(9,293)
M83	19,082	47,882	(28,800)
M08	22,147	41,857	(19,710)
MB6	8,265	21,127	(12,862)
MB7	3,610	15,347	(11,737)
MC0	4,767	5,122	(355)
MA0	41,332	73,510	(32,178)
MC2	1,088	1,750	(662)
MC1	4,927	12,558	(7,631)
MC3	168	362	(194)

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2023

8. CHANGES IN UNITS OUTSTANDING (CONTINUED)

	Units Issued	Units Redeemed	Net Increase (Decrease)
MA1	7,732	16,382	(8,650)
MC4	605	1,630	(1,025)
MC6	365	1,493	(1,128)
MC7	1	-	1
MC8	4,413	14,424	(10,011)
MC9	-	135	(135)
MD0	2,647	5,094	(2,447)
M92	22,882	207,868	(184,986)
M96	11,576	4,541	7,035
MD2	85,151	83,390	1,761
MA6	218	1,561	(1,343)
MA3	5,096	23,001	(17,905)
M97	59	415	(356)
MD5	4,344	12,900	(8,556)
M98	190	1,339	(1,149)
M93	8,101	37,443	(29,342)
MD6	7,208	28,658	(21,450)
MB3	394	3,387	(2,993)
MD9	286,769	432,589	(145,820)
ME2	396	382	14
ME3	4,250	8,310	(4,060)
MA5	581	5,199	(4,618)
MA7	2,081	2,001	80
MF3	2,816	17,038	(14,222)
MF5	27,171	207,654	(180,483)
MF6	64	250	(186)
MF7	10,099	20,400	(10,301)
MF9	4,786	88,047	(83,261)
MG1	56,118	99,589	(43,471)
MF2	65,282	168,856	(103,574)
MG2	34,176	77,521	(43,345)
MG3	2,703	7,666	(4,963)

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2023

8. CHANGES IN UNITS OUTSTANDING (CONTINUED)

	Units Issued	Units Redeemed	Net Increase (Decrease)
MG4	5,727	10,760	(5,033)
MG6	36,184	414,827	(378,643)
MG7	428	3,580	(3,152)
V44	3,592	9,086	(5,494)
V43	1,503	4,454	(2,951)
O19	10,850	15,087	(4,237)
O23	467	2,604	(2,137)
O20	3,572	13,681	(10,109)
O21	6,916	49,174	(42,258)
O04	18	79	(61)
P08	814	2,852	(2,038)
PC0	2,584	14,388	(11,804)
P70	289	327	(38)
P10	39,785	42,818	(3,033)
PK8	604	4,493	(3,889)
PD6	30,304	299,676	(269,372)
PH2	5	343	(338)
P06	8,880	12,634	(3,754)
P07	26,840	60,710	(33,870)
PI3	-	68,707	(68,707)
P72	3,505	2,136	1,369
W41	-	107	(107)
W42	95	9	86

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2023

8. CHANGES IN UNITS OUTSTANDING (CONTINUED)

The changes in units outstanding for the year ended December 31, 2022 were as follows:

	Units Issued	Units Redeemed	Net Increase (Decrease)
AL1	4,087	16,255	(12,168)
AO5	23,559	68,281	(44,722)
AM2	3,412	2,021	1,391
A98	13,392	33,420	(20,028)
A74	2,270	5,414	(3,144)
B18	34,922	168,119	(133,197)
C60	26,686	18,974	7,712
C90	8,423	4,868	3,555
C58	1,219	10,337	(9,118)
FD7	6,892	23,556	(16,664)
F24	73,146	64,856	8,290
F88	67	144	(77)
FB9	208	3,884	(3,676)
F15	599	6,380	(5,781)
F41	10,057	23,908	(13,851)
FE3	62,352	218,926	(156,574)
T21	15,437	10,210	5,227
T20	28,770	67,472	(38,702)
FE6	193	7,145	(6,952)
T59	397	2,188	(1,791)
F56	1,033	4,532	(3,499)
F59	1,361	31,922	(30,561)
FF0	44	891	(847)
F54	21,073	93,089	(72,016)
FG8	30	144	(114)
F53	2,194	8,145	(5,951)

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2023

8. CHANGES IN UNITS OUTSTANDING (CONTINUED)

	Units Issued	Units Redeemed	Net Increase (Decrease)
FJ9	137	302	(165)
T28	1,659	3,751	(2,092)
FJ0	-	6	(6)
V35	191	1,297	(1,106)
V13	2,826	12,609	(9,783)
V11	14,806	17,483	(2,677)
AC1	600	1,284	(684)
J88	6,340	30,318	(23,978)
J94	2,274	7,539	(5,265)
L11	14,913	44,230	(29,317)
L18	9,305	5,524	3,781
L17	4,353	12,182	(7,829)
MD8	12,216	6,917	5,299
M07	24,493	54,315	(29,822)
M35	30,864	123,597	(92,733)
M31	242	2,394	(2,152)
M80	1,594	2,560	(966)
M41	4,366	6,648	(2,282)
M05	1,219	3,536	(2,317)
M42	16,464	10,871	5,593
M89	145,663	514,867	(369,204)
M82	31,181	64,398	(33,217)
M44	16,319	20,954	(4,635)
M40	15,284	38,889	(23,605)
M83	3,987	48,278	(44,291)
M08	6,822	53,001	(46,179)
MB6	2,795	8,179	(5,384)
MB7	4,778	9,928	(5,150)
MC0	540	1,392	(852)
MA0	33,890	82,451	(48,561)
MC2	65	1,774	(1,709)
MC1	3,157	7,333	(4,176)
MC3	78	134	(56)

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2023

8. CHANGES IN UNITS OUTSTANDING (CONTINUED)

	Units Issued	Units Redeemed	Net Increase (Decrease)
MA1	11,560	17,721	(6,161)
MC4	-	83	(83)
MC6	134	2,104	(1,970)
MC8	623	3,598	(2,975)
MC9	111	23	88
MD0	672	4,164	(3,492)
M92	44,021	354,857	(310,836)
M96	240	3,205	(2,965)
MD2	50,906	152,544	(101,638)
MA6	57	3,637	(3,580)
MA3	2,029	15,653	(13,624)
M97	70	604	(534)
MD5	1,306	6,940	(5,634)
M98	258	1,327	(1,069)
M93	25,139	25,918	(779)
MD6	3,124	25,140	(22,016)
MB3	213	3,452	(3,239)
MD9	370,329	280,847	89,482
ME2	350	794	(444)
ME3	7,589	9,352	(1,763)
MA5	2	6,612	(6,610)
MA7	137	283	(146)
MF3	7,855	13,852	(5,997)
MF5	46,162	243,306	(197,144)
MF6	143	178	(35)
MF7	16,163	12,700	3,463
MF9	10,078	121,349	(111,271)
MG1	60,133	80,805	(20,672)
MF2	22,276	206,235	(183,959)
MG2	11,024	118,223	(107,199)
MG3	1,403	7,460	(6,057)

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2023

8. CHANGES IN UNITS OUTSTANDING (CONTINUED)

	Units Issued	Units Redeemed	Net Increase (Decrease)
MG4	2,193	10,519	(8,326)
MG6	80,904	477,192	(396,288)
MG7	1,055	4,868	(3,813)
V44	12,433	3,989	8,444
V43	8,095	3,812	4,283
O19	4,160	3,362	798
O23	628	18,114	(17,486)
O20	11,668	6,250	5,418
O21	26,156	33,423	(7,267)
O04	70	951	(881)
P08	416	14,454	(14,038)
PC0	6,671	21,717	(15,046)
P70	234	1,194	(960)
P10	35,227	110,147	(74,920)
PK8	1,444	3,889	(2,445)
P20	-	457	(457)
PD6	88,405	286,445	(198,040)
PH2	166	221	(55)
P06	5,243	17,035	(11,792)
P07	19,678	65,150	(45,472)
PI3	19,716	31,269	(11,553)
P72	1,924	4,237	(2,313)
W41	39	18	21

9. TAX DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Code, a variable annuity contract, other than a pension plan contract, is not treated as an annuity contract for federal tax purposes for any period in which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury. The Sponsor believes that the Variable Account satisfies the current requirements of the regulations, and it intends that the Variable Account will continue to meet such requirements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

10. FINANCIAL HIGHLIGHTS

The summary of units outstanding, unit value (some of which may be rounded), net assets, investment income ratios, expense ratios (excluding expenses of the underlying mutual funds) and the total return, for each of the five years in the period ended December 31, is as follows:

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
AL1
2023	63,140	$17.8692	to	$15.8453	$1,066,969	0.86%	1.35%	to	2.10%	11.15%	to	10.31%
2022	76,839	16.0772	to	14.3641	1,170,216	2.94	1.35	to	2.10	(20.26)	to	(20.86)
2021	89,007	20.1610	to	18.1493	1,706,037	0.26	1.35	to	2.10	11.84	to	11.00
2020	94,370	18.0269	to	16.3512	1,622,456	2.17	1.35	to	2.10	7.78	to	6.96
2019	99,509	16.7261	to	15.2867	1,593,821	2.25	1.35	to	2.10	16.61	to	15.73

AO5
2023	469,162	13.2741	to	12.0566	6,004,018	0.60	1.35	to	2.10	11.95	to	11.11
2022	521,941	11.8567	to	10.8508	5,981,039	2.52	1.35	to	2.10	(19.77)	to	(20.37)
2021	566,663	14.7784	to	13.6271	8,113,930	1.54	1.35	to	2.10	7.80	to	6.99
2020	641,847	13.7085	to	12.7364	8,546,297	1.51	1.35	to	2.10	3.44	to	2.66
2019	704,288	13.2520	to	12.4059	9,080,027	1.79	1.35	to	2.10	13.69	to	12.83

AM2
2023	18,527	11.4580	to	10.2424	202,505	-	1.35	to	2.05	10.85	to	10.07
2022	20,076	10.3369	to	9.3054	198,690	-	1.35	to	2.05	(28.78)	to	(29.28)
2021	18,685	14.5136	to	13.1576	260,614	-	1.35	to	2.05	6.55	to	5.81
2020	19,046	13.6210	to	12.4357	250,147	1.12	1.35	to	2.05	27.85	to	26.95
2019	27,661	10.6537	to	9.7956	284,313	0.28	1.35	to	2.05	25.52	to	24.64

A98
2023	88,579	8.3340	to	7.6296	698,261	0.62	1.35	to	1.90	13.29	to	12.66
2022	112,925	7.3564	to	6.6222	791,297	3.93	1.35	to	2.05	(14.95)	to	(15.55)
2021	132,953	8.6500	to	7.8417	1,096,426	1.65	1.35	to	2.05	9.36	to	8.59
2020	151,581	7.9095	to	7.2211	1,144,589	1.59	1.35	to	2.05	0.83	to	0.12
2019	156,271	7.8443	to	7.2124	1,174,763	0.77	1.35	to	2.05	15.22	to	14.41

A74
2023	22,147	29.3718	to	26.7563	628,742	0.79	1.35	to	2.10	15.29	to	14.43
2022	24,385	25.4757	to	23.3827	602,878	0.84	1.35	to	2.10	(16.95)	to	(17.57)
2021	27,529	30.6751	to	28.3683	821,153	0.60	1.35	to	2.10	33.78	to	32.77
2020	38,021	22.9294	to	21.3658	850,424	0.82	1.35	to	2.10	1.66	to	0.89
2019	40,008	22.5546	to	21.1765	881,102	0.31	1.35	to	2.10	18.29	to	17.40

B18
2023	996,807	20.7948	to	18.5268	19,653,174	2.42	1.35	to	2.10	10.98	to	10.15
2022	1,129,282	18.7375	to	16.8197	20,128,354	-	1.35	to	2.10	(17.20)	to	(17.83)
2021	1,262,479	22.6305	to	20.4681	27,264,156	0.81	1.35	to	2.10	4.98	to	4.19
2020	1,386,130	21.5564	to	19.6446	28,596,061	1.22	1.35	to	2.10	19.08	to	18.18
2019	1,598,624	18.1025	to	16.6225	27,797,557	1.20	1.35	to	2.10	16.17	to	15.30

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
C60
2023	76,851	$26.6300	to	$25.1286	$1,994,825	-%	1.35%	to	2.10%	40.85%	to	39.80%
2022	103,748	18.9064	to	17.9751	1,917,756	-	1.35	to	2.10	(32.45)	to	(32.96)
2021	96,036	27.9906	to	26.8137	2,636,244	-	1.35	to	2.10	26.63	to	25.67
2020	125,438	22.1051	to	21.3362	2,728,395	-	1.35	to	2.10	32.60	to	31.60
2019	177,248	16.6709	to	16.2133	2,917,816	-	1.35	to	2.10	33.71	to	32.70

C90
2023	35,079	25.0848	to	23.6711	855,336	-	1.35	to	2.10	37.34	to	36.31
2022	43,704	18.2651	to	17.3659	778,389	-	1.35	to	2.10	(29.15)	to	(29.69)
2021	40,149	25.7817	to	24.6982	1,013,694	-	1.35	to	2.10	16.68	to	15.81
2020	44,253	22.0952	to	21.3271	960,960	-	1.35	to	2.10	29.83	to	28.85
2019	94,576	17.0185	to	16.5516	1,595,516	-	1.35	to	2.10	29.66	to	28.69

C58
2023	20,243	13.7138	to	12.9402	269,557	1.70	1.35	to	2.10	13.77	to	12.92
2022	22,301	12.0534	to	11.4596	261,694	0.78	1.35	to	2.10	(16.05)	to	(16.68)
2021	31,419	14.3572	to	13.7534	443,363	1.15	1.35	to	2.10	8.27	to	7.45
2020	23,977	13.2611	to	12.7996	311,964	1.48	1.35	to	2.10	7.36	to	6.55
2019	27,261	12.3524	to	12.0133	331,973	1.78	1.35	to	2.10	23.46	to	22.53

FD7
2023	188,696	28.4425	to	25.0264	5,062,737	1.54	1.35	to	2.10	19.61	to	18.71
2022	198,415	23.7800	to	21.0821	4,463,531	1.04	1.35	to	2.10	(19.29)	to	(19.89)
2021	215,079	29.4625	to	26.3178	6,013,321	0.73	1.35	to	2.10	16.40	to	15.53
2020	239,340	25.3108	to	22.7807	5,761,578	1.17	1.35	to	2.10	20.48	to	19.57
2019	298,923	21.0086	to	19.0523	5,995,622	1.56	1.35	to	2.10	22.44	to	21.52

F24
2023	332,496	37.3031	to	33.0784	11,691,389	0.24	1.35	to	2.10	31.33	to	30.35
2022	416,197	28.4040	to	25.3775	11,196,642	0.27	1.35	to	2.10	(27.48)	to	(28.02)
2021	407,907	39.1653	to	35.2574	15,192,718	0.03	1.35	to	2.10	25.79	to	24.85
2020	495,871	31.1343	to	28.2407	14,751,882	0.08	1.35	to	2.10	28.48	to	27.51
2019	615,874	24.2335	to	22.1483	14,322,515	0.21	1.35	to	2.10	29.51	to	28.53

F88
2023	1,474	18.1520			26,754	3.72	1.65				7.29
2022	1,569	16.9179			26,538	1.92	1.65			(15.08)
2021	1,646	19.9222			32,798	0.81	1.65				3.86
2020	1,679	19.1820	to	18.5989	32,209	0.28	1.65	to	1.85	10.39	to	10.16
2019	8,330	17.3768	to	16.8827	141,503	1.83	1.65	to	1.85	13.85	to	13.62

FB9
2023	30,543	20.7378	to	18.0610	591,115	3.24	1.35	to	2.10	9.16	to	8.34
2022	32,402	18.9983	to	16.6712	574,454	1.88	1.35	to	2.10	(15.93)	to	(16.57)
2021	36,078	22.5993	to	19.9814	765,242	0.92	1.35	to	2.10	5.95	to	5.15
2020	24,766	21.3308	to	19.0028	493,628	1.07	1.35	to	2.10	12.03	to	11.19
2019	24,884	19.0399	to	17.0910	445,878	1.81	1.35	to	2.10	16.38	to	15.51

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
F15
2023	34,159	$21.8171	to	$19.0010	$711,601	3.00%	1.35%	to	2.10%	10.72%	to	9.88%
2022	36,103	19.7056	to	17.2918	680,091	1.73	1.35	to	2.10	(17.10)	to	(17.72)
2021	41,884	23.7698	to	21.0163	950,740	0.88	1.35	to	2.10	7.79	to	6.98
2020	36,447	22.0515	to	19.6449	769,944	1.04	1.35	to	2.10	13.17	to	12.32
2019	38,339	19.4848	to	17.4903	716,983	1.79	1.35	to	2.10	18.26	to	17.37

F41
2023	107,105	30.2237	to	26.5933	3,061,334	0.35	1.35	to	2.10	13.26	to	12.41
2022	142,324	26.6850	to	23.6573	3,615,619	0.26	1.35	to	2.10	(16.11)	to	(16.74)
2021	156,175	31.8097	to	28.4142	4,742,524	0.34	1.35	to	2.10	23.62	to	22.69
2020	195,100	25.7319	to	23.1595	4,808,293	0.38	1.35	to	2.10	16.28	to	15.40
2019	279,830	22.1301	to	20.0692	5,969,631	0.66	1.35	to	2.10	21.51	to	20.60

FE3
2023	891,900	17.4906	to	15.3898	14,607,534	-	1.35	to	2.10	8.60	to	7.78
2022	965,678	16.1058	to	14.2785	14,628,554	2.07	1.35	to	2.10	(9.40)	to	(10.08)
2021	1,122,252	17.7769	to	15.8795	18,874,771	0.91	1.35	to	2.10	3.04	to	2.26
2020	1,184,029	17.2532	to	15.5285	19,395,640	2.61	1.35	to	2.10	5.41	to	4.61
2019	1,328,291	16.3676	to	14.8436	20,702,291	0.30	1.35	to	2.10	15.80	to	14.93

T21
2023	51,418	16.4902	to	14.8989	802,757	2.08	1.35	to	1.90	11.11	to	10.49
2022	65,711	14.8413	to	13.4838	923,843	2.59	1.35	to	1.90	(23.03)	to	(23.46)
2021	60,484	19.2827	to	17.6169	1,108,643	0.87	1.35	to	1.90	(7.01)	to	(7.53)
2020	58,638	20.7363	to	19.0507	1,160,265	4.57	1.35	to	1.90	15.60	to	14.96
2019	85,122	17.9377	to	16.5723	1,460,684	0.99	1.35	to	1.90	24.99	to	24.30

T20
2023	211,419	19.6927	to	20.2141	4,388,407	3.17	1.35	to	2.10	19.14	to	18.24
2022	248,465	16.5296	to	17.0956	4,337,124	2.97	1.35	to	2.10	(8.85)	to	(9.53)
2021	287,167	18.1341	to	18.8971	5,499,879	1.80	1.35	to	2.10	2.76	to	1.98
2020	313,938	17.6476	to	18.5297	5,873,621	3.50	1.35	to	2.10	(2.49)	to	(3.23)
2019	324,820	18.0988	to	19.1480	6,230,355	1.73	1.35	to	2.10	11.01	to	10.18

FE6
2023	51,241	18.4754	to	16.9144	912,424	1.45	1.35	to	1.90	13.07	to	12.45
2022	54,224	16.3394	to	15.0421	855,071	1.66	1.35	to	1.90	(17.13)	to	(17.59)
2021	61,176	19.7167	to	18.2527	1,163,263	1.71	1.35	to	1.90	10.18	to	9.57
2020	72,532	17.8952	to	16.6589	1,259,192	1.48	1.35	to	1.90	10.23	to	9.62
2019	77,460	16.2337	to	15.1969	1,222,241	3.54	1.35	to	1.90	18.25	to	17.59

T59
2023	9,226	9.0022	to	8.4056	80,380	-	1.35	to	1.90	1.44	to	0.88
2022	9,222	8.8746	to	8.3326	79,528	-	1.35	to	1.90	(6.40)	to	(6.92)
2021	11,013	9.4815	to	8.9522	101,987	-	1.35	to	1.90	(6.29)	to	(6.81)
2020	11,697	10.1180	to	9.6065	115,669	10.18	1.35	to	1.90	(6.63)	to	(7.15)
2019	20,757	10.8364	to	10.3463	219,441	7.46	1.35	to	1.90	0.49	to	(0.07)

F56
2023	25,295	27.2700	to	23.4502	635,869	3.31	1.35	to	2.05	19.39	to	18.55
2022	29,013	22.8420	to	19.7809	614,030	0.16	1.35	to	2.05	(12.69)	to	(13.31)
2021	32,512	26.1629	to	22.8167	791,023	1.11	1.35	to	2.05	3.46	to	2.73
2020	40,015	25.2881	to	20.8206	944,286	2.84	1.35	to	2.10	4.37	to	3.58
2019	49,960	24.2291	to	20.1004	1,124,133	2.77	1.35	to	2.10	13.60	to	12.75

F59
2023	149,352	18.9107	to	16.6395	2,695,420	5.00	1.35	to	2.10	7.16	to	6.36
2022	172,953	17.6465	to	15.6445	2,924,303	4.88	1.35	to	2.10	(6.74)	to	(7.44)
2021	203,514	18.9227	to	16.9030	3,695,904	4.64	1.35	to	2.10	15.18	to	14.32
2020	240,191	16.4283	to	14.7861	3,796,233	5.93	1.35	to	2.10	(0.67)	to	(1.42)
2019	253,513	16.5384	to	14.9985	4,042,835	5.34	1.35	to	2.10	14.50	to	13.63

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
FF0
2023	1,169	$17.5262	to	$16.6770	$20,484	4.28%	1.65%	to	2.05%	6.77%	to	6.34%
2022	3,154	16.4155	to	15.6828	50,951	4.58	1.65	to	2.05	(7.14)	to	(7.51)
2021	4,001	17.6783	to	16.9570	69,759	4.15	1.65	to	2.05	14.67	to	14.21
2020	5,641	15.4168	to	14.8472	86,124	5.73	1.65	to	2.05	(1.08)	to	(1.48)
2019	6,156	15.9829	to	15.0701	95,186	6.05	1.35	to	2.05	14.49	to	13.68

F54
2023	300,655	31.5752	to	25.6417	8,205,430	1.87	1.35	to	2.05	11.94	to	11.16
2022	322,806	28.2071	to	23.0680	7,895,047	1.78	1.35	to	2.05	(8.68)	to	(9.32)
2021	394,822	30.8867	to	25.4378	10,587,939	2.86	1.35	to	2.05	17.56	to	16.74
2020	462,401	26.2722	to	21.7903	10,561,657	2.96	1.35	to	2.05	(6.33)	to	(6.99)
2019	449,291	28.0465	to	23.4270	10,987,854	1.76	1.35	to	2.05	20.92	to	20.07

FG8[5]
2022	969	19.6926			19,085	1.73	1.35			(8.71)
2021	1,083	21.5721			23,353	2.76	1.35			17.46
2020	1,217	18.3655			22,356	2.84	1.35			(6.45)
2019	1,068	19.6320			20,972	1.73	1.35			20.79

F53
2023	24,741	54.3467	to	45.7312	1,136,986	0.52	1.35	to	2.10	11.23	to	10.40
2022	28,239	48.8592	to	41.4247	1,168,030	0.98	1.35	to	2.10	(11.27)	to	(11.94)
2021	34,190	55.0673	to	47.0418	1,595,412	0.96	1.35	to	2.10	23.68	to	22.75
2020	44,108	44.5244	to	36.0901	1,682,295	1.66	1.35	to	2.10	3.77	to	2.99
2019	46,164	42.9074	to	37.2129	1,698,815	1.04	1.35	to	2.10	24.65	to	23.71

FJ9
2023	1,712	28.3954	to	28.0492	48,457	0.44	1.65	to	1.75	10.83	to	10.72
2022	1,886	25.6218	to	25.3342	48,204	0.87	1.65	to	1.75	(11.59)	to	(11.67)
2021	2,051	28.9793	to	28.6822	59,289	0.82	1.65	to	1.75	23.11	to	22.99
2020	2,291	23.5386	to	23.3201	53,826	1.59	1.65	to	1.75	3.40	to	3.29
2019	2,200	22.7655	to	22.5764	50,001	0.91	1.65	to	1.75	24.15	to	24.03

T28
2023	35,896	14.7038	to	13.0497	500,999	4.52	1.35	to	2.05	6.73	to	5.98
2022	38,675	13.7768	to	12.3131	506,779	4.34	1.35	to	2.05	(11.95)	to	(12.57)
2021	40,767	15.6467	to	14.0832	608,576	3.23	1.35	to	2.05	0.73	to	0.03
2020	46,778	15.5327	to	14.0794	695,664	5.22	1.35	to	2.05	2.03	to	1.31
2019	52,268	15.2232	to	13.8967	762,842	5.16	1.35	to	2.05	6.60	to	5.85

FJ0
2023	104	11.1610			1,164	4.33	1.75			6.11
2022	104	10.5182			1,098	4.05	1.75			(12.39)
2021	110	12.0061			1,315	3.15	1.75			0.28
2020	113	11.9728			1,357	4.73	1.75			1.54
2019	118	11.7912			1,386	5.03	1.75			6.05

V35
2023	6,433	26.9064	to	25.0334	170,230	0.37	1.65	to	2.10	13.40	to	12.89
2022	7,039	23.7271	to	22.1753	164,388	0.45	1.65	to	2.10	(4.46)	to	(4.89)
2021	8,145	24.8344	to	23.3154	199,168	0.23	1.65	to	2.10	25.53	to	24.96
2020	8,753	20.5708	to	18.6583	170,773	0.65	1.35	to	2.10	(0.50)	to	(1.26)
2019	9,295	20.6752	to	18.8957	183,393	0.34	1.35	to	2.10	23.03	to	22.10

V13
2023	61,889	27.5125	to	24.4169	1,591,796	1.59	1.35	to	2.05	10.59	to	9.82
2022	67,435	24.8779	to	22.2344	1,575,930	1.33	1.35	to	2.05	(0.51)	to	(1.21)
2021	77,218	25.0052	to	22.5059	1,824,554	1.61	1.35	to	2.05	31.25	to	30.33
2020	96,800	19.0512	to	17.2682	1,746,278	2.21	1.35	to	2.05	(2.42)	to	(3.11)
2019	99,058	19.5245	to	17.8227	1,837,705	1.38	1.35	to	2.05	23.26	to	22.39

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
V11
2023	149,272	$24.9982	to	$22.1671	$3,611,994	1.76%	1.35%	to	2.10%	8.76%	to	7.94%
2022	174,672	22.9851	to	20.5362	3,891,830	1.44	1.35	to	2.10	(8.95)	to	(9.64)
2021	177,349	25.2457	to	22.7268	4,352,670	1.63	1.35	to	2.10	16.76	to	15.88
2020	197,004	21.6223	to	19.6125	4,145,156	2.25	1.35	to	2.10	8.17	to	7.35
2019	204,881	19.9892	to	18.2691	3,996,420	2.31	1.35	to	2.10	18.39	to	17.50

AC1
2023	11,505	17.7293	to	16.2520	187,859	0.00	1.35	to	2.05	16.28	to	15.47
2022	11,608	15.2465	to	14.0747	164,252	1.45	1.35	to	2.05	(19.60)	to	(20.16)
2021	12,292	18.9635	to	17.6296	217,754	1.09	1.35	to	2.05	4.18	to	3.45
2020	12,007	18.2018	to	17.0413	205,627	2.18	1.35	to	2.05	12.20	to	11.41
2019	10,861	16.2221	to	15.2955	167,054	1.29	1.35	to	2.05	26.51	to	25.62

J88
2023	151,123	10.2719	to	9.4161	1,493,635	3.17	1.35	to	2.05	4.24	to	3.51
2022	162,023	9.8545	to	9.0971	1,545,643	1.78	1.35	to	2.05	(13.91)	to	(14.51)
2021	186,001	11.4465	to	10.6414	2,067,648	1.70	1.35	to	2.05	(2.99)	to	(3.67)
2020	185,078	11.7990	to	11.0467	2,126,774	1.67	1.35	to	2.05	6.23	to	5.48
2019	194,625	11.1072	to	10.4728	2,111,961	2.41	1.35	to	2.05	6.41	to	5.67

J94
2023	24,274	44.0803	to	40.1559	1,008,816	1.21	1.35	to	2.10	25.14	to	24.20
2022	26,860	35.2252	to	32.3318	895,988	0.23	1.35	to	2.10	(19.98)	to	(20.58)
2021	32,125	44.0222	to	40.7123	1,346,798	0.53	1.35	to	2.10	27.28	to	26.32
2020	37,985	34.5881	to	32.2300	1,255,089	0.58	1.35	to	2.10	23.26	to	22.33
2019	37,672	28.0611	to	26.3469	1,015,934	0.51	1.35	to	2.10	29.67	to	28.69

L11
2023	161,845	11.3441	to	10.0588	1,721,449	4.63	1.35	to	2.10	20.63	to	19.73
2022	204,934	9.4040	to	8.4016	1,816,060	3.21	1.35	to	2.10	(16.26)	to	(16.89)
2021	234,251	11.2296	to	10.1086	2,484,849	1.80	1.35	to	2.10	4.05	to	3.26
2020	247,079	10.7929	to	9.7892	2,529,318	2.71	1.35	to	2.10	(2.61)	to	(3.34)
2019	260,716	11.0819	to	10.1279	2,755,891	0.89	1.35	to	2.10	16.55	to	15.67

L18
2023	31,306	36.6478	to	31.4575	1,075,604	-	1.35	to	2.10	9.19	to	8.37
2022	35,140	33.5648	to	29.0290	1,110,846	-	1.35	to	2.10	(33.44)	to	(33.94)
2021	31,359	50.4277	to	43.9439	1,493,218	-	1.35	to	2.10	5.02	to	4.23
2020	35,752	48.0160	to	42.1600	1,629,819	-	1.35	to	2.10	37.50	to	36.46
2019	47,932	34.9213	to	30.8955	1,593,195	-	1.35	to	2.10	34.53	to	33.52

L17
2023	56,859	36.1652	to	31.3640	1,916,090	0.55	1.35	to	2.05	13.10	to	12.30
2022	64,535	31.9776	to	27.9278	1,929,507	1.02	1.35	to	2.05	(13.17)	to	(13.77)
2021	72,364	36.8261	to	32.3894	2,502,428	0.76	1.35	to	2.05	25.60	to	24.72
2020	96,340	29.3202	to	25.9700	2,661,274	1.21	1.35	to	2.05	0.40	to	(0.31)
2019	100,271	29.2038	to	26.0504	2,767,866	1.21	1.35	to	2.05	19.88	to	19.04

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
MD8
2023	74,534	$12.5275	to	$11.4164	$892,971	4.46%		1.40%		3.15%
2022	98,217	12.1448	to	11.0677	1,136,073	1.21		1.40		(0.22)
2021	92,918	12.1719	to	11.0923	1,068,872	-		1.40		(1.38)
2020	133,068	12.3425	to	11.2478	1,537,097	0.21		1.40		(1.17)
2019	117,775	12.4886	to	11.3809	1,387,785	1.63		1.40		0.23

M07
2023	376,551	17.5642			6,611,902	2.04		1.40		8.92
2022	438,426	16.1257			7,071,899	1.73		1.40		(10.83)
2021	468,248	18.0842			8,472,460	1.80		1.40		12.54
2020	501,626	16.0693			8,075,542	2.21		1.40		8.29
2019	606,626	14.8390			9,011,067	2.30		1.40		18.72

M35
2023	1,098,724	17.1816	to	15.8819	18,299,600	1.83	1.35	to	2.10	8.74	to	7.92
2022	1,180,781	15.8010	to	14.7159	18,144,538	1.48	1.35	to	2.10	(11.05)	to	(11.72)
2021	1,273,514	17.7642	to	16.6695	22,074,051	1.61	1.35	to	2.10	12.30	to	11.46
2020	1,415,890	15.8180	to	14.9560	21,891,561	2.06	1.35	to	2.10	8.04	to	7.22
2019	1,665,138	14.6412	to	13.9486	23,943,777	2.11	1.35	to	2.10	18.50	to	17.61

M31
2023	81,119	83.4647			6,775,121	-		1.40		33.99
2022	87,521	62.2907			5,455,499	-		1.40		(32.58)
2021	89,673	92.3910			8,297,513	-		1.40		21.83
2020	104,014	75.8388			7,894,411	-		1.40		30.03
2019	115,803	58.3241			6,759,846	-		1.40		36.24

M80
2023	12,925	44.7992	to	63.5466	803,292	-	1.35	to	2.05	33.69	to	32.76
2022	14,335	49.7471	to	47.8674	678,707	-	1.35	to	2.05	(32.72)	to	(33.19)
2021	15,301	73.9434	to	71.6523	1,088,772	-	1.35	to	2.05	21.58	to	20.72
2020	16,700	60.8196	to	59.3518	980,985	-	1.35	to	2.05	29.76	to	28.85
2019	12,559	46.8706	to	46.0636	555,026	-	1.35	to	2.05	35.92	to	34.97

M41
2023	20,043	34.5076	to	31.8975	821,037	-	1.35	to	2.05	19.35	to	18.51
2022	25,751	32.9351	to	26.9145	876,364	-	1.35	to	2.05	(29.75)	to	(30.24)
2021	28,033	46.8834	to	38.5838	1,363,922	-	1.35	to	2.05	12.34	to	11.55
2020	29,279	41.7324	to	34.5876	1,273,892	-	1.35	to	2.05	34.28	to	33.34
2019	36,498	31.0780	to	25.9399	1,190,942	-	1.35	to	2.05	36.42	to	35.46

M05
2023	23,992	20.1153			488,802	-		1.40		12.84
2022	27,975	17.8272			505,909	-		1.40		(30.73)
2021	30,292	25.7352			795,379	-		1.40		0.39
2020	32,246	25.6346			841,447	-		1.40		43.87
2019	45,911	17.8183			829,380	-		1.40		39.74

M42
2023	62,043	26.3036	to	24.1762	1,523,692	-	1.35	to	2.10	12.72	to	11.87
2022	67,031	23.3354	to	21.6102	1,467,386	-	1.35	to	2.10	(30.94)	to	(31.46)
2021	61,438	33.7885	to	31.5279	1,950,082	-	1.35	to	2.10	0.20	to	(0.55)
2020	66,695	33.7195	to	31.7023	2,123,730	-	1.35	to	2.10	43.62	to	42.54
2019	121,057	23.4782	to	22.2415	2,727,492	-	1.35	to	2.10	39.37	to	38.32

M89
2023	2,027,419	11.9554	to	9.9866	21,326,051	2.98	0.65	to	2.10	6.44	to	4.90
2022	2,164,251	11.2325	to	9.5204	21,597,272	2.44	0.65	to	2.10	(14.74)	to	(15.97)
2021	2,533,455	13.1744	to	11.3303	29,955,969	2.47	0.65	to	2.10	(1.71)	to	(3.14)
2020	2,620,433	13.4036	to	11.6970	31,859,255	3.24	0.65	to	2.10	7.47	to	5.91
2019	2,903,126	12.4721	to	11.0445	33,191,779	3.11	0.65	to	2.10	9.21	to	7.62

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
M82
2023	263,588	$31.9379	to	$29.3552	$8,083,477	0.25%	1.35%	to	2.10%	20.48%	to	19.58%
2022	306,207	26.5084	to	24.5489	7,823,653	0.20	1.35	to	2.10	(18.54)	to	(19.15)
2021	339,424	32.5425	to	30.3654	10,691,516	0.33	1.35	to	2.10	22.84	to	21.91
2020	422,559	26.4923	to	24.9074	10,881,892	0.53	1.35	to	2.10	14.74	to	13.88
2019	490,643	23.0883	to	21.8721	11,050,147	0.57	1.35	to	2.10	30.82	to	29.83

M44
2023	186,628	14.7184			2,744,449	3.46	1.40			(3.46)
2022	214,535	15.2457			3,270,600	2.41	1.40			(0.63)
2021	219,170	15.3431			3,368,148	1.76	1.40			12.51
2020	245,696	13.6365			3,382,647	2.48	1.40			4.43
2019	275,179	13.0576			3,618,162	4.02	1.40			23.34

M40
2023	132,549	14.4273	to	13.4354	1,862,011	3.26	1.35	to	2.10	(3.64)	to	(4.37)
2022	141,842	14.9727	to	14.0488	2,071,014	2.18	1.35	to	2.10	(0.87)	to	(1.62)
2021	165,447	15.1043	to	14.2796	2,440,136	1.48	1.35	to	2.10	12.29	to	11.45
2020	203,811	13.4511	to	12.8131	2,685,403	2.12	1.35	to	2.10	4.20	to	3.41
2019	236,902	12.9095	to	12.3908	3,005,533	3.71	1.35	to	2.10	23.12	to	22.19

M83
2023	267,914	27.3676	to	25.1545	6,453,367	1.66	1.35	to	2.10	6.48	to	5.68
2022	296,714	25.7014	to	23.8017	6,759,986	1.38	1.35	to	2.10	(7.17)	to	(7.87)
2021	341,005	27.6872	to	25.8348	8,478,596	1.31	1.35	to	2.10	23.76	to	22.83
2020	419,190	22.3709	to	21.0325	8,517,669	1.59	1.35	to	2.10	2.08	to	1.31
2019	487,661	21.9157	to	20.7614	9,717,219	2.08	1.35	to	2.10	28.05	to	27.09

M08
2023	192,464	26.6138	to	24.4616	4,889,521	1.39	1.35	to	2.10	6.19	to	5.39
2022	212,174	25.0629	to	23.2103	5,102,329	1.15	1.35	to	2.10	(7.40)	to	(8.10)
2021	258,353	27.0670	to	25.2561	6,729,819	1.15	1.35	to	2.10	23.47	to	22.54
2020	320,952	21.9214	to	20.6098	6,791,919	1.24	1.35	to	2.10	1.83	to	1.06
2019	414,051	21.5281	to	20.3942	8,696,775	1.90	1.35	to	2.10	27.76	to	26.80

MB6
2023	133,804	102.9714	to	69.6678	10,011,569	1.40	1.40			26.76
2022	146,666	81.2364	to	54.9625	8,687,538	1.12	1.40			(17.16)
2021	152,050	98.0689	to	66.3509	10,923,209	1.10	1.40			27.74
2020	159,778	76.7737	to	51.9431	8,996,332	1.60	1.40			13.74
2019	188,843	67.4990	to	45.6681	9,225,582	1.48	1.40			27.39

MB7
2023	56,566	49.0704	to	45.2698	2,708,513	1.06	1.35	to	2.10	26.48	to	25.53
2022	68,303	38.7963	to	36.0620	2,593,849	0.86	1.35	to	2.10	(17.33)	to	(17.95)
2021	73,453	46.9295	to	43.9525	3,381,978	0.91	1.35	to	2.10	27.45	to	26.49
2020	96,099	36.8234	to	34.7488	3,481,671	1.40	1.35	to	2.10	13.51	to	12.65
2019	110,800	32.4410	to	30.8463	3,545,992	1.22	1.35	to	2.10	27.14	to	26.18

MC0
2023	30,739	23.4530			694,324	3.61	1.40			7.61
2022	31,094	21.7951			658,668	3.42	1.40			(17.51)
2021	31,946	26.4221			828,303	2.93	1.40			(2.76)
2020	35,215	27.1729			953,170	3.74	1.40			9.04
2019	35,164	24.9210			873,512	3.76	1.40			13.07

MA0
2023	517,096	19.3451	to	16.5402	8,575,224	3.71	1.35	to	2.10	7.43	to	6.62
2022	549,274	18.0071	to	13.8268	8,505,095	3.09	1.35	to	2.10	(17.74)	to	(18.36)
2021	597,835	21.8915	to	16.9368	11,293,644	2.69	1.35	to	2.10	(2.98)	to	(3.71)
2020	613,338	22.5645	to	17.5898	11,978,402	3.10	1.35	to	2.10	8.85	to	8.03
2019	743,031	20.7300	to	18.2681	13,422,147	3.56	1.35	to	2.10	12.92	to	12.07

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
MC2
2023	26,623	$61.2113			$1,629,533	0.55%	1.40%			21.44%
2022	27,285	50.4029			1,375,178	0.31		1.40		(18.41)
2021	28,994	61.7775			1,791,176	0.43		1.40		23.58
2020	34,831	49.9898			1,737,425	0.79		1.40		17.06
2019	32,863	42.7034			1,400,859	0.82		1.40		31.35

MC1
2023	46,678	37.4796	to	33.2629	1,624,267	0.32	1.35	to	2.05	21.14	to	20.30
2022	54,309	30.9378	to	27.6507	1,565,755	0.09	1.35	to	2.05	(18.59)	to	(19.17)
2021	58,485	38.0045	to	34.2063	2,085,347	0.27	1.35	to	2.05	23.37	to	22.51
2020	67,928	30.8049	to	27.9222	1,972,642	0.46	1.35	to	2.05	16.79	to	15.97
2019	82,430	26.3769	to	24.0781	2,067,684	0.56	1.35	to	2.05	31.08	to	30.16

MC3
2023	7,548	22.9053			175,630	1.44	1.40			9.37
2022	7,742	20.9434			164,363	4.20	1.40			(20.83)
2021	7,798	26.4528			208,743	0.49	1.40			(8.04)
2020	9,020	28.7654			261,797	3.22	1.40			9.03
2019	9,212	26.3821			244,860	0.61	1.40			18.85

MA1
2023	69,968	14.9594	to	13.1494	999,976	1.16	1.35	to	2.05	9.22	to	8.45
2022	78,618	13.6967	to	12.1243	1,030,762	3.88	1.35	to	2.05	(21.02)	to	(21.58)
2021	84,779	17.3424	to	15.4601	1,409,657	0.26	1.35	to	2.05	(8.28)	to	(8.92)
2020	82,823	18.9074	to	16.9745	1,504,709	2.77	1.35	to	2.05	8.84	to	8.08
2019	115,590	17.3714	to	15.7062	1,944,925	0.39	1.35	to	2.05	18.56	to	17.73

MC4
2023	6,802	17.3117	to	14.1725	106,601	-	1.40			0.91
2022	7,827	17.1553	to	14.0444	120,376	1.52	1.40			(18.38)
2021	7,910	21.0173	to	17.2062	149,694	2.24	1.40			(8.71)
2020	10,479	23.0220	to	18.8474	215,758	1.33	1.40			9.07
2019	11,239	21.1076	to	17.2801	211,035	2.43	1.40			4.61

MC5
2023	124	12.5431			1,553	-	1.60			0.39
2022	124	12.4944			1,548	1.25	1.60			(18.70)
2021	124	15.3681			1,905	2.12	1.60			(9.20)
2020	124	16.9246			2,099	1.11	1.60			8.58
2019	124	16.0159	to	15.5870	1,935	1.43	1.45	to	1.60	4.26	to	4.10

MC6
2023	24,551	81.0359	to	69.0111	1,808,307	0.14	1.40			19.32
2022	25,679	67.9151	to	57.8372	1,580,458	0.19	1.40			(20.23)
2021	27,649	85.1343	to	72.5013	2,137,589	0.08	1.40			16.88
2020	29,379	72.8370	to	62.0288	1,962,550	0.49	1.40			19.08
2019	33,195	61.1641	to	52.0880	1,847,157	0.55	1.40			34.13

MC7
2023	52	50.6334			2,621	-	1.70			18.66
2022	51	42.6727			2,168	-	1.70			(20.68)
2021	51	53.7996			2,736	-	1.70			16.21
2020	278	41.6527	to	46.2958	11,807	0.28	1.45	to	1.70	18.74	to	18.44
2019	278	35.0785	to	39.0872	9,962	0.27	1.45	to	1.70	33.70	to	33.36

MC8
2023	97,214	44.0950			4,283,710	0.94	1.40			17.64
2022	107,225	37.4844			4,007,826	0.59	1.40			(18.81)
2021	110,200	46.1672			5,091,286	0.56	1.40			16.87
2020	117,645	39.5038			4,650,983	1.28	1.40			14.88
2019	130,675	34.3878			4,497,986	1.05	1.40			30.14

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
MC9
2023	1,467	$34.6824	to	$33.2563	$50,796	0.65%	1.65%	to	1.85%	17.02%	to	16.78%
2022	1,602	28.1153	to	28.4774	47,419	0.31	1.55	to	1.85	(19.15)	to	(19.39)
2021	1,514	34.7742	to	35.3291	55,443	0.36	1.55	to	1.85	16.37	to	16.02
2020	1,626	29.8822	to	30.4512	51,186	1.10	1.55	to	1.85	14.44	to	14.09
2019	1,734	26.1126	to	27.0988	47,727	0.77	1.55	to	1.90	29.58	to	29.13

MD0
2023	25,384	35.6554			912,097	0.42		1.40		8.12
2022	27,831	32.9791			923,566	2.11		1.40		(8.48)
2021	31,323	36.0345			1,134,173	1.01		1.40		1.37
2020	33,286	35.5486			1,187,806	1.64		1.40		4.76
2019	43,484	33.9348			1,480,418	2.83		1.40		13.00

M92
2023	1,430,361	14.9042	to	13.3975	20,357,448	0.15	1.35	to	2.10	7.88	to	7.07
2022	1,615,347	13.8157	to	12.5129	21,380,499	1.87	1.35	to	2.10	(8.69)	to	(9.37)
2021	1,926,183	15.1301	to	13.8071	28,015,483	0.77	1.35	to	2.10	1.20	to	0.44
2020	2,109,915	14.9506	to	13.7468	30,408,887	1.53	1.35	to	2.10	4.55	to	3.77
2019	2,338,745	14.2993	to	13.2480	32,335,069	2.54	1.35	to	2.10	12.76	to	11.91

M96
2023	49,716	20.8847	to	20.8847	947,892	1.45		1.40		2.71
2022	42,681	20.3337	to	17.8988	801,430	2.08		1.40		(13.47)
2021	45,646	23.4984	to	20.6846	994,674	2.14		1.40		(3.24)
2020	51,604	24.2865	to	21.3782	1,175,749	2.92		1.40		4.90
2019	59,851	23.1510	to	20.3787	1,295,283	2.96		1.40		5.05

MD2
2023	741,682	10.3446	to	10.6002	8,421,569	1.22	0.65	to	2.10	3.18	to	1.69
2022	739,921	10.0254	to	10.4239	8,226,751	1.73	0.65	to	2.10	(13.02)	to	(14.27)
2021	841,559	11.5256	to	12.1596	10,869,894	1.99	0.65	to	2.10	(2.78)	to	(4.19)
2020	834,844	11.8547	to	12.6908	11,215,683	2.61	0.65	to	2.10	5.43	to	3.89
2019	905,260	11.2446	to	12.2152	11,660,034	2.67	0.65	to	2.10	5.66	to	4.13

MA6
2023	30,151	37.7831	to	29.8737	986,214	5.81		1.40		10.86
2022	31,494	34.0823	to	26.9476	925,462	5.56		1.40		(11.75)
2021	35,074	38.6198	to	30.5353	1,169,379	4.99		1.40		2.06
2020	40,524	37.8418	to	29.9201	1,316,172	5.54		1.40		3.63
2019	46,438	36.5166	to	28.8723	1,389,132	5.71		1.40		13.22

MA3
2023	57,277	13.2853	to	22.3906	1,215,423	5.59	1.35	to	2.10	10.97	to	10.14
2022	75,182	19.3955	to	20.3294	1,401,161	5.17	1.35	to	2.10	(11.98)	to	(12.64)
2021	88,806	22.0353	to	23.2712	1,891,219	4.74	1.35	to	2.10	1.69	to	0.93
2020	95,721	21.6681	to	23.0570	2,014,372	5.35	1.35	to	2.10	3.43	to	2.65
2019	103,643	20.9485	to	22.4609	2,124,714	5.18	1.35	to	2.10	12.90	to	12.05

M97
2023	7,740	36.9221			293,512	1.08		1.40		13.14
2022	8,096	32.6348			270,271	0.60		1.40		(16.13)
2021	8,630	38.9106			342,140	0.51		1.40		7.76
2020	10,091	36.1097			364,735	1.46		1.40		14.23
2019	11,021	31.6111			348,960	1.22		1.40		25.54

MD5
2023	20,799	19.7256	to	17.5060	403,876	0.71	1.35	to	2.05	12.86	to	12.07
2022	29,355	17.4782	to	15.6209	503,374	0.37	1.35	to	2.05	(16.32)	to	(16.91)
2021	34,989	20.8877	to	18.7999	716,533	0.39	1.35	to	2.05	7.53	to	6.77
2020	42,267	19.4258	to	17.6078	806,882	1.28	1.35	to	2.05	13.94	to	13.14
2019	48,469	17.0490	to	15.5630	811,079	1.00	1.35	to	2.05	25.40	to	24.52

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
M98
2023	17,395	$61.2808			$1,070,686	0.72%		1.40%		16.03%
2022	18,544	52.8129			982,960	0.79		1.40		(24.61)
2021	19,613	70.0563			1,384,233	0.33		1.40		9.03
2020	23,134	64.2562			1,496,257	1.02		1.40		18.85
2019	27,009	54.0639			1,466,359	1.80		1.40		24.20

M93
2023	118,936	22.6576	to	20.1083	2,583,162	0.47	1.35	to	2.05	15.79	to	14.98
2022	148,278	19.5675	to	17.4883	2,777,658	0.51	1.35	to	2.05	(24.78)	to	(25.31)
2021	149,057	26.0131	to	23.4133	3,721,750	0.14	1.35	to	2.05	8.79	to	8.03
2020	169,947	23.9110	to	21.6734	3,915,789	0.79	1.35	to	2.05	18.58	to	17.75
2019	245,409	20.1638	to	18.4065	4,781,960	1.42	1.35	to	2.05	23.96	to	23.09

MD6
2023	226,718	49.1686	to	39.2754	9,515,219	0.30		1.40		22.30
2022	248,168	40.2039	to	32.1145	8,532,865	0.11		1.40		(20.37)
2021	270,184	50.4903	to	40.3312	11,649,099	0.24		1.40		24.23
2020	283,386	40.6419	to	32.4644	9,798,550	0.46		1.40		20.83
2019	328,559	33.6363	to	26.8684	9,427,992	0.59		1.40		38.02

MB3
2023	12,086	52.7705	to	50.8346	621,117	0.05	1.35	to	1.90	22.04	to	21.37
2022	15,079	43.2387	to	41.4439	638,324	-	1.35	to	1.90	(20.53)	to	(20.97)
2021	18,318	54.4090	to	52.4415	980,836	0.03	1.35	to	1.90	23.97	to	23.28
2020	17,936	43.8902	to	42.5391	774,850	0.24	1.35	to	1.90	20.55	to	19.88
2019	16,402	36.4086	to	35.4854	587,613	0.33	1.35	to	1.90	37.71	to	36.94

MD9
2023	706,215	10.1815	to	8.0382	6,308,022	4.49	0.65	to	2.10	3.92	to	2.41
2022	852,035	9.7979	to	7.8487	7,390,577	1.18	0.65	to	2.10	0.52	to	(0.94)
2021	762,553	9.7474	to	7.9228	6,658,158	-	0.65	to	2.10	(0.65)	to	(2.09)
2020	916,835	9.8111	to	8.0919	8,107,284	0.20	0.65	to	2.10	(0.43)	to	(1.88)
2019	770,426	9.8538	to	8.2470	6,924,065	1.64	0.65	to	2.10	0.98	to	(0.49)

ME2
2023	11,548	27.0975			312,909	1.06		1.40		11.46
2022	11,534	24.3121			275,058	1.85		1.40		(18.72)
2021	11,978	29.9105			360,485	0.81		1.40		10.03
2020	12,892	27.1843			352,462	2.39		1.40		11.38
2019	11,210	24.4068			275,404	1.38		1.40		26.27

ME3
2023	64,199	30.4555	to	25.0120	1,673,944	0.78	1.35	to	2.05	11.31	to	10.53
2022	68,259	27.3601	to	22.6283	1,603,805	1.64	1.35	to	2.05	(18.91)	to	(19.48)
2021	70,022	33.7390	to	28.1011	2,037,364	0.67	1.35	to	2.05	9.77	to	9.00
2020	80,013	30.7362	to	25.7811	2,127,842	1.88	1.35	to	2.05	11.19	to	10.41
2019	100,801	27.6427	to	23.3507	2,420,107	1.17	1.35	to	2.05	25.95	to	25.07

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
MA5
2023	42,678	$21.2626			$880,827	3.57%		1.40%		6.11%
2022	47,296	20.0385			928,408	3.51		1.40		(14.90)
2021	53,906	23.5464			1,253,794	3.07		1.40		(0.92)
2020	60,449	23.7656			1,436,613	3.70		1.40		7.83
2019	64,661	22.0391			1,424,936	3.53		1.40		10.06

MA7
2023	2,191	18.7577	to	17.6703	40,847	3.45	1.45	to	1.70	5.81	to	5.55
2022	2,111	17.1749	to	16.7413	36,174	2.90	1.60	to	1.70	(15.22)	to	(15.31)
2021	2,257	20.8782	to	19.7668	45,636	2.94	1.45	to	1.70	(1.35)	to	(1.60)
2020	2,236	21.1640	to	20.0878	45,918	3.39	1.45	to	1.70	7.53	to	7.26
2019	2,241	19.6823	to	18.7286	42,882	3.38	1.45	to	1.70	9.68	to	9.41

MF3
2023	74,131	35.0615	to	24.8494	1,991,944	0.55	0.65	to	2.10	17.90	to	16.20
2022	88,353	29.7383	to	21.3857	2,032,608	0.50	0.65	to	2.10	(19.09)	to	(20.26)
2021	94,350	36.7555	to	26.8203	2,709,330	0.67	0.65	to	2.10	28.33	to	26.48
2020	120,273	28.6404	to	21.2058	2,718,578	0.64	0.65	to	2.10	1.48	to	-
2019	138,664	28.2240	to	21.2058	3,119,279	0.48	0.65	to	2.10	25.54	to	23.72

MF5
2023	850,063	19.2315	to	17.1336	15,598,786	2.63	1.35	to	2.10	8.55	to	7.74
2022	1,030,546	17.7161	to	15.9033	17,464,995	1.97	1.35	to	2.10	(16.67)	to	(17.29)
2021	1,227,690	21.2589	to	19.2278	25,059,389	2.00	1.35	to	2.10	5.27	to	4.47
2020	1,376,040	20.1955	to	18.4045	26,767,652	2.35	1.35	to	2.10	10.55	to	9.71
2019	1,532,032	18.2685	to	16.7750	27,037,027	2.31	1.35	to	2.10	14.91	to	14.04

MF6
2023	1,297	28.8793	to	33.5588	42,774	0.81	1.35	to	1.90	9.96	to	9.35
2022	1,483	26.2634	to	30.6892	44,721	1.66	1.35	to	1.90	(27.92)	to	(28.32)
2021	1,518	36.4368	to	42.8148	63,257	1.42	1.35	to	1.90	28.37	to	27.66
2020	1,896	28.3833	to	33.5378	61,588	4.92	1.35	to	1.90	0.11	to	(0.44)
2019	1,893	28.3509	to	33.6874	61,789	3.52	1.35	to	1.90	25.17	to	24.47

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
MF7
2023	104,020	$23.9460	to	$20.5786	$2,332,687	0.46%	1.35%	to	2.10%	9.71%	to	8.89%
2022	114,321	21.8266	to	18.8992	2,345,117	1.12	1.35	to	2.10	(28.12)	to	(28.66)
2021	110,858	30.3638	to	26.4908	3,171,391	1.03	1.35	to	2.10	28.12	to	27.16
2020	142,244	23.6988	to	20.8326	3,181,953	3.90	1.35	to	2.10	(0.22)	to	(0.97)
2019	151,834	23.7510	to	21.0375	3,414,807	2.79	1.35	to	2.10	24.97	to	24.03

MF9
2023	572,305	31.9836	to	28.4946	17,262,442	2.29	1.35	to	2.10	13.48	to	12.63
2022	655,566	28.1836	to	25.2991	17,507,780	1.32	1.35	to	2.10	(19.60)	to	(20.20)
2021	766,837	35.0524	to	31.7032	25,510,699	1.43	1.35	to	2.10	13.99	to	13.13
2020	875,946	30.7509	to	28.0237	25,694,140	1.83	1.35	to	2.10	13.90	to	13.04
2019	965,194	26.9981	to	24.7909	24,976,814	1.97	1.35	to	2.10	24.96	to	24.02

MG1
2023	511,921	10.3544	to	9.8901	5,400,484	2.77	0.65	to	2.10	1.79	to	0.32
2022	555,392	10.1721	to	9.8585	5,816,015	4.03	0.65	to	2.10	(22.17)	to	(23.30)
2021	576,064	13.0694	to	12.8526	7,828,606	0.82	0.65	to	2.10	0.66	to	(0.80)
2020	603,477	12.9838	to	12.9562	8,238,333	0.20	0.65	to	2.10	12.47	to	10.84
2019	700,937	11.5440	to	11.6893	8,590,689	1.42	0.65	to	2.10	7.35	to	5.79

MF2
2023	780,071	10.8550	to	9.6256	8,063,199	1.60	1.35	to	2.10	4.66	to	3.87
2022	883,645	10.3721	to	9.2670	8,749,689	1.89	1.35	to	2.10	(5.42)	to	(6.13)
2021	1,067,604	10.9669	to	9.8726	11,215,348	2.26	1.35	to	2.10	(1.19)	to	(1.94)
2020	1,112,875	11.0992	to	10.0675	11,863,409	3.08	1.35	to	2.10	2.93	to	2.15
2019	1,275,059	10.7831	to	9.8552	13,244,304	2.61	1.35	to	2.10	3.77	to	2.99

MG2
2023	430,640	10.8440	to	9.2489	4,235,913	1.29	0.65	to	2.10	5.08	to	3.57
2022	473,985	10.3193	to	8.9304	4,492,812	1.58	0.65	to	2.10	(4.86)	to	(6.23)
2021	581,184	10.8464	to	9.5242	5,845,782	2.01	0.65	to	2.10	(0.84)	to	(2.27)
2020	669,911	10.9379	to	9.7459	6,889,875	2.88	0.65	to	2.10	3.47	to	1.97
2019	784,634	10.5709	to	9.5576	7,883,762	2.41	0.65	to	2.10	4.21	to	2.70

MG3
2023	41,209	33.3395	to	30.5223	1,302,319	1.73	1.35	to	1.90	11.21	to	10.60
2022	46,172	29.9781	to	27.5980	1,318,303	0.98	1.35	to	1.90	(10.01)	to	(10.51)
2021	52,229	33.3134	to	30.8396	1,662,468	0.78	1.35	to	1.90	29.22	to	28.51
2020	65,955	25.7794	to	23.5365	1,628,907	1.24	1.35	to	2.05	2.47	to	1.74
2019	67,052	25.1590	to	23.1330	1,621,865	1.27	1.35	to	2.05	29.35	to	28.45

MG4
2023	39,744	32.0122	to	28.6166	1,206,065	1.49	1.35	to	2.05	10.88	to	10.10
2022	44,777	28.8717	to	25.9912	1,232,218	0.81	1.35	to	2.05	(10.23)	to	(10.86)
2021	53,103	32.1613	to	29.1571	1,630,465	0.70	1.35	to	2.05	28.85	to	27.94
2020	65,011	24.9610	to	22.7893	1,551,984	1.02	1.35	to	2.05	2.27	to	1.55
2019	67,809	24.4066	to	22.4412	1,590,593	0.94	1.35	to	2.05	28.95	to	28.04

MG6
2023	3,107,195	25.6143	to	22.8201	75,457,635	2.41	1.35	to	2.10	11.13	to	10.30
2022	3,485,838	23.0485	to	20.6895	76,450,037	1.73	1.35	to	2.10	(18.03)	to	(18.65)
2021	3,882,126	28.1189	to	25.4322	104,206,605	1.75	1.35	to	2.10	9.76	to	8.93
2020	4,424,123	25.6187	to	23.3467	108,495,292	2.08	1.35	to	2.10	12.54	to	11.69
2019	5,062,984	22.7643	to	20.9032	110,736,643	2.20	1.35	to	2.10	20.26	to	19.35

MG7
2023	10,512	40.9753	to	36.7900	420,242	0.89	1.35	to	2.05	9.73	to	8.96
2022	13,664	37.3422	to	33.7644	499,536	0.42	1.35	to	2.05	(12.43)	to	(13.04)
2021	17,477	42.6406	to	38.8275	724,099	0.65	1.35	to	2.05	32.07	to	31.15
2020	22,180	32.2858	to	29.6064	701,573	0.79	1.35	to	2.05	2.33	to	1.61
2019	22,955	31.5511	to	29.1378	709,775	0.57	1.35	to	2.05	31.63	to	30.71

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
V44
2023	16,511	$39.5806	to	$36.0562	$611,479	-%	1.35%	to	2.10%	46.33%	to	45.23%
2022	22,005	27.0491	to	24.8266	561,769	-	1.35	to	2.10	(60.70)	to	(61.00)
2021	13,561	68.8282	to	63.6535	886,590	-	1.35	to	2.10	(1.49)	to	(2.24)
2020	12,496	69.8726	to	65.1101	833,780	-	1.35	to	2.10	1.14	to	1.12
2019	17,989	32.6751	to	30.6790	563,585	-	1.35	to	2.10	29.70	to	28.72

V43
2023	7,775	33.0434	to	29.5379	244,667	-	1.35	to	2.05	42.20	to	41.20
2022	10,726	23.2378	to	20.9188	237,093	-	1.35	to	2.05	(63.47)	to	(63.72)
2021	6,443	63.6083	to	57.6666	390,741	-	1.35	to	2.05	(12.39)	to	(13.01)
2020	5,157	72.6058	to	66.2899	355,906	-	1.35	to	2.05	148.65	to	146.90
2019	11,803	29.2002	to	26.8487	330,349	-	1.35	to	2.05	38.08	to	37.11

O19
2023	31,957	52.7869	to	38.9123	1,314,192	-	1.35	to	2.05	33.22	to	32.28
2022	36,194	39.6248	to	29.4155	1,123,390	-	1.35	to	2.05	(31.89)	to	(32.37)
2021	35,396	58.1791	to	43.4946	1,619,796	-	1.35	to	2.05	20.63	to	19.79
2020	40,665	48.2276	to	36.3097	1,548,188	-	1.35	to	2.05	34.40	to	33.46
2019	87,285	35.8833	to	28.3917	2,504,453	-	1.35	to	2.10	34.02	to	33.01

O23
2023	26,083	12.5269	to	12.0020	324,740	1.67	1.65	to	1.90	10.46	to	10.18
2022	28,220	11.8994	to	10.8926	318,195	1.10	1.35	to	1.90	(18.13)	to	(18.59)
2021	45,706	14.5354	to	13.3798	631,385	1.22	1.35	to	1.90	8.81	to	8.21
2020	54,505	13.3581	to	12.3648	694,753	1.89	1.35	to	1.90	13.04	to	12.41
2019	58,228	11.8170	to	10.9996	658,784	2.02	1.35	to	1.90	15.64	to	15.00

O20
2023	47,987	40.1408	to	34.4563	1,810,797	-	1.35	to	2.10	32.64	to	31.65
2022	58,096	30.2625	to	26.1732	1,657,856	0.00	1.35	to	2.10	(32.85)	to	(33.36)
2021	52,678	45.0687	to	39.2744	2,247,915	0.00	1.35	to	2.10	13.62	to	12.76
2020	61,725	39.6661	to	34.8287	2,324,145	0.42	1.35	to	2.10	25.62	to	24.67
2019	81,886	31.5768	to	27.9367	2,463,333	0.64	1.35	to	2.10	29.68	to	28.71

O21
2023	181,573	35.7287	to	37.6124	7,199,322	0.47	1.35	to	2.10	21.18	to	20.27
2022	223,831	32.6442	to	31.2729	7,339,648	1.08	1.35	to	2.10	(21.38)	to	(21.97)
2021	231,098	41.5222	to	40.0794	9,657,294	0.48	1.35	to	2.10	25.52	to	24.57
2020	299,901	33.0804	to	32.1730	10,005,556	1.09	1.35	to	2.10	12.16	to	11.31
2019	371,325	29.4943	to	28.9036	11,089,969	0.81	1.35	to	2.10	29.96	to	28.99

O04
2023	1,119	46.9702	to	51.7011	58,672	0.95	1.35	to	1.85	16.24	to	15.65
2022	1,180	40.4088	to	44.7037	53,391	0.15	1.35	to	1.85	(17.17)	to	(17.59)
2021	2,061	48.7862	to	54.2448	115,271	0.17	1.35	to	1.85	20.62	to	20.01
2020	2,787	40.4472	to	45.2008	126,545	0.37	1.35	to	1.85	18.02	to	17.42
2019	3,351	34.2713	to	40.3218	128,860	0.00	1.35	to	1.90	24.44	to	23.74

P08
2023	38,549	18.3316	to	16.1145	681,014	2.98	1.35	to	2.05	6.69	to	5.94
2022	40,587	17.1822	to	15.2106	673,441	7.61	1.35	to	2.05	(13.03)	to	(13.64)
2021	54,625	19.7564	to	17.6129	1,040,638	11.19	1.35	to	2.05	14.67	to	13.86
2020	60,784	17.2291	to	15.4684	1,011,796	4.99	1.35	to	2.05	6.55	to	5.80
2019	68,592	16.1693	to	14.6198	1,071,783	2.94	1.35	to	2.05	10.39	to	9.61

PC0
2023	113,076	14.3553	to	13.1594	1,561,371	2.82	1.35	to	2.05	6.57	to	5.82
2022	124,880	13.4707	to	12.4356	1,621,621	7.55	1.35	to	2.05	(13.05)	to	(13.66)
2021	139,926	15.4932	to	14.4036	2,097,815	10.95	1.35	to	2.05	14.48	to	13.68
2020	155,071	13.5336	to	12.6708	2,036,619	4.86	1.35	to	2.05	6.45	to	5.70
2019	158,173	12.7134	to	11.9873	1,958,553	2.83	1.35	to	2.05	10.24	to	9.47

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
P70
2023	2,350	$6.3364	to	$6.0297	$14,466	15.90%	1.35%	to	1.75%	(9.17%)	to	(9.53%)
2022	2,388	6.9760	to	6.6651	16,230	21.15	1.35	to	1.75	7.20	to	6.78
2021	3,348	6.5072	to	6.2421	21,237	3.85	1.35	to	1.75	31.32	to	30.79
2020	6,660	4.9553	to	4.7725	32,264	6.53	1.35	to	1.75	(0.14)	to	(0.54)
2019	9,509	4.9621	to	4.7984	46,060	4.29	1.35	to	1.75	9.85	to	9.41

P10
2023	176,406	7.3172	to	6.3724	1,216,823	16.06	1.35	to	2.10	(9.09)	to	(9.78)
2022	179,439	8.0490	to	7.0628	1,369,088	22.86	1.35	to	2.10	7.16	to	6.35
2021	254,359	7.5115	to	6.6410	1,812,678	4.23	1.35	to	2.10	31.55	to	30.56
2020	355,494	5.7101	to	5.0866	1,930,774	6.40	1.35	to	2.10	(0.02)	to	(0.77)
2019	420,996	5.7111	to	5.1262	2,308,704	4.43	1.35	to	2.10	9.93	to	9.10

PK8
2023	15,367	31.7623	to	26.0589	451,530	5.69	1.35	to	2.10	9.65	to	8.83
2022	19,256	28.9669	to	23.9453	519,587	4.81	1.35	to	2.10	(16.87)	to	(17.49)
2021	21,701	34.8436	to	29.0215	705,274	4.48	1.35	to	2.10	(3.89)	to	(4.61)
2020	24,830	36.2527	to	30.4243	840,924	4.59	1.35	to	2.10	5.26	to	4.47
2019	26,093	34.4400	to	30.1957	842,902	4.43	1.35	to	2.10	13.25	to	12.40

P20[5]
2022	-	10.7789			-	4.28	1.65			(17.20)
2021	457	13.4322	to	13.0187	5,951	4.35	1.35	to	1.65	(3.98)	to	(4.27)
2020	1,664	13.9894	to	13.5999	23,117	4.47	1.35	to	1.65	5.16	to	4.84
2019	1,651	13.3032	to	12.9722	21,823	4.32	1.35	to	1.65	13.14	to	12.80

PD6
2023	1,949,486	15.9761	to	14.3232	29,706,242	2.11	1.35	to	2.10	11.33	to	10.50
2022	2,218,858	14.3498	to	12.9624	30,454,141	1.88	1.35	to	2.10	(19.49)	to	(20.10)
2021	2,416,898	17.8246	to	16.2233	41,335,261	2.35	1.35	to	2.10	11.09	to	10.25
2020	2,754,821	16.0456	to	14.7149	42,530,655	7.93	1.35	to	2.10	15.14	to	14.27
2019	3,145,544	13.9360	to	12.8774	42,328,746	2.04	1.35	to	2.10	15.39	to	14.52

PH2
2023	2,431	20.9661	to	19.9519	50,074	2.73	1.35	to	1.75	21.19	to	20.71
2022	2,769	17.2999	to	16.5290	47,186	1.14	1.35	to	1.75	(19.88)	to	(20.20)
2021	2,824	21.5920	to	20.7128	60,133	0.07	1.35	to	1.75	17.73	to	17.25
2020	2,145	18.3408			39,342	1.11	1.35			11.51
2019	2,386	16.4478			39,236	1.84	1.35			25.81

P06
2023	83,391	15.6381	to	13.6853	1,250,480	2.99	1.35	to	2.05	2.28	to	1.56
2022	87,145	15.2897	to	13.4748	1,282,995	7.03	1.35	to	2.05	(13.09)	to	(13.70)
2021	98,937	17.5934	to	15.6145	1,679,717	4.90	1.35	to	2.05	4.19	to	3.46
2020	119,334	16.8864	to	15.0930	1,939,951	1.38	1.35	to	2.05	10.21	to	9.43
2019	155,528	15.3221	to	13.7919	2,328,319	1.65	1.35	to	2.05	6.99	to	6.23

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
P07
2023	294,733	$15.3423	to	$15.1382	$4,420,035	3.56%	1.35%	to	1.90%	4.52%	to	3.94%
2022	328,603	15.2366	to	13.1662	4,728,278	2.60	1.35	to	2.05	(15.46)	to	(16.05)
2021	374,075	18.0230	to	15.6840	6,391,592	1.82	1.35	to	2.05	(2.60)	to	(3.28)
2020	382,467	18.5034	to	16.2160	6,735,543	2.13	1.35	to	2.05	7.19	to	6.44
2019	440,806	17.2616	to	15.2349	7,284,844	3.02	1.35	to	2.05	6.91	to	6.16

PI3[6]
2022	68,707	9.5604	to	8.7749	631,254	1.18	1.35	to	2.10	(0.99)	to	(1.73)
2021	80,260	9.6560	to	8.9298	742,363	-	1.35	to	2.10	(0.60)	to	(1.35)
2020	86,264	9.7146	to	9.0522	805,053	-	1.35	to	2.10	(8.63)	to	(9.32)
2019	76,719	10.6321	to	9.9824	787,304	-	1.35	to	2.10	4.49	to	3.70

P72
2023	13,882	38.2301	to	35.0457	506,346	1.74	1.35	to	2.05	14.11	to	13.31
2022	12,513	33.5019	to	30.9278	398,715	1.48	1.35	to	2.05	(4.43)	to	(5.10)
2021	14,826	35.0558	to	32.5908	498,701	1.20	1.35	to	2.05	25.59	to	24.71
2020	17,614	27.9129	to	26.1335	474,307	1.84	1.35	to	2.05	4.37	to	3.64
2019	18,238	26.7432	to	25.2160	472,456	2.02	1.35	to	2.05	28.65	to	27.75

W41[7]
2022	107	22.6402			2,420	-	1.85			(36.03)
2021	86	35.3939			3,047	-	1.85			3.88
2020	202	34.0723			6,885	0.85	1.85			24.31
2019	246	27.4088			6,747	0.08	1.85			26.92

W42
2023	86	29.5062			2,529	-	1.85			19.50

1 Represents the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying mutual fund, which are net of management fees assessed by the fund manager, divided by the average net assets. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying mutual fund in which the Sub-Accounts invest.

2 Ratio represents the contract expenses of the Sub-Account, consisting primarily of mortality and expense charges and distribution and administrative expense charges. The ratio includes only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying mutual fund are excluded.

3 Ratio represents the total return for the year indicated, including changes in the value of the underlying mutual fund. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in reduction in the total return presented. The total return is calculated for each period indicated or from the effective date through the end of the reporting period using the unit value of the beginning period that corresponds to the lowest or highest ending period unit value disclosed. The total returns are presented as a range of maximum to minimum values based on the product grouping representing the corresponding lowest to highest expense ratio amounts.

4 The unit values are not a direct calculation of net assets over the number of units allocated to the Sub-Account. The unit values are presented as a range of maximum to minimum values based on the product grouping representing the corresponding lowest to highest expense ratio amounts. Some unit values may be outside of the range due to timing of the related Sub-Account level’s commencement date. Unit values of product pricing levels with zero units during the period are excluded when determining the range. Some Sub-Accounts with one expense ratio may have more than one unit value due to the timing of the launch date of certain products in which these Sub-Accounts are available.

5 Sub-Account P20 is active but has had zero balance since 2022 and therefore is not reported in the Statement of Operations.

6 Sub-Account PI3 merged into Sub-Account MD9 on April 21, 2023.

7 Sub-Account W41 merged into Sub-Account W42 on April 21, 2023.

The accompanying notes are an integral part of these financial statements.

Delaware Life NY Variable

Account C – All-Star

Financial Statements as of and for the Year Ended December 31,

2023 and Report of Independent Registered Public Accounting Firm

DELAWARE LIFE NY VARIABLE ACCOUNT C – ALL-STAR

(A Separate Account of Delaware Life Insurance Company of New York)

Index

December 31, 2023

Page(s)

Report of Independent Registered Public Accounting Firm	1-2

Financial Statements

Statement of Assets and Liabilities	3-4

Statements of Operations	5-12

Statements of Changes in Net Assets	13-24

Notes to the Financial Statements	25-36

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Delaware Life Insurance Company of New York and the Contract Owners of Delaware Life NY Variable Account C – All-Star:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the Sub-Accounts listed in the Appendix that comprise Delaware Life NY Variable Account C – All-Star (the Separate Account), as of December 31, 2023, the related statements of operations and changes in net assets for the periods indicated in the Appendix, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the three-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Sub-Accounts as of December 31, 2023, the results of their operations and changes in their net assets for the periods indicated in the Appendix, and the financial highlights for each of the years or periods in the three-year period then ended, in conformity with U.S. generally accepted accounting principles. The financial highlights for each of the years or periods ended on or prior to December 31, 2020 were audited by other independent registered public accountants whose report, dated April 28, 2021, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Sub-Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Sub-Accounts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2023, by correspondence with the transfer agent of the underlying mutual funds; when replies were not received from the transfer agent, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of Delaware Life Insurance Company of New York’s Separate Accounts since 2021.

Hartford, Connecticut

April 23, 2024

Appendix

AB VPS Sustainable Global Thematic Portfolio (Class B) Sub-Account (A70) (1)

AB VPS Relative Value Portfolio (Class B) Sub-Account (A71) (1) (2)

Columbia Variable Portfolio - Dividend Opportunity Fund Class 2 Sub-Account (C49) (1)

Columbia Variable Portfolio - Government Money Market Fund Class 1 Sub-Account (C75) (1)

Columbia Variable Portfolio - Income Opportunities Fund Class 2 Sub-Account (C76) (1)

Columbia Variable Portfolio - Large Cap Growth Fund Class 2 Sub-Account (C60) (1)

Columbia Variable Portfolio - Select Mid Cap Value Fund Class 1 Sub-Account (C66) (1)

Columbia Variable Portfolio - Large Cap Index Fund Class 2 Sub-Account (C68) (1)

Columbia Variable Portfolio - Strategic Income Fund Class 2 Sub-Account (C73) (1)

Columbia Variable Portfolio - U.S. Government Mortgage Fund Class 2 Sub-Account (C70) (1)

Franklin Templeton Foreign VIP Fund Class 2 Sub-Account (T20) (1)

Franklin Templeton Growth and Income VIP Fund (Class 2) Sub-Account (F51) (1)

Franklin Templeton Mutual Shares VIP Fund Class 2 Sub-Account (F54) (1)

MFS VIT I Growth Series Service Class Sub-Account (M80) (1)

MFS VIT II Massachusetts Investors Growth Stock Portfolio S Class Sub-Account (MB3) (1)

MFS VIT I Investors Trust Series (Service Class) Sub-Account (M10) (1)

MFS VIT I New Discovery Series Service Class Sub-Account (M42) (1)

MFS VIT I Value Series Initial Class Sub-Account (M83) (1)

MFS VIT III Mid Cap Value Portfolio Initial Class Sub-Account (MG3) (1)

PIMCO VIT Real Return Portfolio Admin Class Sub-Account (P06) (1)

PIMCO VIT Total Return Portfolio Admin Class Sub-Account (P07) (1)

Wanger Select Fund Sub-Account (W41) (3)

Wanger Acorn Sub-Account (W42) (1)

(1)

Statement of assets and liabilities as of December 31, 2023, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended. Financial highlights for the years or periods ended on or prior to December 31, 2020 were audited by other independent registered public accountants.

(2)	Formerly AB VPS Growth and Income Portfolio (Class B).

(3)	Statements of operations and changes in net assets for the period January 1, 2023 to April 21, 2023 and statement of changes in net assets for the year ended December 31, 2022.

DELAWARE LIFE NY VARIABLE ACCOUNT C - ALL STAR

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2023

		Assets				Liabilities

	Shares	Cost	Investments at fair value	Dividend Receivable	Total Assets	Payable to Sponsor	Net Assets

AB VPS Sustainable Global Thematic Portfolio (Class B) Sub-Account (A70)	350	$8,739	$10,871	$-	$10,871	$1	$10,870
AB VPS Relative Value Portfolio (Class B) Sub-Account (A71) ¹	5,482	143,083	157,767	-	157,767	15	157,752
Columbia Variable Portfolio - Dividend Opportunity Fund Class 2 Sub-Account (C49)	8	98	296	-	296	-	296
Columbia Variable Portfolio - Government Money Market Fund Class 1 Sub-Account (C75)	203,134	203,134	203,134	27	203,161	18	203,143
Columbia Variable Portfolio - Income Opportunities Fund Class 2 Sub-Account (C76)	9,654	69,455	60,820	-	60,820	6	60,814
Columbia Variable Portfolio - Large Cap Growth Fund Class 2 Sub-Account (C60)	1,078	13,506	38,845	-	38,845	4	38,841
Columbia Variable Portfolio - Select Mid Cap Value Fund Class 1 Sub-Account (C66)	417	5,004	15,351	-	15,351	2	15,349
Columbia Variable Portfolio - Large Cap Index Fund Class 2 Sub-Account (C68)	714	7,030	27,946	-	27,946	3	27,943
Columbia Variable Portfolio - Strategic Income Fund Class 2 Sub-Account (C73)	1,361	7,363	4,966	-	4,966	1	4,965
Columbia Variable Portfolio - U.S. Government Mortgage Fund Class 2 Sub-Account (C70)	8,776	88,510	78,190	-	78,190	7	78,183
Franklin Templeton Foreign VIP Fund Class 2 Sub-Account (T20)	10,149	124,820	144,516	-	144,516	14	144,502
Franklin Templeton Growth and Income VIP Fund (Class 2) Sub-Account (F51)	4,382	31,178	27,653	-	27,653	3	27,650
Franklin Templeton Mutual Shares VIP Fund Class 2 Sub-Account (F54)	421	6,964	6,456	-	6,456	1	6,455
MFS VIT I Growth Series Service Class Sub-Account (M80)	2,636	143,671	146,788	-	146,788	15	146,773
MFS VIT II Massachusetts Investors Growth Stock Portfolio S Class Sub-Account (MB3)	47	900	1,029	-	1,029	-	1,029
MFS VIT I Investors Trust Series (Service Class) Sub-Account (M10)	1,269	35,123	44,759	-	44,759	4	44,755
MFS VIT I New Discovery Series Service Class Sub-Account (M42)	537	8,035	5,427	-	5,427	1	5,426
MFS VIT I Value Series Initial Class Sub-Account (M83)	3,041	57,876	64,674	-	64,674	6	64,668
MFS VIT III Mid Cap Value Portfolio Initial Class Sub-Account (MG3)	604	5,135	5,938	-	5,938	1	5,937
PIMCO VIT Real Return Portfolio Admin Class Sub-Account (P06)	1,506	19,775	17,426	-	17,426	2	17,424
PIMCO VIT Total Return Portfolio Admin Class Sub-Account (P07)	27,411	283,893	251,634	-	251,634	23	251,611
Wanger Select Fund Sub-Account (W41) ²	-	-	-	-	-	-	-
Wanger Acorn Sub-Account (W42)	21,518	351,645	286,840	-	286,840	28	286,812

1 This Sub-Account had a name change in 2023. Refer to Note 1 in the Variable Account’s Notes to Financial Statements for more information.

2This Sub-Account was closed in 2023 due to merger. Refer to Note 1 in the Variable Account’s Notes to Financial Statements for more information.

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - ALL STAR

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2023

	Units	Net Assets

A70	349	$10,870
A71	3,936	157,752
C49	14	296
C75	22,099	203,143
C76	4,871	60,814
C60	1,002	38,841
C66	634	15,349
C68	829	27,943
C73	240	4,965
C70	8,513	78,183
T20	6,551	144,502
F51	797	27,650
F54	232	6,455
M80	2,078	146,773
MB3	42	1,029
M10	1,010	44,755
M42	117	5,426
M83	2,463	64,668
MG3	195	5,937
P06	1,181	17,424
P07	17,028	251,611
W41	-	-
W42	6,084	286,812

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - ALL STAR

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	A70 Sub-Account	A71 Sub-Account	C49 Sub-Account

Income:
Dividend income	$3	$1,971	$-

Expenses:
Mortality and expense risk charges	(183)	(2,147)	(11)
Distribution and administrative expense charges	(44)	(480)	(2)

Net investment income (loss)	(224)	(656)	(13)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	3,767	(354)	1,764
Realized gain distributions	642	12,450	-

Net realized gains (losses)	4,409	12,096	1,764

Net change in unrealized appreciation (depreciation)	(2,173)	2,858	(1,740)

Net realized and change in unrealized gains (losses)	2,236	14,954	24

Net increase (decrease) from operations	$2,012	$14,298	$11

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - ALL STAR

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	C75 Sub-Account	C76 Sub-Account	C60 Sub-Account

Income:
Dividend income	$9,667	$3,208	$-

Expenses:
Mortality and expense risk charges	(2,969)	(878)	(491)
Distribution and administrative expense charges	(647)	(194)	(120)

Net investment income (loss)	6,051	2,136	(611)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	-	(3,255)	3,317
Realized gain distributions	-	-	-

Net realized gains (losses)	-	(3,255)	3,317

Net change in unrealized appreciation (depreciation)	-	6,504	9,501

Net realized and change in unrealized gains (losses)	-	3,249	12,818

Net increase (decrease) from operations	$6,051	$5,385	$12,207

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - ALL STAR

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	C66 Sub-Account	C68 Sub-Account	C73 Sub-Account

Income:
Dividend income	$-	$-	$162

Expenses:
Mortality and expense risk charges	(261)	(389)	(77)
Distribution and administrative expense charges	(59)	(99)	(14)

Net investment income (loss)	(320)	(488)	71

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	9,151	11,684	(151)
Realized gain distributions	-	-	-

Net realized gains (losses)	9,151	11,684	(151)

Net change in unrealized appreciation (depreciation)	(7,804)	(5,261)	410

Net realized and change in unrealized gains (losses)	1,347	6,423	259

Net increase (decrease) from operations	$1,027	$5,935	$330

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - ALL STAR

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	C70 Sub-Account	T20 Sub-Account	F51 Sub-Account

Income:
Dividend income	$2,163	$4,556	$869

Expenses:
Mortality and expense risk charges	(1,151)	(2,006)	(555)
Distribution and administrative expense charges	(250)	(434)	(122)

Net investment income (loss)	762	2,116	192

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(3,159)	(2,237)	(28)
Realized gain distributions	-	-	2,107

Net realized gains (losses)	(3,159)	(2,237)	2,079

Net change in unrealized appreciation (depreciation)	4,678	24,321	(475)

Net realized and change in unrealized gains (losses)	1,519	22,084	1,604

Net increase (decrease) from operations	$2,281	$24,200	$1,796

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - ALL STAR

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	F54 Sub-Account	M80 Sub-Account	MB3 Sub-Account

Income:
Dividend income	$117	$-	$-

Expenses:
Mortality and expense risk charges	(159)	(2,196)	(15)
Distribution and administrative expense charges	(39)	(471)	(1)

Net investment income (loss)	(81)	(2,667)	(16)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(797)	9,603	9
Realized gain distributions	537	12,152	51

Net realized gains (losses)	(260)	21,755	60

Net change in unrealized appreciation (depreciation)	1,156	25,348	144

Net realized and change in unrealized gains (losses)	896	47,103	204

Net increase (decrease) from operations	$815	$44,436	$188

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - ALL STAR

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	M10 Sub-Account	M42 Sub-Account	M83 Sub-Account

Income:
Dividend income	$194	$-	$1,144

Expenses:
Mortality and expense risk charges	(566)	(83)	(951)
Distribution and administrative expense charges	(147)	(14)	(206)

Net investment income (loss)	(519)	(97)	(13)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	2,514	(96)	(754)
Realized gain distributions	2,361	-	4,807

Net realized gains (losses)	4,875	(96)	4,053

Net change in unrealized appreciation (depreciation)	2,210	779	(422)

Net realized and change in unrealized gains (losses)	7,085	683	3,631

Net increase (decrease) from operations	$6,566	$586	$3,618

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - ALL STAR

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	MG3 Sub-Account	P06 Sub-Account	P07 Sub-Account

Income:
Dividend income	$97	$562	$9,018

Expenses:
Mortality and expense risk charges	(220)	(268)	(3,529)
Distribution and administrative expense charges	(44)	(66)	(807)

Net investment income (loss)	(167)	228	4,682

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	3,450	(830)	(8,341)
Realized gain distributions	184	-	-

Net realized gains (losses)	3,634	(830)	(8,341)

Net change in unrealized appreciation (depreciation)	(2,974)	888	13,337

Net realized and change in unrealized gains (losses)	660	58	4,996

Net increase (decrease) from operations	$493	$286	$9,678

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - ALL STAR

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	W41 Sub-Account	W42 Sub-Account

Income:
Dividend income	$-	$-

Expenses:
Mortality and expense risk charges	(59)	(3,853)
Distribution and administrative expense charges	(13)	(915)

Net investment income (loss)	(72)	(4,768)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(13,557)	(29,349)
Realized gain distributions	-	-

Net realized gains (losses)	(13,557)	(29,349)

Net change in unrealized appreciation (depreciation)	14,863	83,858

Net realized and change in unrealized gains (losses)	1,306	54,509

Net increase (decrease) from operations	$1,234	$49,741

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - ALL STAR

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	A70 Sub-Account		A71 Sub-Account
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022

Operations:
Net investment income (loss)	$(224)	$(343)	$(656)	$(981)
Net realized gains (losses)	4,409	2,778	12,096	31,545
Net change in unrealized appreciation (depreciation)	(2,173)	(9,943)	2,858	(40,450)
Net increase (decrease) from operations	2,012	(7,508)	14,298	(9,886)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	-	-	-	-
Transfers between Sub-Accounts (including the Fixed Account), net	5	(1)	2,008	(13,222)
Withdrawals, surrenders, annuitizations and contract charges	(9,627)	(805)	(5,878)	(1,810)
Net accumulation activity	(9,622)	(806)	(3,870)	(15,032)

Net increase (decrease) from contract owner transactions	(9,622)	(806)	(3,870)	(15,032)

Total increase (decrease) in net assets	(7,610)	(8,314)	10,428	(24,918)

Net assets at beginning of year	18,480	26,794	147,324	172,242
Net assets at end of year	$10,870	$18,480	$157,752	$147,324

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - ALL STAR

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	C49 Sub-Account		C75 Sub-Account
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022

Operations:
Net investment income (loss)	$(13)	$(67)	$6,051	$(1,421)
Net realized gains (losses)	1,764	223	-	-
Net change in unrealized appreciation (depreciation)	(1,740)	(275)	-	-
Net increase (decrease) from operations	11	(119)	6,051	(1,421)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	-	-	-	2,690
Transfers between Sub-Accounts (including the Fixed Account), net	-	(2)	15,238	(28,808)
Withdrawals, surrenders, annuitizations and contract charges	(3,434)	(296)	(32,088)	(9,356)
Net accumulation activity	(3,434)	(298)	(16,850)	(35,474)

Net increase (decrease) from contract owner transactions	(3,434)	(298)	(16,850)	(35,474)

Total increase (decrease) in net assets	(3,423)	(417)	(10,799)	(36,895)

Net assets at beginning of year	3,719	4,136	213,942	250,837
Net assets at end of year	$296	$3,719	$203,143	$213,942

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - ALL STAR

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	C76 Sub-Account		C60 Sub-Account
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022

Operations:
Net investment income (loss)	$2,136	$2,492	$(611)	$(586)
Net realized gains (losses)	(3,255)	(3,699)	3,317	349
Net change in unrealized appreciation (depreciation)	6,504	(8,054)	9,501	(14,257)
Net increase (decrease) from operations	5,385	(9,261)	12,207	(14,494)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	-	3,984	-	-
Transfers between Sub-Accounts (including the Fixed Account), net	1,317	(2,336)	(2,868)	2,512
Withdrawals, surrenders, annuitizations and contract charges	(6,808)	(12,111)	(2,310)	(11)
Net accumulation activity	(5,491)	(10,463)	(5,178)	2,501

Net increase (decrease) from contract owner transactions	(5,491)	(10,463)	(5,178)	2,501

Total increase (decrease) in net assets	(106)	(19,724)	7,029	(11,993)

Net assets at beginning of year	60,920	80,644	31,812	43,805
Net assets at end of year	$60,814	$60,920	$38,841	$31,812

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - ALL STAR

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	C66 Sub-Account		C68 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$(320)	$(542)	$(488)	$(720)
Net realized gains (losses)	9,151	596	11,684	1,458
Net change in unrealized appreciation (depreciation)	(7,804)	(3,626)	(5,261)	(10,304)
Net increase (decrease) from operations	1,027	(3,572)	5,935	(9,566)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	-	-	-	-
Transfers between Sub-Accounts (including the Fixed Account), net	(3)	-	(978)	268
Withdrawals, surrenders, annuitizations and contract charges	(14,027)	(376)	(15,114)	(1,224)
Net accumulation activity	(14,030)	(376)	(16,092)	(956)

Net increase (decrease) from contract owner transactions	(14,030)	(376)	(16,092)	(956)

Total increase (decrease) in net assets	(13,003)	(3,948)	(10,157)	(10,522)

Net assets at beginning of year	28,352	32,300	38,100	48,622
Net assets at end of year	$15,349	$28,352	$27,943	$38,100

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - ALL STAR

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	C73 Sub-Account		C70 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$71	$39	$762	$116
Net realized gains (losses)	(151)	63	(3,159)	(1,864)
Net change in unrealized appreciation (depreciation)	410	(807)	4,678	(13,654)
Net increase (decrease) from operations	330	(705)	2,281	(15,402)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	-	-	-	2,779
Transfers between Sub-Accounts (including the Fixed Account), net	-	-	5,724	1,645
Withdrawals, surrenders, annuitizations and contract charges	(2)	(1)	(10,966)	(8,718)
Net accumulation activity	(2)	(1)	(5,242)	(4,294)

Net increase (decrease) from contract owner transactions	(2)	(1)	(5,242)	(4,294)

Total increase (decrease) in net assets	328	(706)	(2,961)	(19,696)

Net assets at beginning of year	4,637	5,343	81,144	100,840
Net assets at end of year	$4,965	$4,637	$78,183	$81,144

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - ALL STAR

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	T20 Sub-Account		F51 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$2,116	$1,774	$192	$930
Net realized gains (losses)	(2,237)	(1,810)	2,079	7,034
Net change in unrealized appreciation (depreciation)	24,321	(11,941)	(475)	(13,844)
Net increase (decrease) from operations	24,200	(11,977)	1,796	(5,880)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	-	-	-	13,072
Transfers between Sub-Accounts (including the Fixed Account), net	(7,307)	(8,466)	509	(1,956)
Withdrawals, surrenders, annuitizations and contract charges	(7,808)	(413)	(13,684)	(39,230)
Net accumulation activity	(15,115)	(8,879)	(13,175)	(28,114)

Net increase (decrease) from contract owner transactions	(15,115)	(8,879)	(13,175)	(28,114)

Total increase (decrease) in net assets	9,085	(20,856)	(11,379)	(33,994)

Net assets at beginning of year	135,417	156,273	39,029	73,023
Net assets at end of year	$144,502	$135,417	$27,650	$39,029

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - ALL STAR

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	F54 Sub-Account		M80 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$(81)	$(162)	$(2,667)	$(2,848)
Net realized gains (losses)	(260)	2,935	21,755	26,798
Net change in unrealized appreciation (depreciation)	1,156	(5,310)	25,348	(91,391)
Net increase (decrease) from operations	815	(2,537)	44,436	(67,441)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	-	6,911	-	7,474
Transfers between Sub-Accounts (including the Fixed Account), net	59	(2,143)	(21,284)	26,773
Withdrawals, surrenders, annuitizations and contract charges	(7,170)	(20,738)	(25,379)	(22,830)
Net accumulation activity	(7,111)	(15,970)	(46,663)	11,417

Net increase (decrease) from contract owner transactions	(7,111)	(15,970)	(46,663)	11,417

Total increase (decrease) in net assets	(6,296)	(18,507)	(2,227)	(56,024)

Net assets at beginning of year	12,751	31,258	149,000	205,024
Net assets at end of year	$6,455	$12,751	$146,773	$149,000

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - ALL STAR

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	MB3 Sub-Account		M10 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$(16)	$(17)	$(519)	$(620)
Net realized gains (losses)	60	150	4,875	7,863
Net change in unrealized appreciation (depreciation)	144	(381)	2,210	(17,251)
Net increase (decrease) from operations	188	(248)	6,566	(10,008)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	-	-	-	-
Transfers between Sub-Accounts (including the Fixed Account), net	(2)	(2.00)	(468)	160
Withdrawals, surrenders, annuitizations and contract charges	(53)	(65)	(5,875)	(2,064)
Net accumulation activity	(55)	(67)	(6,343)	(1,904)

Net increase (decrease) from contract owner transactions	(55)	(67)	(6,343)	(1,904)

Total increase (decrease) in net assets	133	(315)	223	(11,912)

Net assets at beginning of year	896	1,211	44,532	56,444
Net assets at end of year	$1,029	$896	$44,755	$44,532

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - ALL STAR

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	M42 Sub-Account		M83 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$(97)	$(101)	$(13)	$(379)
Net realized gains (losses)	(96)	1,843	4,053	11,067
Net change in unrealized appreciation (depreciation)	779	(3,952)	(422)	(17,578)
Net increase (decrease) from operations	586	(2,210)	3,618	(6,890)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	-	-	-	5,949
Transfers between Sub-Accounts (including the Fixed Account), net	-	-	2,994	(7,523)
Withdrawals, surrenders, annuitizations and contract charges	(3)	(1)	(8,803)	(18,063)
Net accumulation activity	(3)	(1)	(5,809)	(19,637)

Net increase (decrease) from contract owner transactions	(3)	(1)	(5,809)	(19,637)

Total increase (decrease) in net assets	583	(2,211)	(2,191)	(26,527)

Net assets at beginning of year	4,843	7,054	66,859	93,386
Net assets at end of year	$5,426	$4,843	$64,668	$66,859

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - ALL STAR

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	MG3 Sub-Account		P06 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$(167)	$(255)	$228	$2,429
Net realized gains (losses)	3,634	2,754	(830)	(3,389)
Net change in unrealized appreciation (depreciation)	(2,974)	(5,984)	888	(5,474)
Net increase (decrease) from operations	493	(3,485)	286	(6,434)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	-	-	-	2,739
Transfers between Sub-Accounts (including the Fixed Account), net	(1)	-	580	1,266
Withdrawals, surrenders, annuitizations and contract charges	(24,464)	(18)	(6,313)	(9,088)
Net accumulation activity	(24,465)	(18)	(5,733)	(5,083)

Net increase (decrease) from contract owner transactions	(24,465)	(18)	(5,733)	(5,083)

Total increase (decrease) in net assets	(23,972)	(3,503)	(5,447)	(11,517)

Net assets at beginning of year	29,909	33,412	22,871	34,388
Net assets at end of year	$5,937	$29,909	$17,424	$22,871

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - ALL STAR

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	P07 Sub-Account		W41 Sub-Account[3]
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$4,682	$2,383	$(72)	$(318)
Net realized gains (losses)	(8,341)	(8,555)	(13,557)	6,893
Net change in unrealized appreciation (depreciation)	13,337	(37,297)	14,863	(15,057)
Net increase (decrease) from operations	9,678	(43,469)	1,234	(8,482)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	-	4,413	-	-
Transfers between Sub-Accounts (including the Fixed Account), net	14,098	(3,445)	(6,224)	1,173
Withdrawals, surrenders, annuitizations and contract charges	(32,408)	(14,379)	(11,294)	(279)
Net accumulation activity	(18,310)	(13,411)	(17,518)	894

Net increase (decrease) from contract owner transactions	(18,310)	(13,411)	(17,518)	894

Total increase (decrease) in net assets	(8,632)	(56,880)	(16,284)	(7,588)

Net assets at beginning of year	260,243	317,123	16,284	23,872
Net assets at end of year	$251,611	$260,243	$-	$16,284

3 The current year activities for this Sub-Account are for the period from January 1, 2023 to April 21, 2023. Refer to Note 1 for details on closed Sub-Accounts.

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - ALL STAR

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	W42 Sub-Account
	December 31,	December 31,
	2023	2022
Operations:
Net investment income (loss)	$(4,768)	$(5,032)
Net realized gains (losses)	(29,349)	70,472
Net change in unrealized appreciation (depreciation)	83,858	(197,317)
Net increase (decrease) from operations	49,741	(131,877)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	-	9,133
Transfers between Sub-Accounts (including the Fixed Account), net	(871)	32,160
Withdrawals, surrenders, annuitizations and contract charges	(24,368)	(28,870)
Net accumulation activity	(25,239)	12,423

Net increase (decrease) from contract owner transactions	(25,239)	12,423

Total increase (decrease) in net assets	24,502	(119,454)

Net assets at beginning of year	262,310	381,764
Net assets at end of year	$286,812	$262,310

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - ALL-STAR

(A Separate Account of Delaware Life Insurance Company of New York)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2023

1. BUSINESS AND ORGANIZATION

Delaware Life NY Variable Account C (the “Variable Account”) is a separate account of Nassau Life Insurance Company (“NNY”, the “Company”, the “Sponsor”, “we” or “us”). NNY is a wholly-owned subsidiary of The Nassau Companies of New York (“NCNY”), whose ultimate parent is Nassau Insurance Group Holdings G.P., LLC (“Nassau”). Founded in April 2015, Nassau is a privately held insurance and reinsurance business focused on building a franchise across the insurance value chain. NCNY is a holding company for NNY. On July 1, 2023, NNY completed its acquisition of Delaware Life Insurance Company of New York (“DLNY”) from Delaware Life Insurance Company, after receipt of insurance regulatory approval by the New York Department of Financial Services (the “NYDFS” or the “Department”). Effective July 5, 2023, DLNY merged with and into NNY pursuant to a merger agreement with NNY as the surviving entity.

Variable Account was established by DLNY on October 18, 1985 as a funding vehicle for the variable portion of Columbia All-Star NY contracts, Columbia All-Star Extra NY contracts, and Columbia All-Star Freedom NY contracts (the “Contracts”). The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a unit investment trust existing in accordance with the regulations of the New York Insurance Department and is an investment company. Accordingly, the Variable Account follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.

The assets of the Variable Account are divided into “Sub-Accounts”. Each Sub-Account is invested in shares of a specific mutual fund (collectively the “Funds”), or series thereof, registered under the Investment Company Act of 1940, as amended. The contract owners of the Variable Account direct the deposits into the Sub-Accounts of the Variable Account.

Under applicable insurance law, the assets and liabilities of the Variable Account are clearly identified and distinguished from the Sponsor’s other assets and liabilities. Assets applicable to the Variable Account are not chargeable with liabilities arising out of any other business the Sponsor may conduct.

A summary of the name changes related to Sub-Accounts held by the contract owners of the Variable Account during the current year, is as follows:

Sub- Account	Previous Name	Effective Date
A71	AB VPS Growth and Income Portfolio (Class B)	May 1, 2023

The following Sub-Account was liquidated and merged with an existing Sub-Accounts during the current year:

Closed Sub-Account	New Sub-Account	Effective Date
W41	W42	April 21, 2023

There were no Sub-Accounts held by the contract owners of the Variable Account with commencement dates earlier than the past five years, but for which the first activity occurred within the last five years.

AB VPS Sustainable International Thematic Portfolio (Class B) Sub-Account (AM2) is active at December 31, 2023 but has had zero balance for more than five years and therefore are not disclosed in the Statements of Assets and Liabilities, Statements of Changes in Net Assets or the financial highlights in Note 10.

DELAWARE LIFE NY VARIABLE ACCOUNT C - ALL-STAR

(A Separate Account of Delaware Life Insurance Company of New York)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

General

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires the Sponsor’s management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates.

Investment Valuation and Transactions

Investments made in mutual funds are carried at fair value and are valued at their closing net asset value as determined by the respective mutual fund, which in turn value their investments at fair value, as of December 31, 2023. Transactions are recorded on a trade date basis. Realized gains and losses on sales of investments are determined on the first in, first out basis. Dividend income and realized gain distributions are reinvested in additional fund shares and recognized on the ex-dividend date.

Units

The number of units credited is determined by dividing the dollar amount allocated to a Sub-Account by the unit value for that Sub-Account for the period during which the purchase payment was received. The unit value for each Sub-Account is established at $10.00 for the first period of that Sub-Account and is subsequently measured based on the performance of the investments and the contract charges selected by the contract holder, as discussed in Note 5.

Purchase Payments

Upon issuance of new contracts, the initial purchase payment is credited to the contract in the form of units. All subsequent purchase payments are applied using the unit values for the period during which the purchase payment is received.

Transfers

Transfers between Sub-Accounts requested by contract owners are recorded in the new Sub-Account upon receipt of the redemption proceeds at the net asset value at the time of receipt. In addition, transfers can be made between the Sub-Accounts and the “Fixed Account”. The Fixed Account is part of the general account of the Sponsor in which purchase payments or contract values may be allocated or transferred.

Withdrawals

At any time during the accumulation phase (the period before the first annuity payment), the contract owner may elect to receive a cash withdrawal payment under the contract. If the contract owner requests a full withdrawal, the contract owner will receive the value of their account at the end of period, less the contract maintenance charge for the current contract year and any applicable withdrawal charge.

If the contract owner requests a partial withdrawal, the contract owner will receive the amount requested less any applicable withdrawal charge and the account value will be reduced by the amount requested. Any requests for partial withdrawals that would result in the value of the contract owner’s account being reduced to an amount less than the contract maintenance charge for the current contract year is treated as a request for a full withdrawal.

Annuitization

On the annuity commencement date, the contract’s accumulation account is canceled, and its adjusted value is applied to provide an annuity. The adjusted value will be equal to the value of the accumulation account for the period that ends immediately before the annuity commencement date, reduced by any applicable premium taxes or similar taxes and a proportionate amount of the contract maintenance charge.

DELAWARE LIFE NY VARIABLE ACCOUNT C - ALL-STAR

(A Separate Account of Delaware Life Insurance Company of New York)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Annuity Payments

The amount of the first variable annuity payment is determined in accordance with the annuity payment rates found in the contracts. The number of units to be credited in respect to a particular Sub-Account is determined by dividing that portion of the first variable annuity payment attributable to that Sub-Account by the annuity unit value of that Sub-Account for the period that ends immediately before the annuity commencement date. The number of units of each Sub-Account credited to the contract then remains fixed, unless an exchange of units is made. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant, depending on the investment performance of the Sub-Accounts.

Federal Income Taxes

The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code (the “Code”). Under existing federal income tax law, investment income and realized gain distributions earned by the Variable Account on contract owner reserves are not taxable, and therefore, no provision has been made for federal income taxes. In the event of a change in applicable tax law, the Sponsor will review this policy and if necessary a provision may be made in future years.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires Sponsor’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. The most significant estimate is fair value measurements of investments. Actual results could vary from the amounts derived from Sponsor management’s estimates.

Subsequent events

The Sponsor’s management has evaluated events subsequent to December 31, 2023, noting that there are no subsequent events requiring accounting adjustments or disclosure.

3. FAIR VALUE MEASUREMENTS

The Sub-Accounts’ investments are carried at fair value. Fair value is an exit price, representing the amount that would be received from a sale of an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions, FASB ASC Topic 820, “Fair Value Measurements and Disclosures”, establishes a three-tier value hierarchy, which prioritizes the inputs used in measuring fair value (i.e., Level 1, 2 and 3). Level 1 inputs are observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Variable Account has the ability to access at the measurement date. Level 2 inputs are observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 3 inputs are unobservable inputs reflecting the reporting entity’s estimates of the assumptions that market participants would use in pricing the asset or liability. Topic 820 requires that a fair value measurement technique include an adjustment for risks inherent in a particular valuation technique (such as a pricing model) and/or the risks inherent in the inputs to the model, if market participants would also include such an adjustment.

The Variable Account has categorized its financial instruments, based on the priority of the inputs to the valuation technique, into the three-level hierarchy described above. If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

DELAWARE LIFE NY VARIABLE ACCOUNT C - ALL-STAR

(A Separate Account of Delaware Life Insurance Company of New York)

3. FAIR VALUE MEASUREMENTS (CONTINUED)

The Variable Account uses the Funds’ closing net asset value to determine the fair value of its Sub-Accounts. As of December 31, 2023, the net assets held in the Variable Account were categorized as Level 1 assets under the Topic 820 hierarchy levels. There were no Level 2 or 3 investments in the Variable Account during the year ended December 31, 2023. There were no transfers between levels during the year ended December 31, 2023.

4. RELATED-PARTY TRANSACTIONS

The Sponsor provides administrative services necessary for the operation of the Variable Account. The Sponsor absorbs all organizational expenses including the fees of registering the Variable Account and its contracts for distribution under federal and state securities laws.

5. CONTRACT CHARGES

Mortality and expense risk charges

Charges for mortality and expense risks, the optional death benefit riders, and the optional living benefit riders are based on the value of the Sub-Account and are deducted from the Variable Account at the end of each valuation period to cover the risks assumed by the Sponsor. These charges are reflected in the Statements of Operations. The deductions are calculated at different levels based upon the elections made by the contract holder and are transferred periodically to the Sponsor. As of December 31, 2023, the deduction is at an effective annual rate of the average daily value of the contract invested in the Variable Account as follows:

	Level 1	Level 2	Level 3	Level 4
Columbia All-Star NY contracts	1.30%	1.50%	1.70%	1.90%
Columbia All-Star Extra NY contracts	1.40%	1.60%	1.80%	2.00%
Columbia All-Star Freedom NY contracts	1.35%	1.55%	1.75%	-

Distribution and administrative expense charges

For assuming the risk that surrender charges may be insufficient to compensate the Sponsor for the costs of distributing the contracts, the Sponsor makes a deduction from the Variable Account at the end of each valuation period at an effective annual rate of 0.15% of the net assets attributable to Columbia All-Star Extra NY contracts and an effective annual rate of 0.20% of the net assets attributable to Columbia All-Star NY and Columbia All-Star Freedom NY contracts.

Additionally, a reimbursement for administrative expenses attributable to Columbia All-Star NY, Columbia All-Star Extra NY, and Columbia All-Star Freedom NY contracts, which exceed the charges received from the account administration fee (“Account Fee”), the Sponsor makes a deduction from the Sub-Account at the end of each valuation period at an effective annual rate of 0.15% of the net assets attributable to such contracts.

Distribution and administrative expense charges are reflected in the Statements of Operations.

Administration charges

Each year on the account anniversary date, an Account Fee of $30 is deducted from the participant’s account to reimburse the Sponsor for certain administrative expenses. After the annuity commencement date, this Account Fee will be deducted pro rata from each variable annuity payment made during the year. These charges are reported as part of “Withdrawals, surrenders, annuitization and contract charges” in the Statements of Changes in Net Assets.

DELAWARE LIFE NY VARIABLE ACCOUNT C - ALL-STAR

(A Separate Account of Delaware Life Insurance Company of New York)

5. CONTRACT CHARGES (CONTINUED)

Surrender charges

The Sponsor does not deduct a sales charge from purchase payments. However, a surrender charge (contingent deferred sales charge) may be deducted to cover certain expenses relating to the sales of the contract if the contract holder requests a full withdrawal prior to reaching the pay-out phase. In no event shall the aggregate surrender charges exceed 8% of the purchase payments made under the contract. These charges are reported as part of “Withdrawals, surrenders, annuitization and contract charges” in the Statements of Changes in Net Assets.

Optional living benefit rider charges (“Benefit Fee”)

A specific quarterly charge, equal to 0.125% of account value, is deducted on the last day of the Account Quarter, (“Account Quarters” are defined as three-month periods, with the first Account Quarter beginning on the date the contracts were issued), if Secured Returns 2 optional living benefit rider is elected. This optional living benefit rider is available on Columbia All-Star NY contracts and Columbia All-Star Extra NY contracts; however, no contracts were ever sold with the rider elected; therefore, there are no Benefit Fees reflected in the Variable Account’s financial statements.

Premium Taxes

A deduction, when applicable, is made for premium taxes or similar state or local taxes. It is currently the policy of the Sponsor to make this deduction from the amount applied to provide an annuity at the time of annuitization.

6. INVESTMENT PURCHASES AND SALES

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2023 were as follows:

	Purchases	Sales
A70	$645	$9,849
A71	18,717	10,785
C49	-	3,447
C75	30,539	41,336
C76	5,303	8,655
C60	263	6,049
C66	-	14,349
C68	1	16,580
C73	163	93
C70	8,169	12,646
T20	5,554	18,546
F51	2,976	13,851
F54	705	7,360
M80	13,198	50,368
MB3	51	71
M10	2,556	7,055
M42	-	99
M83	9,851	10,863
MG3	281	24,730
P06	1,100	6,604
P07	22,870	36,487
W41	-	17,591
W42	9,821	39,812

DELAWARE LIFE NY VARIABLE ACCOUNT C - ALL-STAR

(A Separate Account of Delaware Life Insurance Company of New York)

7. CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the year ended December 31, 2023 were as follows:

	Units Issued	Units Redeemed	Net Increase (Decrease)
A70	-	300	(300)
A71	116	216	(100)
C49	-	167	(167)
C75	2,291	4,158	(1,867)
C76	178	652	(474)
C60	8	158	(150)
C66	-	634	(634)
C68	-	577	(577)
C70	682	1,330	(648)
T20	51	783	(732)
F51	-	408	(408)
F54	2	292	(290)
M80	17	753	(736)
MB3	-	3	(3)
M10	-	163	(163)
M83	161	402	(241)
P06	36	441	(405)
P07	971	2,296	(1,325)
W41	-	529	(529)
W42	229	792	(563)

DELAWARE LIFE NY VARIABLE ACCOUNT C - ALL-STAR

(A Separate Account of Delaware Life Insurance Company of New York)

7. CHANGES IN UNITS OUTSTANDING (CONTINUED)

The changes in units outstanding for the year ended December 31, 2022 were as follows:

	Units Issued	Units Redeemed	Net Increase (Decrease)
A70	-	26	(26)
A71	58	447	(389)
C49	-	14	(14)
C75	1,606	5,598	(3,992)
C76	454	1,359	(905)
C60	85	1	84
C66	-	16	(16)
C68	13	44	(31)
C70	1,068	1,504	(436)
T20	855	1,202	(347)
F51	419	1,281	(862)
F54	287	938	(651)
M80	647	444	203
MB3	-	3	(3)
M10	5	50	(45)
M83	266	1,060	(794)
P06	6,069	6,559	(490)
P07	6,942	7,451	(509)
W41	49	16	33
W42	1,087	823	264

8. TAX DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Code, a variable annuity contract, other than a pension plan contract, is not treated as an annuity contract for federal tax purposes for any period in which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury. The Sponsor believes that the Variable Account satisfies the current requirements of the regulations, and it intends that the Variable Account will continue to meet such requirements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - ALL STAR

(A Separate Account of Delaware Life Insurance Company of New York)

9. FINANCIAL HIGHLIGHTS

The summary of units outstanding, unit value (some of which may be rounded), net assets, investment income ratios, expense ratios (excluding expenses of the underlying mutual funds) and the total return, for each of the five years in the period ended December 31, is as follows:

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
A70
2023	349	$35.4347	to	$31.1731	$10,870	0.03%		1.70%		13.75%
2022	649	31.1522	to	27.4055	18,480	-		1.70		(28.40)
2021	675	43.5097	to	37.2018	26,794	-	1.70	to	1.85	20.49	to	20.31
2020	905	36.1094	to	30.9211	29,386	0.46	1.70	to	1.85	36.72	to	36.51
2019	978	26.4113	to	22.6509	23,168	0.16	1.70	to	1.85	27.58	to	27.39

A71
2023	3,936	38.7417	to	39.8411	157,752	1.31	1.65	to	1.90	9.89	to	9.61
2022	4,036	35.2551	to	36.3476	147,324	1.10	1.65	to	1.90	(5.99)	to	(6.23)
2021	4,425	37.5010	to	38.7612	172,242	0.62	1.65	to	1.90	25.74	to	25.42
2020	4,908	29.8253	to	30.9060	152,342	1.33	1.65	to	1.90	0.78	to	0.53
2019	5,297	29.5938	to	30.7444	161,652	1.03	1.65	to	1.90	21.58	to	21.27

C55[5]
2019	5,106	25.0119	to	25.2186	131,251	1.72	1.65	to	1.90	18.88	to	18.58

C49
2023	14	21.2742	to	20.7322	296	-	1.70	to	1.90	3.07	to	2.86
2022	181	20.6407	to	20.1558	3,719	-	1.70	to	1.90	(3.06)	to	(3.26)
2021	195	21.2920	to	20.8340	4,136	-	1.70	to	1.90	23.76	to	23.51
2020	206	17.2042	to	16.8684	3,531	-	1.70	to	1.90	(0.81)	to	(1.02)
2019	217	17.3455	to	17.0417	3,767	-	1.70	to	1.90	21.66	to	21.41

C75
2023	22,099	9.2567	to	9.0087	203,143	4.58	1.65	to	1.90	3.04	to	2.77
2022	23,966	8.9840	to	8.7655	213,942	1.09	1.65	to	1.90	(0.45)	to	(0.70)
2021	27,958	9.0247	to	8.8275	250,837	0.02	1.65	to	1.90	(1.63)	to	(1.88)
2020	27,914	9.1738	to	8.9962	254,609	0.28	1.65	to	1.90	(1.35)	to	(1.60)
2019	19,729	9.2992	to	9.1424	182,571	1.88	1.65	to	1.90	0.22	to	(0.03)

DELAWARE LIFE NY VARIABLE ACCOUNT C - ALL STAR

(A Separate Account of Delaware Life Insurance Company of New York)

9. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
C76
2023	4,871	$12.5813	to	$12.2442	$60,814	5.18%	1.65%	to	1.90%	9.54%	to	9.26%
2022	5,345	11.4860	to	11.2066	60,920	5.36	1.65	to	1.90	(11.69)	to	(11.92)
2021	6,250	13.0067	to	12.7225	80,644	9.03	1.65	to	1.90	2.43	to	2.17
2020	6,028	12.6986	to	12.4528	76,002	4.64	1.65	to	1.90	3.93	to	3.67
2019	5,858	12.2183	to	12.0124	71,136	5.03	1.65	to	1.90	14.21	to	13.93

C60
2023	1,002	38.8569	to	38.6069	38,841	-	1.65	to	1.70	40.43	to	40.36
2022	1,152	27.6704	to	27.5063	31,812	-	1.65	to	1.70	(32.66)	to	(32.69)
2021	1,068	41.0900	to	40.8672	43,805	-	1.65	to	1.70	26.24	to	26.18
2020	1,130	32.5485	to	32.3886	36,716	-	1.65	to	1.70	32.19	to	32.13
2019	1,735	24.6217			42,714	-		1.65			33.30

C66
2023	634	24.6700	to	24.0413	15,349	-	1.70	to	1.90	8.44	to	8.22
2022	1,268	22.7509	to	22.2161	28,352	-	1.70	to	1.90	(10.97)	to	(11.15)
2021	1,284	25.5539	to	25.0040	32,300	-	1.70	to	1.90	30.09	to	29.82
2020	2,292	19.6436	to	19.2600	44,379	-	1.70	to	1.90	5.65	to	5.44
2019	2,265	18.5923	to	18.2665	41,572	-	1.70	to	1.90	29.39	to	29.13

C68
2023	829	33.8413	to	32.7681	27,943	-	1.65	to	1.90	23.59	to	23.28
2022	1,406	27.3818	to	26.5807	38,100	-	1.65	to	1.90	(19.88)	to	(20.08)
2021	1,437	34.1756	to	33.2600	48,622	-	1.65	to	1.90	25.96	to	25.64
2020	2,233	27.1323	to	26.4725	59,849	-	1.65	to	1.90	15.80	to	15.51
2019	2,329	23.4298	to	22.9184	53,977	-	1.65	to	1.90	28.64	to	28.31

C73
2023	240	20.6895			4,965	3.43		1.90			7.14
2022	240	19.3109			4,637	2.72		1.90			(13.19)
2021	240	22.2452			5,343	5.25		1.90			(0.30)
2020	240	22.3115			5,359	3.40		1.90			4.60
2019	240	21.3308			5,126	3.62		1.90			8.13

C70
2023	8,513	9.2568	to	8.9631	78,183	2.66	1.65	to	1.90	3.70	to	3.44
2022	9,161	8.9265	to	8.6653	81,144	1.87	1.65	to	1.90	(15.73)	to	(15.94)
2021	9,597	10.5929	to	10.3090	100,840	1.83	1.65	to	1.90	(2.83)	to	(3.07)
2020	8,956	10.9011	to	10.6360	96,916	2.38	1.65	to	1.90	3.12	to	2.86
2019	8,540	10.5713	to	10.3405	89,695	2.67	1.65	to	1.90	4.75	to	4.48

DELAWARE LIFE NY VARIABLE ACCOUNT C - ALL STAR

(A Separate Account of Delaware Life Insurance Company of New York)

9. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
T20
2023	6,551	$21.8277	to	$21.3376	$144,502	3.21%	1.65%	to	1.90%	18.78%	to	18.48%
2022	7,283	18.3771	to	18.0101	135,417	2.96	1.65	to	1.90	(9.12)	to	(9.35)
2021	7,630	20.2221	to	19.8686	156,273	1.79	1.65	to	1.90	2.45	to	2.19
2020	7,477	19.7394	to	19.4437	149,546	3.71	1.65	to	1.90	(2.79)	to	(3.04)
2019	8,106	20.3057	to	20.0525	166,359	1.69	1.65	to	1.90	10.68	to	10.40

F51
2023	797	34.4641	to	35.1945	27,650	2.41	1.85	to	1.90	6.98	to	6.92
2022	1,205	32.2166	to	32.9162	39,029	3.56	1.85	to	1.90	(8.52)	to	(8.57)
2021	2,067	35.2186	to	36.0019	73,023	2.45	1.85	to	1.90	22.93	to	22.87
2020	2,226	28.6483	to	29.3006	63,943	3.78	1.85	to	1.90	3.57	to	3.52
2019	2,179	27.6611	to	28.3055	60,461	2.24	1.85	to	1.90	23.34	to	23.28

F54
2023	232	27.8821	to	26.7357	6,455	0.88	1.65	to	1.85	11.60	to	11.38
2022	522	24.9834	to	24.0046	12,751	1.09	1.65	to	1.85	(8.95)	to	(9.14)
2021	1,173	27.4397	to	26.4180	31,258	2.91	1.65	to	1.85	17.21	to	16.97
2020	1,252	23.4110	to	22.5851	28,506	3.01	1.65	to	1.85	(6.61)	to	(6.80)
2019	1,084	25.0682	to	24.2330	26,452	1.85	1.65	to	1.85	20.56	to	20.31

M80
2023	2,078	68.4159	to	68.5332	146,773	-	1.65	to	1.90	33.29	to	32.95
2022	2,814	51.3295	to	51.5479	149,000	-	1.65	to	1.90	(32.93)	to	(33.10)
2021	2,611	76.5271	to	77.0481	205,024	-	1.65	to	1.90	21.21	to	20.90
2020	2,839	63.1358	to	63.7273	184,106	-	1.65	to	1.90	29.37	to	29.04
2019	3,704	48.8036	to	49.3865	184,588	-	1.65	to	1.90	35.51	to	35.17

MB3
2023	42	24.2254			1,029	0.05		1.90			21.37
2022	45	19.9602			896	-		1.90			(20.97)
2021	48	25.2569			1,211	0.03		1.90			23.28
2020	51	20.7905	to	20.4879	1,036	0.03	1.65	to	1.90	20.18	to	19.88
2019	744	17.2991	to	17.0907	12,826	0.35	1.65	to	1.90	37.29	to	36.94

M10
2023	1,010	44.6695	to	44.2041	44,755	0.46	1.65	to	1.70	16.72	to	16.66
2022	1,173	38.2713	to	37.8917	44,532	0.39	1.65	to	1.70	(18.06)	to	(18.10)
2021	1,218	46.7045	to	46.2647	56,444	0.42	1.65	to	1.70	24.43	to	24.36
2020	1,287	37.5355	to	37.2009	47,946	0.43	1.65	to	1.70	11.73	to	11.67
2019	1,340	33.5961	to	33.3135	44,716	0.49	1.65	to	1.70	29.09	to	29.02

M42
2023	117	46.5341			5,426	-		1.90			12.10
2022	117	41.5129			4,843	-		1.90			(31.32)
2021	117	60.4446			7,054	-		1.90			(0.35)
2020	117	60.6584			7,079	-		1.90			42.82
2019	117	42.4718			4,958	-		1.90			38.60

DELAWARE LIFE NY VARIABLE ACCOUNT C - ALL STAR

(A Separate Account of Delaware Life Insurance Company of New York)

9. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
M83
2023	2,463	$26.4594	to	$25.7221	$64,668	1.71%	1.65%	to	1.90%	6.16%	to	5.89%
2022	2,704	24.9237	to	24.2907	66,859	1.26	1.65	to	1.90	(7.45)	to	(7.69)
2021	3,498	26.9308	to	26.3134	93,386	1.32	1.65	to	1.90	23.39	to	23.08
2020	3,905	21.8258	to	21.3797	84,585	1.58	1.65	to	1.90	1.77	to	1.51
2019	4,191	21.4468	to	21.0621	89,307	2.08	1.65	to	1.90	27.67	to	27.34

MG3
2023	195	31.5201	to	30.5223	5,937	1.25	1.70	to	1.90	10.82	to	10.60
2022	1,069	28.4425	to	27.5980	29,909	0.99	1.70	to	1.90	(10.33)	to	(10.51)
2021	1,069	31.7189	to	30.8396	33,412	0.61	1.70	to	1.90	28.77	to	28.51
2020	1,867	24.6327	to	23.9984	45,231	1.24	1.70	to	1.90	2.10	to	1.89
2019	1,808	24.1255	to	23.5521	42,971	1.31	1.70	to	1.90	28.90	to	28.64

P06
2023	1,181	14.8809	to	14.4647	17,424	2.78	1.65	to	1.90	1.97	to	1.71
2022	1,586	14.5935	to	14.2214	22,871	6.46	1.65	to	1.90	(13.36)	to	(13.58)
2021	2,076	16.8432	to	16.4554	34,388	4.73	1.65	to	1.90	3.87	to	3.61
2020	3,281	16.2154	to	15.8824	51,991	1.42	1.65	to	1.90	9.88	to	9.60
2019	3,329	14.7580	to	14.4918	48,083	1.66	1.65	to	1.90	6.66	to	6.39

P07
2023	17,028	14.8583	to	14.1986	251,611	3.56	1.65	to	1.90	4.20	to	3.94
2022	18,353	14.2593	to	13.6608	260,243	2.61	1.65	to	1.90	(15.72)	to	(15.93)
2021	18,862	16.9181	to	16.2492	317,123	1.82	1.65	to	1.90	(2.89)	to	(3.14)
2020	18,954	17.4219	to	16.7756	327,739	2.13	1.65	to	1.90	6.87	to	6.60
2019	18,092	16.3021	to	15.7375	292,619	3.01	1.65	to	1.90	6.59	to	6.32

W41
2022	529	30.6525	to	31.1294	16,284	-	1.65	to	1.90	(35.90)	to	(36.07)
2021	496	47.8226	to	48.6902	23,872	-	1.65	to	1.90	4.09	to	3.83
2020	631	45.9437	to	46.8963	28,927	0.76	1.65	to	1.90	24.56	to	24.25
2019	680	36.8835	to	37.7443	25,048	0.07	1.65	to	1.90	27.17	to	26.85

DELAWARE LIFE NY VARIABLE ACCOUNT C - ALL STAR

(A Separate Account of Delaware Life Insurance Company of New York)

9. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
W42
2023	6,084	$45.7667	to	$48.9471	$286,812	-%	1.65%	to	1.90%	19.74%	to	19.44%
2022	6,647	38.2220	to	40.9818	262,310	-	1.65	to	1.90	(34.56)	to	(34.72)
2021	6,383	58.4054	to	62.7819	381,764	0.77	1.65	to	1.90	7.11	to	6.84
2020	6,515	54.5296	to	58.7649	363,794	-	1.65	to	1.90	22.18	to	21.87
2019	7,782	44.6306	to	48.2197	355,398	0.26	1.65	to	1.90	28.95	to	28.62

1 Represents the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying mutual fund, which are net of management fees assessed by the fund manager, divided by the average net assets. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying mutual fund in which the Sub-Accounts invest.

2 Ratio represents the contract expenses of the Sub-Account, consisting primarily of mortality and expense charges and distribution and administrative expense charges. The ratio includes only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying mutual fund are excluded.

3 Ratio represents the total return for the year indicated, including changes in the value of the underlying mutual fund. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in reduction in the total return presented. The total return is calculated for each period indicated or from the effective date through the end of the reporting period using the unit value of the beginning period that corresponds to the lowest or highest ending period unit value disclosed. The total returns are presented as a range of maximum to minimum values based on the product grouping representing the corresponding lowest to highest expense ratio amounts.

4 These unit values are not a direct calculation of net asset over the number of units allocated to the Sub-Account. The unit values are presented as a range of maximum to minimum values based on the product grouping representing the corresponding lowest and highest expense ratio amounts. Some unit values may be outside of the range due to timing of the related Sub-Account level’s commencement date. Unit values of product pricing levels with zero units during the period are excluded when determining the range.

5 Columbia Variable Portfolio - Asset Allocation Fund Class 2 Sub-Account C55 merged into Sub-Account C75 on April 24, 2020.

Delaware Life NY Variable

Account C - Futurity

Financial Statements as of and for the Year Ended December 31, 2023 and Report of Independent Registered Public Accounting Firm

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

Index

December 31, 2023

Page(s)

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Delaware Life Insurance Company of New York and the Contract Owners of Delaware Life NY Variable Account C - Futurity:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the Sub-Accounts listed in the Appendix that comprise Delaware Life NY Variable Account C - Futurity (the Separate Account), as of December 31, 2023, the related statements of operations and changes in net assets for the periods indicated in the Appendix, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the three-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Sub-Accounts as of December 31, 2023, the results of their operations and changes in their net assets for the periods indicated in the Appendix, and the financial highlights for each of the years or periods in the three-year period then ended, in conformity with U.S. generally accepted accounting principles. The financial highlights for each of the years or periods ended on or prior to December 31, 2020 were audited by other independent registered public accountants whose report, dated April 28, 2021, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Sub-Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Sub-Accounts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2023, by correspondence with the transfer agent of the underlying mutual funds; when replies were not received from the transfer agent, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of Delaware Life Insurance Company of New York’s Separate Accounts since 2021.

Hartford, Connecticut

April 23, 2024

Appendix

AB VPS Relative Value Portfolio (Class B) Sub-Account (A71) (1) (2)

AB VPS Sustainable International Thematic Portfolio (Class B) Sub-Account (AM2) (1)

AB VPS Small Cap Growth Portfolio (Class B) Sub-Account (A19) (1)

Alger Growth & Income Portfolio I-2 Sub-Account (A55) (1)

Alger Small Cap Growth Portfolio I-2 Sub-Account (A51) (1)

Fidelity VIP Contrafund Portfolio (Service Class 2) Sub-Account (F24) (1)

Fidelity VIP Growth Portfolio (Service Class 2) Sub-Account (F99) (1)

Fidelity VIP Overseas Portfolio (Service Class 2) Sub-Account (F91) (1)

First Eagle Overseas Variable Fund Sub-Account (FE3) (1)

Franklin Templeton Growth VIP Fund Class 2 Sub-Account (F56) (1)

Goldman Sachs VIT Large Cap Value Fund I Class Sub-Account (G30) (1)

Goldman Sachs VIT Small Cap Equity Insights Fund I Class Sub-Account (521) (1)

Goldman Sachs International Equity Insights Fund I Class Sub-Account (G33) (1)

Goldman Sachs VIT U.S Equity Insights Fund I Class Sub-Account (G31) (1)

Invesco V.I. American Franchise Fund Series I Sub-Account (V15) (1)

Invesco V.I. Core Equity Fund I Sub-Account (A39) (1)

Invesco V.I. EQV International Equity Fund Series I Sub-Account (A21) (1)

LVIP JPMorgan Small Cap Core Fund Standard Class Sub-Account (J43) (1) (3)

LVIP JPMorgan U.S Equity Fund Standard Class Sub-Account (J32) (1) (4)

MFS U.S. Government Money Market Portfolio Initial Class Sub-Account (MD8) (1)

MFS VIT Total Return Series Initial Class Sub-Account (M07) (1)

MFS VIT Total Return Series Service Class Sub-Account (M35) (1)

MFS VIT I Growth Series Initial Class Sub-Account (M31) (1)

MFS VIT I Growth Series Service Class Sub-Account (M80) (1)

MFS VIT I Mid Cap Growth Series Initial Class Sub-Account (MF1) (1)

MFS VIT I New Discovery Series Initial Class Sub-Account (M05) (1)

MFS VIT I New Discovery Series Service Class Sub-Account (M42) (1)

MFS VIT I Total Return Bond Series Initial Class Sub-Account (M06) (1)

MFS VIT I Research Series Initial Class Sub-Account (M33) (1)

MFS VIT I Utilities Series Initial Class Sub-Account (M44) (1)

MFS VIT I Utilities Series Service Class Sub-Account (M40) (1)

MFS VIT I Value Series Initial Class Sub-Account (M83) (1)

MFS VIT II Blended Research Core Equity Portfolio I Class Sub-Account (MB6) (1)

MFS VIT II Blended Research Core Equity Portfolio S Class Sub-Account (MB7) (1)

MFS VIT II Government Securities Portfolio I Class Sub-Account (M96) (1)

MFS VIT II Government Securities Portfolio S Class Sub-Account (MD2) (1)

MFS VIT II High Yield Portfolio I Class Sub-Account (MA6) (1)

MFS VIT II High Yield Portfolio Service Class Sub-Account (MA3) (1)

MFS VIT II Massachusetts Investors Growth Stock Portfolio I Class Sub-Account (MD6) (1)

MFS VIT III Blended Research Small Cap Equity Portfolio Initial Class Sub-Account (MB8) (1)

MFS VIT III Global Real Estate Portfolio Initial Class Sub-Account (MF6) (1)

MFS VIT III Mid Cap Value Portfolio Initial Class Sub-Account (MG3) (1)

PIMCO VIT Emerging Markets Bond Portfolio Admin Class Sub-Account (PK8) (1)

PIMCO VIT Real Return Portfolio Admin Class Sub-Account (P06) (1)

PIMCO VIT Total Return Portfolio Admin Class Sub-Account (P07) (1)

(1)

Statement of assets and liabilities as of December 31, 2023, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended. Financial highlights for the years or periods ended on or prior to December 31, 2020 were audited by other independent registered public accountants.

(2)	Formerly AB VPS Growth and Income Portfolio (Class B).

(3)	Formerly JPMorgan Insurance Trust Small Cap Core Portfolio Class 1.

(4)	Formerly JPMorgan Insurance Trust U.S. Equity Portfolio Class 1.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2023

		Assets				Liabilities

	Shares	Cost	Investments at fair value	Receivable from Sponsor	Total assets	Payable to Sponsor	Net Assets

AB VPS Relative Value Portfolio (Class B) Sub-Account (A71) ²	2,319	$57,381	$66,727	$-	$66,727	$6	$66,721
AB VPS Sustainable International Thematic Portfolio (Class B) Sub- Account (AM2)	349	6,141	6,046	-	6,046	1	6,045
AB VPS Small Cap Growth Portfolio (Class B) Sub-Account (A19)	938	12,021	7,473	-	7,473	1	7,472
Alger Growth & Income Portfolio I-2 Sub-Account (A55)	1,435	25,319	39,333	-	39,333	263	39,070
Alger Small Cap Growth Portfolio I-2 Sub-Account (A51)	1,748	40,628	28,901	-	28,901	2	28,899
Fidelity VIP Contrafund Portfolio (Service Class 2) Sub-Account (F24)	573	24,950	26,837	-	26,837	2	26,835
Fidelity VIP Growth Portfolio (Service Class 2) Sub-Account (F99)	567	42,338	50,994	-	50,994	4	50,990
Fidelity VIP Overseas Portfolio (Service Class 2) Sub-Account (F91)	307	6,303	7,837	-	7,837	1	7,836
First Eagle Overseas Variable Fund Sub-Account (FE3)	2,650	65,354	59,879	-	59,879	5	59,874
Franklin Templeton Growth VIP Fund Class 2 Sub-Account (F56) ¹	1,016	11,528	12,180	-	12,180	1	12,179
Goldman Sachs VIT Large Cap Value Fund I Class Sub-Account (G30)	26,133	254,411	220,299	-	220,299	17	220,282
Goldman Sachs VIT Small Cap Equity Insights Fund I Class Sub-Account (521)	1,449	17,729	17,791	-	17,791	134	17,657
Goldman Sachs International Equity Insights Fund I Class Sub-Account (G33)	7,390	58,002	65,405	-	65,405	5	65,400
Goldman Sachs VIT U.S Equity Insights Fund I Class Sub-Account (G31)	1,867	30,600	36,457	-	36,457	3	36,454
Invesco V.I. American Franchise Fund Series I Sub-Account (V15)	1,727	87,932	101,813	-	101,813	41	101,772
Invesco V.I. Core Equity Fund I Sub-Account (A39)	739	22,823	21,635	-	21,635	2	21,633
Invesco V.I. EQV International Equity Fund Series I Sub-Account (A21)	3,622	121,863	123,486	-	123,486	9	123,477
LVIP JPMorgan Small Cap Core Fund Standard Class Sub-Account (J43) ²	2,220	38,230	44,063	-	44,063	3	44,060
LVIP JPMorgan U.S Equity Fund Standard Class Sub-Account (J32) ²	1,025	22,873	38,555	-	38,555	3	38,552
MFS U.S. Government Money Market Portfolio Initial Class Sub-Account (MD8)	413,338	413,338	413,338	-	413,338	86	413,252
MFS VIT Total Return Series Initial Class Sub-Account (M07)	17,335	404,130	403,201	8,137	411,338	31	411,307
MFS VIT Total Return Series Service Class Sub-Account (M35)	13,332	305,742	302,377	-	302,377	26	302,351
MFS VIT I Growth Series Initial Class Sub-Account (M31)	4,791	228,700	288,831	-	288,831	22	288,809
MFS VIT I Growth Series Service Class Sub-Account (M80)	727	31,503	40,496	-	40,496	3	40,493
MFS VIT I Mid Cap Growth Series Initial Class Sub-Account (MF1)	40,271	376,631	345,120	1	345,121	27	345,094
MFS VIT I New Discovery Series Initial Class Sub-Account (M05)	7,784	130,824	100,719	-	100,719	8	100,711
MFS VIT I New Discovery Series Service Class Sub-Account (M42)	2,556	34,472	25,818	-	25,818	2	25,816
MFS VIT I Total Return Bond Series Initial Class Sub-Account (M06)	9,147	119,856	107,015	-	107,015	19	106,996
MFS VIT I Research Series Initial Class Sub-Account (M33)	412	11,178	13,174	-	13,174	1	13,173
MFS VIT I Utilities Series Initial Class Sub-Account (M44)	5,336	177,348	172,078	-	172,078	13	172,065
MFS VIT I Utilities Series Service Class Sub-Account (M40)	877	28,774	27,671	-	27,671	2	27,669
MFS VIT I Value Series Initial Class Sub-Account (M83)	13,302	254,912	282,933	-	282,933	240	282,693
MFS VIT II Blended Research Core Equity Portfolio I Class Sub-Account (MB6)	1,092	53,793	60,543	-	60,543	5	60,538
MFS VIT II Blended Research Core Equity Portfolio S Class Sub-Account (MB7)	239	14,692	13,041	-	13,041	1	13,040
MFS VIT II Government Securities Portfolio I Class Sub-Account (M96)	4,302	54,515	46,767	3,463	50,230	4	50,226
MFS VIT II Government Securities Portfolio S Class Sub-Account (MD2)	475	5,346	5,138	-	5,138	-	5,138
MFS VIT II High Yield Portfolio I Class Sub-Account (MA6)	23,005	125,297	115,025	-	115,025	9	115,016
MFS VIT II High Yield Portfolio Service Class Sub-Account (MA3)	765	4,278	3,781	-	3,781	-	3,781
MFS VIT II Massachusetts Investors Growth Stock Portfolio I Class Sub- Account (MD6)	2,899	56,867	65,608	-	65,608	328	65,280
MFS VIT II Massachusetts Investors Growth Stock Portfolio S Class Sub- Account (MB3)¹	-	-	-	-	-	-	-
MFS VIT III Blended Research Small Cap Equity Portfolio Initial Class Sub-Account (MB8)	15,323	147,317	153,386	-	153,386	12	153,374
MFS VIT III Global Real Estate Portfolio Initial Class Sub-Account (MF6)	11,091	146,392	145,064	-	145,064	11	145,053
MFS VIT III Mid Cap Value Portfolio Initial Class Sub-Account (MG3)	1,479	11,745	14,539	-	14,539	1	14,538
PIMCO VIT Emerging Markets Bond Portfolio Admin Class Sub-Account (PK8)	2,055	24,917	21,684	-	21,684	2	21,682
PIMCO VIT Real Return Portfolio Admin Class Sub-Account (P06)	1,211	15,499	14,007	-	14,007	1	14,006
PIMCO VIT Total Return Portfolio Admin Class Sub-Account (P07)	3,470	37,146	31,857	-	31,857	3	31,854
Rydex VT NASDAQ-100 Fund Sub-Account (R03)¹	-	-	-	-	-	-	-

1This Sub-Account is active but had zero balance as of December 31, 2023, and no activity for the years ended December 31, 2023 and 2022. Therefore, this Sub-Account is not presented in the Statements of Operations and Statements of Changes in Net Assets.

2This Sub-Account had a name change in 2023. Refer to Note 1 in the Variable Account’s Notes to Financial Statements for more information.

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2023

	Units	Value Applicable to Owners of Deferred Variable Annuity Contracts	Reserve for Variable Annuities	Net Assets
A71	1,854	66,721	-	66,721
AM2	218	6,045	-	6,045
A19	151	7,472	-	7,472
A55	1,316	38,231	839	39,070
A51	1,281	28,899	-	28,899
F24	461	26,835	-	26,835
F99	960	50,990	-	50,990
F91	295	7,836	-	7,836
FE3	1,144	59,874	-	59,874
F56	456	12,179	-	12,179
G30	7,891	220,282	-	220,282
521	455	17,227	430	17,657
G33	5,193	65,400	-	65,400
G31	1,144	36,454	-	36,454
V15	2,900	100,213	1,559	101,772
A39	986	21,633	-	21,633
A21	6,724	123,477	-	123,477
J43	1,011	44,060	-	44,060
J32	613	38,552	-	38,552
MD8	44,334	394,812	18,440	413,252
M07	22,956	351,339	59,968	411,307
M35	18,032	302,351	-	302,351
M31	9,760	288,809	-	288,809
M80	682	40,493	-	40,493
MF1	9,787	331,050	14,044	345,094
M05	5,007	100,711	-	100,711
M42	1,326	25,816	-	25,816
M06	10,101	101,909	5,087	106,996
M33	413	13,173	-	13,173
M44	11,691	170,530	1,535	172,065

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2023

	Total Units	Value Applicable to Owners of Deferred Variable Annuity Contracts	Reserve for Variable Annuities	Net Assets
M40	1,955	$18,349	$9,320	$27,669
M83	10,386	281,989	704	282,693
MB6	1,622	60,538	-	60,538
MB7	305	13,040	-	13,040
M96	2,939	25,509	24,717	50,226
MD2	406	-	5,138	5,138
MA6	5,634	115,016	-	115,016
MA3	159	3,781	-	3,781
MD6	2,147	64,238	1,042	65,280
MB3	-	-	-	-
MB8	3,799	153,374	-	153,374
MF6	3,303	140,869	4,184	145,053
MG3	446	14,538	-	14,538
PK8	703	21,682	-	21,682
P06	865	5,901	8,105	14,006
P07	1,970	31,854	-	31,854
R03	-	-	-	-

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	A71 Sub-Account	AM2 Sub-Account	A19 Sub-Account

Income:
Dividend income	$1,055	$-	$-

Expenses:
Mortality and expense risk charges	(981)	(208)	(96)
Distribution charges	(148)	(31)	(11)

Net investment income (loss)	(74)	(239)	(107)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	2,731	(3,358)	(694)
Realized gain distributions	6,666	808	-

Net realized gains (losses)	9,397	(2,550)	(694)

Net change in unrealized appreciation (depreciation)	(2,625)	3,821	1,844

Net realized and change in unrealized gains (losses)	6,772	1,271	1,150

Net increase (decrease) from operations	$6,698	$1,032	$1,043

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	A55 Sub-Account	A51 Sub-Account	F24 Sub-Account

Income:
Dividend income	$494	$-	$64

Expenses:
Mortality and expense risk charges	(439)	(331)	(315)
Distribution charges	(53)	(40)	(60)

Net investment income (loss)	2	(371)	(311)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	348	(23)	234
Realized gain distributions	1,140	-	889

Net realized gains (losses)	1,488	(23)	1,123

Net change in unrealized appreciation (depreciation)	5,660	4,138	5,651

Net realized and change in unrealized gains (losses)	7,148	4,115	6,774

Net increase (decrease) from operations	$7,150	$3,744	$6,463

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	F99	F91	FE3

	Sub-Account	Sub-Account	Sub-Account

Income:
Dividend income	$2	$59	$-

Expenses:
Mortality and expense risk charges	(632)	(95)	(785)
Distribution charges	(80)	(11)	(103)

Net investment income (loss)	(710)	(47)	(888)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	1,651	20	(1,307)
Realized gain distributions	2,266	20	4,312

Net realized gains (losses)	3,917	40	3,005

Net change in unrealized appreciation (depreciation)	10,919	1,230	2,769

Net realized and change in unrealized gains (losses)	14,836	1,270	5,774

Net increase (decrease) from operations	$14,126	$1,223	$4,886

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	F56	G30	521

	Sub-Account	Sub-Account	Sub-Account

Income:
Dividend income	$396	$3,676	$167

Expenses:
Mortality and expense risk charges	(155)	(2,548)	(200)
Distribution charges	(18)	(306)	(23)

Net investment income (loss)	223	822	(56)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(117)	(2,137)	(35)
Realized gain distributions	-	18,560	-

Net realized gains (losses)	(117)	16,423	(35)

Net change in unrealized appreciation (depreciation)	1,938	5,275	2,759

Net realized and change in unrealized gains (losses)	1,821	21,698	2,724

Net increase (decrease) from operations	$2,044	$22,520	$2,668

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	G33	G31	V15

	Sub-Account	Sub-Account	Sub-Account

Income:
Dividend income	$1,652	$232	$-

Expenses:
Mortality and expense risk charges	(762)	(408)	(1,097)
Distribution charges	(91)	(49)	(132)

Net investment income (loss)	799	(225)	(1,229)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(650)	259	411
Realized gain distributions	-	-	2,003

Net realized gains (losses)	(650)	259	2,414

Net change in unrealized appreciation (depreciation)	9,609	6,563	27,414

Net realized and change in unrealized gains (losses)	8,959	6,822	29,828

Net increase (decrease) from operations	$9,758	$6,597	$28,599

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	A39	A21	J43

	Sub-Account	Sub-Account	Sub-Account

Income:
Dividend income	$148	$230	$560

Expenses:
Mortality and expense risk charges	(246)	(1,435)	(507)
Distribution charges	(30)	(172)	(61)

Net investment income (loss)	(128)	(1,377)	(8)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(59)	714	293
Realized gain distributions	476	86	355

Net realized gains (losses)	417	800	648

Net change in unrealized appreciation (depreciation)	3,562	18,423	3,916

Net realized and change in unrealized gains (losses)	3,979	19,223	4,564

Net increase (decrease) from operations	$3,851	$17,846	$4,556

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	J32	MD8	M07

	Sub-Account	Sub-Account	Sub-Account

Income:
Dividend income	$545	$12,153	$8,108

Expenses:
Mortality and expense risk charges	(428)	(3,379)	(4,876)
Distribution charges	(52)	(426)	(586)

Net investment income (loss)	65	8,348	2,646

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	341	-	(97)
Realized gain distributions	1,600	-	16,886

Net realized gains (losses)	1,941	-	16,789

Net change in unrealized appreciation (depreciation)	5,807	-	13,602

Net realized and change in unrealized gains (losses)	7,748	-	30,391

Net increase (decrease) from operations	$7,813	$8,348	$33,037

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	M35	M31	M80

	Sub-Account	Sub-Account	Sub-Account

Income:
Dividend income	$5,720	$-	$-

Expenses:
Mortality and expense risk charges	(4,193)	(3,204)	(466)
Distribution charges	(886)	(385)	(53)

Net investment income (loss)	641	(3,589)	(519)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(4,282)	7,321	241
Realized gain distributions	13,652	20,119	3,009

Net realized gains (losses)	9,370	27,440	3,250

Net change in unrealized appreciation (depreciation)	13,784	50,961	7,443

Net realized and change in unrealized gains (losses)	23,154	78,401	10,693

Net increase (decrease) from operations	$23,795	$74,812	$10,174

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	MF1	M05	M42

	Sub-Account	Sub-Account	Sub-Account

Income:
Dividend income	$-	$-	$-

Expenses:
Mortality and expense risk charges	(4,003)	(1,176)	(343)
Distribution charges	(484)	(142)	(47)

Net investment income (loss)	(4,487)	(1,318)	(390)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(2,519)	(868)	(3,010)
Realized gain distributions	4,295	-	-

Net realized gains (losses)	1,776	(868)	(3,010)

Net change in unrealized appreciation (depreciation)	60,301	13,707	6,460

Net realized and change in unrealized gains (losses)	62,077	12,839	3,450

Net increase (decrease) from operations	$57,590	$11,521	$3,060

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	M06	M33	M44

	Sub-Account	Sub-Account	Sub-Account

Income:
Dividend income	$3,403	$61	$6,099

Expenses:
Mortality and expense risk charges	(1,291)	(155)	(2,136)
Distribution charges	(155)	(36)	(257)

Net investment income (loss)	1,957	(130)	3,706

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(1,706)	54	(21)
Realized gain distributions	-	648	9,438

Net realized gains (losses)	(1,706)	702	9,417

Net change in unrealized appreciation (depreciation)	5,613	1,666	(19,378)

Net realized and change in unrealized gains (losses)	3,907	2,368	(9,961)

Net increase (decrease) from operations	$5,864	$2,238	$(6,255)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	M40	M83	MB6

	Sub-Account	Sub-Account	Sub-Account

Income:
Dividend income	$968	$4,394	$762

Expenses:
Mortality and expense risk charges	(376)	(3,333)	(667)
Distribution charges	(71)	(407)	(80)

Net investment income (loss)	521	654	15

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(448)	2,642	103
Realized gain distributions	1,624	18,469	4,283

Net realized gains (losses)	1,176	21,111	4,386

Net change in unrealized appreciation (depreciation)	(2,963)	(4,614)	8,378

Net realized and change in unrealized gains (losses)	(1,787)	16,497	12,764

Net increase (decrease) from operations	$(1,266)	$17,151	$12,779

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	MB7	M96	MD2

	Sub-Account	Sub-Account	Sub-Account

Income:
Dividend income	$127	$776	$118

Expenses:
Mortality and expense risk charges	(152)	(726)	(107)
Distribution charges	(35)	(87)	(12)

Net investment income (loss)	(60)	(37)	(1)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(56)	(5,065)	(916)
Realized gain distributions	939	-	-

Net realized gains (losses)	883	(5,065)	(916)

Net change in unrealized appreciation (depreciation)	1,882	6,031	945

Net realized and change in unrealized gains (losses)	2,765	966	29

Net increase (decrease) from operations	$2,705	$929	$28

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	MA6	MA3	MD6

	Sub-Account	Sub-Account	Sub-Account

Income:
Dividend income	$6,397	$550	$178

Expenses:
Mortality and expense risk charges	(1,384)	(100)	(738)
Distribution charges	(172)	(16)	(89)

Net investment income (loss)	4,841	434	(649)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(1,931)	(1,370)	201
Realized gain distributions	-	-	3,076

Net realized gains (losses)	(1,931)	(1,370)	3,277

Net change in unrealized appreciation (depreciation)	8,429	1,571	9,336

Net realized and change in unrealized gains (losses)	6,498	201	12,613

Net increase (decrease) from operations	$11,339	$635	$11,964

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	MB8	MF6	MG3

	Sub-Account	Sub-Account	Sub-Account

Income:
Dividend income	$1,209	$1,187	$559

Expenses:
Mortality and expense risk charges	(1,906)	(1,715)	(339)
Distribution charges	(234)	(208)	(43)

Net investment income (loss)	(931)	(736)	177

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(3,281)	(376)	3,065
Realized gain distributions	5,293	9,666	1,060

Net realized gains (losses)	2,012	9,290	4,125

Net change in unrealized appreciation (depreciation)	22,984	4,603	(2,271)

Net realized and change in unrealized gains (losses)	24,996	13,893	1,854

Net increase (decrease) from operations	$24,065	$13,157	$2,031

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	PK8	P06	P07

	Sub-Account	Sub-Account	Sub-Account

Income:
Dividend income	$1,251	$444	$1,136

Expenses:
Mortality and expense risk charges	(288)	(193)	(418)
Distribution charges	(41)	(29)	(62)

Net investment income (loss)	922	222	656

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(1,170)	(184)	(1,014)
Realized gain distributions	-	-	-

Net realized gains (losses)	(1,170)	(184)	(1,014)

Net change in unrealized appreciation (depreciation)	2,202	232	1,681

Net realized and change in unrealized gains (losses)	1,032	48	667

Net increase (decrease) from operations	$1,954	$270	$1,323

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	A71 Sub-Account		AM2 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$(74)	$(312)	$(239)	$(326)
Net realized gains (losses)	9,397	13,541	(2,550)	3,573
Net change in unrealized appreciation (depreciation)	(2,625)	(18,173)	3,821	(11,449)
Net increase (decrease) from operations	6,698	(4,944)	1,032	(8,202)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	-	632	-	-
Transfers between Sub-Accounts (including the Fixed Account), net	1	-	(1)	(1)
Withdrawals, surrenders, annuitizations and contract charges	(20,136)	(32)	(15,179)	(10)
Net accumulation activity	(20,135)	600	(15,180)	(11)

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	-	-	-	-
Adjustments to annuity reserves	-	-	-	-
Net annuitization activity	-	-	-	-

Net increase (decrease) from contract owner transactions	(20,135)	600	(15,180)	(11)

Total increase (decrease) in net assets	(13,437)	(4,344)	(14,148)	(8,213)

Net assets at beginning of year	80,158	84,502	20,193	28,406
Net assets at end of year	$66,721	$80,158	$6,045	$20,193

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	A19 Sub-Account		A55 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$(107)	$(121)	$2	$9
Net realized gains (losses)	(694)	3,174	1,488	2,561
Net change in unrealized appreciation (depreciation)	1,844	(7,900)	5,660	(8,766)
Net increase (decrease) from operations	1,043	(4,847)	7,150	(6,196)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	-	-	-	-
Transfers between Sub-Accounts (including the Fixed Account), net	-	-	1	(8)
Withdrawals, surrenders, annuitizations and contract charges	(361)	(540)	(5)	(5)
Net accumulation activity	(361)	(540)	(4)	(13)

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	-	-	-	-
Adjustments to annuity reserves	-	-	(154)	(114)
Net annuitization activity	-	-	(154)	(114)

Net increase (decrease) from contract owner transactions	(361)	(540)	(158)	(127)

Total increase (decrease) in net assets	682	(5,387)	6,992	(6,323)

Net assets at beginning of year	6,790	12,177	32,078	38,401
Net assets at end of year	$7,472	$6,790	$39,070	$32,078

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	A51 Sub-Account		F24 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$(371)	$(412)	$(311)	$(1,090)
Net realized gains (losses)	(23)	4,718	1,123	18,376
Net change in unrealized appreciation (depreciation)	4,138	(20,312)	5,651	(49,179)
Net increase (decrease) from operations	3,744	(16,006)	6,463	(31,893)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	-	-	-	53,330
Transfers between Sub-Accounts (including the Fixed Account), net	-	-	(1)	(22,900)
Withdrawals, surrenders, annuitizations and contract charges	(8)	(9)	(509)	(130,767)
Net accumulation activity	(8)	(9)	(510)	(100,337)

Annuitization Activity:
Annuitizations	-	-	-	24,916
Annuity payments and contract charges	-	-	-	(2,819)
Adjustments to annuity reserves	-	-	-	-
Net annuitization activity	-	-	-	22,097

Net increase (decrease) from contract owner transactions	(8)	(9)	(510)	(78,240)

Total increase (decrease) in net assets	3,736	(16,015)	5,953	(110,133)

Net assets at beginning of year	25,163	41,178	20,882	131,015
Net assets at end of year	$28,899	$25,163	$26,835	$20,882

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	F99 Sub-Account		F91 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$(710)	$(573)	$(47)	$(41)
Net realized gains (losses)	3,917	4,986	40	77
Net change in unrealized appreciation (depreciation)	10,919	(20,391)	1,230	(2,296)
Net increase (decrease) from operations	14,126	(15,978)	1,223	(2,260)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	87	-	-	137
Transfers between Sub-Accounts (including the Fixed Account), net	(3,535)	1,891	-	-
Withdrawals, surrenders, annuitizations and contract charges	(4,278)	(4,404)	(3)	(2)
Net accumulation activity	(7,726)	(2,513)	(3)	135

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	-	-	-	-
Adjustments to annuity reserves	-	-	-	-
Net annuitization activity	-	-	-	-

Net increase (decrease) from contract owner transactions	(7,726)	(2,513)	(3)	135

Total increase (decrease) in net assets	6,400	(18,491)	1,220	(2,125)

Net assets at beginning of year	44,590	63,081	6,616	8,741
Net assets at end of year	$50,990	$44,590	$7,836	$6,616

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	FE3 Sub-Account		F56 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$(888)	$378	$223	$(153)
Net realized gains (losses)	3,005	3,010	(117)	(277)
Net change in unrealized appreciation (depreciation)	2,769	(10,579)	1,938	(1,261)
Net increase (decrease) from operations	4,886	(7,191)	2,044	(1,691)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	179	-	-	-
Transfers between Sub-Accounts (including the Fixed Account), net	913	(4,086)	-	-
Withdrawals, surrenders, annuitizations and contract charges	(7,211)	(7,238)	(727)	(710)
Net accumulation activity	(6,119)	(11,324)	(727)	(710)

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	-	-	-	-
Adjustments to annuity reserves	-	-	-	-
Net annuitization activity	-	-	-	-

Net increase (decrease) from contract owner transactions	(6,119)	(11,324)	(727)	(710)

Total increase (decrease) in net assets	(1,233)	(18,515)	1,317	(2,401)

Net assets at beginning of year	61,107	79,622	10,862	13,263
Net assets at end of year	$59,874	$61,107	$12,179	$10,862

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	G30 Sub-Account		521 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$822	$(52)	$(56)	$(173)
Net realized gains (losses)	16,423	19,567	(35)	123
Net change in unrealized appreciation (depreciation)	5,275	(36,151)	2,759	(3,845)
Net increase (decrease) from operations	22,520	(16,636)	2,668	(3,895)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	-	-	-	-
Transfers between Sub-Accounts (including the Fixed Account), net	-	(40)	(1)	(7)
Withdrawals, surrenders, annuitizations and contract charges	(2,402)	(2,420)	(9)	(12)
Net accumulation activity	(2,402)	(2,460)	(10)	(19)

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	-	-	-	-
Adjustments to annuity reserves	-	-	(77)	(61)
Net annuitization activity	-	-	(77)	(61)

Net increase (decrease) from contract owner transactions	(2,402)	(2,460)	(87)	(80)

Total increase (decrease) in net assets	20,118	(19,096)	2,581	(3,975)

Net assets at beginning of year	200,164	219,260	15,076	19,051
Net assets at end of year	$220,282	$200,164	$17,657	$15,076

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	G33 Sub-Account		G31 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$799	$1,206	$(225)	$(182)
Net realized gains (losses)	(650)	(1,723)	259	418
Net change in unrealized appreciation (depreciation)	9,609	(10,771)	6,563	(8,103)
Net increase (decrease) from operations	9,758	(11,288)	6,597	(7,867)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	-	-	-	-
Transfers between Sub-Accounts (including the Fixed Account), net	(1,317)	(3,993)	-	-
Withdrawals, surrenders, annuitizations and contract charges	(3,319)	(4,010)	(6)	(7)
Net accumulation activity	(4,636)	(8,003)	(6)	(7)

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	-	-	-	-
Adjustments to annuity reserves	-	-	-	-
Net annuitization activity	-	-	-	-

Net increase (decrease) from contract owner transactions	(4,636)	(8,003)	(6)	(7)

Total increase (decrease) in net assets	5,122	(19,291)	6,591	(7,874)

Net assets at beginning of year	60,278	79,569	29,863	37,737
Net assets at end of year	$65,400	$60,278	$36,454	$29,863

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	V15 Sub-Account		A39 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$(1,229)	$(1,177)	$(128)	$(89)
Net realized gains (losses)	2,414	23,010	417	2,993
Net change in unrealized appreciation (depreciation)	27,414	(56,547)	3,562	(7,821)
Net increase (decrease) from operations	28,599	(34,714)	3,851	(4,917)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	-	-	-	-
Transfers between Sub-Accounts (including the Fixed Account), net	-	5	-	-
Withdrawals, surrenders, annuitizations and contract charges	(8)	(1,588)	(11)	(12)
Net accumulation activity	(8)	(1,583)	(11)	(12)

Annuitization Activity:
Annuitizations	-	1,576	-	-
Annuity payments and contract charges	(190)	(163)	-	-
Adjustments to annuity reserves	(1)	(33)	-	-
Net annuitization activity	(191)	1,380	-	-

Net increase (decrease) from contract owner transactions	(199)	(203)	(11)	(12)

Total increase (decrease) in net assets	28,400	(34,917)	3,840	(4,929)

Net assets at beginning of year	73,372	108,289	17,793	22,722
Net assets at end of year	$101,772	$73,372	$21,633	$17,793

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	A21 Sub-Account		J43 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$(1,377)	$381	$(8)	$(397)
Net realized gains (losses)	800	14,090	648	9,104
Net change in unrealized appreciation (depreciation)	18,423	(42,109)	3,916	(18,880)
Net increase (decrease) from operations	17,846	(27,638)	4,556	(10,173)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	-	-	-	-
Transfers between Sub-Accounts (including the Fixed Account), net	(1,118)	(450)	-	-
Withdrawals, surrenders, annuitizations and contract charges	(3,317)	(3,943)	(16)	(21)
Net accumulation activity	(4,435)	(4,393)	(16)	(21)

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	-	-	-	-
Adjustments to annuity reserves	-	-	-	-
Net annuitization activity	-	-	-	-

Net increase (decrease) from contract owner transactions	(4,435)	(4,393)	(16)	(21)

Total increase (decrease) in net assets	13,411	(32,031)	4,540	(10,194)

Net assets at beginning of year	110,066	142,097	39,520	49,714
Net assets at end of year	$123,477	$110,066	$44,060	$39,520

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	J32 Sub-Account		MD8 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$65	$(286)	$8,348	$(597)
Net realized gains (losses)	1,941	5,127	-	-
Net change in unrealized appreciation (depreciation)	5,807	(12,446)	-	-
Net increase (decrease) from operations	7,813	(7,605)	8,348	(597)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	-	-	227,879	7,430
Transfers between Sub-Accounts (including the Fixed Account), net	-	-	(3,723)	14,381
Withdrawals, surrenders, annuitizations and contract charges	(13)	(11)	(4,048)	(47,802)
Net accumulation activity	(13)	(11)	220,108	(25,991)

Annuitization Activity:
Annuitizations	-	-	-	3,665
Annuity payments and contract charges	-	-	(2,587)	(417)
Adjustments to annuity reserves	-	-	(26)	(28)
Net annuitization activity	-	-	(2,613)	3,220

Net increase (decrease) from contract owner transactions	(13)	(11)	217,495	(22,771)

Total increase (decrease) in net assets	7,800	(7,616)	225,843	(23,368)

Net assets at beginning of year	30,752	38,368	187,409	210,777
Net assets at end of year	$38,552	$30,752	$413,252	$187,409

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	M07 Sub-Account		M35 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$2,646	$1,335	$641	$(321)
Net realized gains (losses)	16,789	37,573	9,370	31,541
Net change in unrealized appreciation (depreciation)	13,602	(91,054)	13,784	(75,272)
Net increase (decrease) from operations	33,037	(52,146)	23,795	(44,052)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	-	1,715	3,371	-
Transfers between Sub-Accounts (including the Fixed Account), net	(68)	(44)	(2)	-
Withdrawals, surrenders, annuitizations and contract charges	(6,955)	(25,203)	(66,310)	(6,873)
Net accumulation activity	(7,023)	(23,532)	(62,941)	(6,873)

Annuitization Activity:
Annuitizations	-	818	-	-
Annuity payments and contract charges	(12,653)	(12,418)	-	-
Adjustments to annuity reserves	3,193	1,547	-	-
Net annuitization activity	(9,460)	(10,053)	-	-

Net increase (decrease) from contract owner transactions	(16,483)	(33,585)	(62,941)	(6,873)

Total increase (decrease) in net assets	16,554	(85,731)	(39,146)	(50,925)

Net assets at beginning of year	394,753	480,484	341,497	392,422
Net assets at end of year	$411,307	$394,753	$302,351	$341,497

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	M31 Sub-Account		M80 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$(3,589)	$(3,522)	$(519)	$(498)
Net realized gains (losses)	27,440	32,841	3,250	4,446
Net change in unrealized appreciation (depreciation)	50,961	(136,677)	7,443	(18,538)
Net increase (decrease) from operations	74,812	(107,358)	10,174	(14,590)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	-	-	-	672
Transfers between Sub-Accounts (including the Fixed Account), net	(8,465)	8,337	-	-
Withdrawals, surrenders, annuitizations and contract charges	(2,941)	(3,348)	(11)	(11)
Net accumulation activity	(11,406)	4,989	(11)	661

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	-	-	-	-
Adjustments to annuity reserves	-	-	-	-
Net annuitization activity	-	-	-	-

Net increase (decrease) from contract owner transactions	(11,406)	4,989	(11)	661

Total increase (decrease) in net assets	63,406	(102,369)	10,163	(13,929)

Net assets at beginning of year	225,403	327,772	30,330	44,259
Net assets at end of year	$288,809	$225,403	$40,493	$30,330

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	MF1 Sub-Account		M05 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$(4,487)	$(4,874)	$(1,318)	$(1,354)
Net realized gains (losses)	1,776	51,279	(868)	29,387
Net change in unrealized appreciation (depreciation)	60,301	(188,469)	13,707	(67,064)
Net increase (decrease) from operations	57,590	(142,064)	11,521	(39,031)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	73	31,854	-	-
Transfers between Sub-Accounts (including the Fixed Account), net	(4,784)	10,780	804	9,356
Withdrawals, surrenders, annuitizations and contract charges	(6,923)	(101,948)	(3,297)	(3,731)
Net accumulation activity	(11,634)	(59,314)	(2,493)	5,625

Annuitization Activity:
Annuitizations	-	14,985	-	-
Annuity payments and contract charges	(1,727)	(1,710)	-	-
Adjustments to annuity reserves	1	-	-	-
Net annuitization activity	(1,726)	13,275	-	-

Net increase (decrease) from contract owner transactions	(13,360)	(46,039)	(2,493)	5,625

Total increase (decrease) in net assets	44,230	(188,103)	9,028	(33,406)

Net assets at beginning of year	300,864	488,967	91,683	125,089
Net assets at end of year	$345,094	$300,864	$100,711	$91,683

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	M42 Sub-Account		M06 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$(390)	$(441)	$1,957	$1,295
Net realized gains (losses)	(3,010)	7,693	(1,706)	(1,776)
Net change in unrealized appreciation (depreciation)	6,460	(19,184)	5,613	(20,764)
Net increase (decrease) from operations	3,060	(11,932)	5,864	(21,245)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	94	-	-	11,728
Transfers between Sub-Accounts (including the Fixed Account), net	59	4,341	6,751	(3,921)
Withdrawals, surrenders, annuitizations and contract charges	(3,989)	(3,994)	(7,769)	(38,690)
Net accumulation activity	(3,836)	347	(1,018)	(30,883)

Annuitization Activity:
Annuitizations	-	-	-	6,050
Annuity payments and contract charges	-	-	(668)	(683)
Adjustments to annuity reserves	-	-	4	(15)
Net annuitization activity	-	-	(664)	5,352

Net increase (decrease) from contract owner transactions	(3,836)	347	(1,682)	(25,531)

Total increase (decrease) in net assets	(776)	(11,585)	4,182	(46,776)

Net assets at beginning of year	26,592	38,177	102,814	149,590
Net assets at end of year	$25,816	$26,592	$106,996	$102,814

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	M33 Sub-Account		M44 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$(130)	$(130)	$3,706	$1,765
Net realized gains (losses)	702	1,536	9,417	9,576
Net change in unrealized appreciation (depreciation)	1,666	(3,896)	(19,378)	(13,364)
Net increase (decrease) from operations	2,238	(2,490)	(6,255)	(2,023)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	-	-	-	4,204
Transfers between Sub-Accounts (including the Fixed Account), net	-	-	-	242
Withdrawals, surrenders, annuitizations and contract charges	(9)	(7)	(601)	(26,414)
Net accumulation activity	(9)	(7)	(601)	(21,968)

Annuitization Activity:
Annuitizations	-	-	-	1,936
Annuity payments and contract charges	-	-	(200)	(222)
Adjustments to annuity reserves	-	-	-	-
Net annuitization activity	-	-	(200)	1,714

Net increase (decrease) from contract owner transactions	(9)	(7)	(801)	(20,254)

Total increase (decrease) in net assets	2,229	(2,497)	(7,056)	(22,277)

Net assets at beginning of year	10,944	13,441	179,121	201,398
Net assets at end of year	$13,173	$10,944	$172,065	$179,121

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	M40 Sub-Account		M83 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$521	$65	$654	$(38)
Net realized gains (losses)	1,176	3,308	21,111	23,651
Net change in unrealized appreciation (depreciation)	(2,963)	(3,617)	(4,614)	(46,737)
Net increase (decrease) from operations	(1,266)	(244)	17,151	(23,124)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	-	12,256	84	-
Transfers between Sub-Accounts (including the Fixed Account), net	-	5,617	4,506	(12,160)
Withdrawals, surrenders, annuitizations and contract charges	(10)	(29,775)	(7,658)	(8,418)
Net accumulation activity	(10)	(11,902)	(3,068)	(20,578)

Annuitization Activity:
Annuitizations	-	5,637	-	-
Annuity payments and contract charges	(1,218)	(645)	-	-
Adjustments to annuity reserves	1	-	(116)	(109)
Net annuitization activity	(1,217)	4,992	(116)	(109)

Net increase (decrease) from contract owner transactions	(1,227)	(6,910)	(3,184)	(20,687)

Total increase (decrease) in net assets	(2,493)	(7,154)	13,967	(43,811)

Net assets at beginning of year	30,162	37,316	268,726	312,537
Net assets at end of year	$27,669	$30,162	$282,693	$268,726

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	MB6 Sub-Account		MB7 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$15	$(135)	$(60)	$(82)
Net realized gains (losses)	4,386	8,723	883	1,851
Net change in unrealized appreciation (depreciation)	8,378	(18,497)	1,882	(3,973)
Net increase (decrease) from operations	12,779	(9,909)	2,705	(2,204)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	-	-	-	-
Transfers between Sub-Accounts (including the Fixed Account), net	-	1	1	-
Withdrawals, surrenders, annuitizations and contract charges	(29)	(29)	(15)	(14)
Net accumulation activity	(29)	(28)	(14)	(14)

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	-	-	-	-
Adjustments to annuity reserves	-	-	-	-
Net annuitization activity	-	-	-	-

Net increase (decrease) from contract owner transactions	(29)	(28)	(14)	(14)

Total increase (decrease) in net assets	12,750	(9,937)	2,691	(2,218)

Net assets at beginning of year	47,788	57,725	10,349	12,567
Net assets at end of year	$60,538	$47,788	$13,040	$10,349

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	M96 Sub-Account		MD2 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$(37)	$516	$(1)	$(72)
Net realized gains (losses)	(5,065)	(2,774)	(916)	(3,369)
Net change in unrealized appreciation (depreciation)	6,031	(9,351)	945	443
Net increase (decrease) from operations	929	(11,609)	28	(2,998)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	-	933	-	13,703
Transfers between Sub-Accounts (including the Fixed Account), net	-	(22)	(1)	(33)
Withdrawals, surrenders, annuitizations and contract charges	(14,329)	(9,201)	(3,832)	(33,597)
Net accumulation activity	(14,329)	(8,290)	(3,833)	(19,927)

Annuitization Activity:
Annuitizations	-	431	-	6,333
Annuity payments and contract charges	(5,403)	(5,795)	(685)	(721)
Adjustments to annuity reserves	1,245	679	-	-
Net annuitization activity	(4,158)	(4,685)	(685)	5,612

Net increase (decrease) from contract owner transactions	(18,487)	(12,975)	(4,518)	(14,315)

Total increase (decrease) in net assets	(17,558)	(24,584)	(4,490)	(17,313)

Net assets at beginning of year	67,784	92,368	9,628	26,941
Net assets at end of year	$50,226	$67,784	$5,138	$9,628

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	MA6 Sub-Account		MA3 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$4,841	$4,716	$434	$378
Net realized gains (losses)	(1,931)	(4,363)	(1,370)	(29)
Net change in unrealized appreciation (depreciation)	8,429	(17,051)	1,571	(1,658)
Net increase (decrease) from operations	11,339	(16,698)	635	(1,309)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	113	-	-	-
Transfers between Sub-Accounts (including the Fixed Account), net	2,897	(7,763)	(1)	(1)
Withdrawals, surrenders, annuitizations and contract charges	(7,850)	(9,778)	(6,349)	(6)
Net accumulation activity	(4,840)	(17,541)	(6,350)	(7)

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	-	-	-	-
Adjustments to annuity reserves	-	-	-	-
Net annuitization activity	-	-	-	-

Net increase (decrease) from contract owner transactions	(4,840)	(17,541)	(6,350)	(7)

Total increase (decrease) in net assets	6,499	(34,239)	(5,715)	(1,316)

Net assets at beginning of year	108,517	142,756	9,496	10,812
Net assets at end of year	$115,016	$108,517	$3,781	$9,496

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	MD6 Sub-Account		MB8 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$(649)	$(838)	$(931)	$(1,116)
Net realized gains (losses)	3,277	13,597	2,012	35,301
Net change in unrealized appreciation (depreciation)	9,336	(29,984)	22,984	(72,174)
Net increase (decrease) from operations	11,964	(17,225)	24,065	(37,989)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	-	-	93	-
Transfers between Sub-Accounts (including the Fixed Account), net	-	(9)	(2,391)	(2,453)
Withdrawals, surrenders, annuitizations and contract charges	(54)	(13,858)	(21,246)	(10,515)
Net accumulation activity	(54)	(13,867)	(23,544)	(12,968)

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	-	-	-	-
Adjustments to annuity reserves	(191)	(142)	-	-
Net annuitization activity	(191)	(142)	-	-

Net increase (decrease) from contract owner transactions	(245)	(14,009)	(23,544)	(12,968)

Total increase (decrease) in net assets	11,719	(31,234)	521	(50,957)

Net assets at beginning of year	53,561	84,795	152,853	203,810
Net assets at end of year	$65,280	$53,561	$153,374	$152,853

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	MF6 Sub-Account		MG3 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$(736)	$233	$177	$(171)
Net realized gains (losses)	9,290	15,040	4,125	3,953
Net change in unrealized appreciation (depreciation)	4,603	(70,984)	(2,271)	(7,737)
Net increase (decrease) from operations	13,157	(55,711)	2,031	(3,955)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	62	11,443	63	-
Transfers between Sub-Accounts (including the Fixed Account), net	1,868	5,064	(19)	(1,758)
Withdrawals, surrenders, annuitizations and contract charges	(6,654)	(34,505)	(19,549)	(2,591)
Net accumulation activity	(4,724)	(17,998)	(19,505)	(4,349)

Annuitization Activity:
Annuitizations	-	4,721	-	-
Annuity payments and contract charges	(492)	(539)	-	-
Adjustments to annuity reserves	-	-	-	-
Net annuitization activity	(492)	4,182	-	-

Net increase (decrease) from contract owner transactions	(5,216)	(13,816)	(19,505)	(4,349)

Total increase (decrease) in net assets	7,941	(69,527)	(17,474)	(8,304)

Net assets at beginning of year	137,112	206,639	32,012	40,316
Net assets at end of year	$145,053	$137,112	$14,538	$32,012

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	PK8 Sub-Account		P06 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$922	$854	$222	$1,607
Net realized gains (losses)	(1,170)	(1,205)	(184)	(1,733)
Net change in unrealized appreciation (depreciation)	2,202	(5,025)	232	(4,410)
Net increase (decrease) from operations	1,954	(5,376)	270	(4,536)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	91	-	-	21,920
Transfers between Sub-Accounts (including the Fixed Account), net	738	210	(1)	299
Withdrawals, surrenders, annuitizations and contract charges	(3,770)	(3,726)	(7)	(53,734)
Net accumulation activity	(2,941)	(3,516)	(8)	(31,515)

Annuitization Activity:
Annuitizations	-	-	-	10,154
Annuity payments and contract charges	-	-	(1,108)	(1,157)
Adjustments to annuity reserves	-	-	1	-
Net annuitization activity	-	-	(1,107)	8,997

Net increase (decrease) from contract owner transactions	(2,941)	(3,516)	(1,115)	(22,518)

Total increase (decrease) in net assets	(987)	(8,892)	(845)	(27,054)

Net assets at beginning of year	22,669	31,561	14,851	41,905
Net assets at end of year	$21,682	$22,669	$14,006	$14,851

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	P07 Sub-Account
	December 31,	December 31,
	2023	2022
Operations:
Net investment income (loss)	$656	$406
Net realized gains (losses)	(1,014)	(939)
Net change in unrealized appreciation (depreciation)	1,681	(6,179)
Net increase (decrease) from operations	1,323	(6,712)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	100	-
Transfers between Sub-Accounts (including the Fixed Account), net	2,084	(496)
Withdrawals, surrenders, annuitizations and contract charges	(4,396)	(4,420)
Net accumulation activity	(2,212)	(4,916)

Annuitization Activity:
Annuitizations	-	-
Annuity payments and contract charges	-	-
Adjustments to annuity reserves	-	-
Net annuitization activity	-	-

Net increase (decrease) from contract owner transactions	(2,212)	(4,916)

Total increase (decrease) in net assets	(889)	(11,628)

Net assets at beginning of year	32,743	44,371
Net assets at end of year	$31,854	$32,743

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2023

1. BUSINESS AND ORGANIZATION

Delaware Life NY Variable Account C (the “Variable Account”) is a separate account of Nassau Life Insurance Company (“NNY”, the “Company”, the “Sponsor”, “we” or “us”). NNY is a wholly-owned subsidiary of The Nassau Companies of New York (“NCNY”), whose ultimate parent is Nassau Insurance Group Holdings G.P., LLC (“Nassau”). Founded in April 2015, Nassau is a privately held insurance and reinsurance business focused on building a franchise across the insurance value chain. NCNY is a holding company for NNY. On July 1, 2023, NNY completed its acquisition of Delaware Life Insurance Company of New York (“DLNY”) from Delaware Life Insurance Company, after receipt of insurance regulatory approval by the New York Department of Financial Services (the “NYDFS” or the “Department”). Effective July 5, 2023, DLNY merged with and into NNY pursuant to a merger agreement with NNY as the surviving entity.

The Variable Account was established by DLNY on October 18, 1985 as a funding vehicle for the variable portion of Futurity NY contracts and Futurity Accolade NY contracts (collectively, the “Contracts”) and certain other fixed and variable annuity contracts issued by the Sponsor. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a unit investment trust existing in accordance with the regulations of the New York Insurance Department and is an investment company. Accordingly, the Variable Account follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.

The assets of the Variable Account are divided into “Sub-Accounts”. Each Sub-Account is invested in shares of a specific mutual fund (collectively the “Funds”), or series thereof, registered under the Investment Company Act of 1940, as amended. The contract owners of the Variable Account direct the deposits into the Sub-Accounts of the Variable Account.

Under applicable insurance law, the assets and liabilities of the Variable Account are clearly identified and distinguished from the Sponsor’s other assets and liabilities. Assets applicable to the Variable Account are not chargeable with liabilities arising out of any other business the Sponsor may conduct.

A summary of the name changes related to Sub-Accounts held by the contract owners of the Variable Account during the current year, is as follows:

Sub-Account	Previous Name	Effective Date
J32	JPMorgan Insurance Trust U.S. Equity Portfolio Class 1	April 28, 2023
J43	JPMorgan Insurance Trust Small Cap Core Portfolio Class 1	April 28, 2023
A71	AB VPS Growth and Income Portfolio (Class B)	May 1, 2023

There were no Sub-Accounts held by the contract owners of the Variable Account that merged during the current year.

There were no Sub-Accounts held by the contract owners of the Variable Account, with commencement dates earlier than the past five years, but for which the first activity occurred within the last five years.

AB VPS Sustainable Global Thematic Portfolio (Class B) Sub-Account (A70), Invesco V.I. Small Cap Equity Fund I Sub-Account (I76), and MFS VIT II Massachusetts Investors Growth Stock Portfolio S Class Sub-Account (MB3) are active at December 31, 2023 but have had zero balance for more than five years and therefore are not disclosed in the Statements of Assets and Liabilities, Statements of Changes in Net Assets or the financial highlights in Note 10.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

General

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires the Sponsor’s management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Investment Valuation and Transactions

Investments made in mutual funds are carried at fair value and are valued at their closing net asset value as determined by the respective mutual fund, which in turn value their investments at fair value, as of December 31, 2023. Transactions are recorded on a trade date basis. Realized gains and losses on sales of investments now determined on the first in, first out basis. Dividend income and realized gain distributions are reinvested in additional fund shares and recognized on the ex-dividend date.

Units

The number of units credited is determined by dividing the dollar amount allocated to a Sub-Account by the unit value for that Sub-Account for the period during which the purchase payment was received. The unit value for each Sub-Account is established at $10.00 for the first period of that Sub-Account and is subsequently measured based on the performance of the investments and the contract charges selected by the contract holder, as discussed in Note 5.

Purchase Payments

Upon issuance of new Contracts, the initial purchase payment is credited to the contract in the form of units. All subsequent purchase payments are applied using the unit values for the period during which the purchase payment is received.

Transfers

Transfers between Sub-Accounts requested by contract owners are recorded in the new Sub-Account upon receipt of the redemption proceeds at the net asset value at the time of receipt. In addition, transfers can be made between the Sub-Accounts and the “Fixed Account”. The Fixed Account is part of the general account of the Sponsor in which purchase payments or contract values may be allocated or transferred.

Withdrawals

At any time during the accumulation phase (the period before the first annuity payment), the contract owner may elect to receive a cash withdrawal payment under the contract. If the contract owner requests a full withdrawal, the contract owner will receive the value of their account at the end of period, less the contract maintenance charge for the current contract year and any applicable withdrawal charge.

If the contract owner requests a partial withdrawal, the contract owner will receive the amount requested less any applicable withdrawal charge and the account value will be reduced by the amount requested. Any requests for partial withdrawals that would result in the value of the contract owner’s account being reduced to an amount less than the contract maintenance charge for the current contract year is treated as a request for a full withdrawal.

Annuitization

On the annuity commencement date, the contract’s accumulation account is canceled and its adjusted value is applied to provide an annuity. The adjusted value will be equal to the value of the accumulation account for the period that ends immediately before the annuity commencement date, reduced by any applicable premium taxes or similar taxes and a proportionate amount of the contract maintenance charge.

Annuity Payments

The amount of the first variable annuity payment is determined in accordance with the annuity payment rates found in the contract. The number of units to be credited in respect of a particular Sub-Account is determined by dividing that portion of the first variable annuity payment attributable to that Sub-Account by the annuity unit value of that Sub-Account for the period that ends immediately before the annuity commencement date. The number of units of each Sub-Account credited to the contract then remains fixed, unless an exchange of units is made. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant, depending on the investment performance of the Sub-Accounts.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Federal Income Taxes

The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code (the “Code”). Under existing federal income tax law, investment income and realized gain distributions earned by the Variable Account on contract owner reserves are not taxable, and therefore, no provision has been made for federal income taxes. In the event of a change in applicable tax law, the Sponsor will review this policy and if necessary a provision may be made in future years.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires Sponsor’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. The most significant estimates are fair value measurements of investments and the calculation of the reserve for variable annuities. Actual results could vary from the amounts derived from Sponsor management’s estimates.

Subsequent events

The Sponsor’s management has evaluated events subsequent to December 31, 2023, noting that there are no subsequent events requiring accounting adjustments or disclosure.

3. FAIR VALUE MEASUREMENTS

The Sub-Accounts’ investments are carried at fair value. Fair Value is an exit price, representing the amount that would be received from a sale of an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions, FASB ASC Topic 820, “Fair Value Measurements and Disclosures”, establishes a three-tier value hierarchy, which prioritizes the inputs used in measuring fair value (i.e., Level 1, 2 and 3). Level 1 inputs are observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Variable Account has the ability to access at the measurement date. Level 2 inputs are observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 3 inputs are unobservable inputs reflecting the reporting entity’s estimates of the assumptions that market participants would use in pricing the asset or liability. Topic 820 requires that a fair value measurement technique include an adjustment for risks inherent in a particular valuation technique (such as a pricing model) and/or the risks inherent in the inputs to the model, if market participants would also include such an adjustment.

The Variable Account has categorized its financial instruments, based on the priority of the inputs to the valuation technique, into the three-level hierarchy described above. If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

The Variable Account uses the Funds’ closing net asset value to determine the fair value of its Sub-Accounts. As of December 31, 2023, the net assets held in the Variable Account were categorized as Level 1 assets under the Topic 820 hierarchy levels. There were no Level 2 or 3 investments in the Variable Account during the year ended December 31, 2023. There were no transfers between levels during the year ended December 31, 2023.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

4. RELATED-PARTY TRANSACTIONS

Security Investors, LLC, one of the companies in the investment management businesses of Guggenheim Partners LLC and a related-party of the Sponsor, is the investment advisor to certain Rydex funds and charges a management fee at an annual rate 0.75% of the Rydex funds’ average daily net assets.

The Sponsor provides administrative services necessary for the operation of the Variable Account. The Sponsor absorbs all organizational expenses including the fees of registering the Variable Account and its contracts for distribution under federal and state securities laws.

5. CONTRACT CHARGES

Mortality and expense risk charges

Charges for mortality and expense risks are based on the value of the Sub-Account and are deducted from the Variable Account at the end of each valuation period to cover the risks assumed by the Sponsor prior to the Sale Transaction. These charges are reflected on the Statements of Operations. The deductions are calculated at different levels based upon the elections made by the contract holder and are transferred periodically to the Sponsor. As of December 31, 2023, the deduction is at an effective annual rate of the average daily value of the contract invested in the Variable Account as follows:

	Level 1	Level 2
Futurity NY contracts	1.25%	-
Futurity Accolade NY contracts	1.30%	1.45%

Distribution expense charge

As reimbursement for administrative expenses attributable to Contracts which exceed the revenues received from the Account Fees, the Sponsor makes a deduction from the Sub-Account at the end of each valuation period at an effective annual rate of 0.15% of the net assets attributable to such Contracts, as reflected in the Statements of Operations.

Administration charges

Each year on the account anniversary date, an account administration fee (“Account Fee”) of $30 is deducted from the participant’s account, reflected in the Statements of Changes in Net Assets, to reimburse the Sponsor for certain administrative expenses. After the annuity commencement date, the Account Fee will be deducted pro rata from each variable annuity payment made during the year. These charges are reported in the Statements of Changes in Net Assets as part of “Withdrawals, surrenders, annuitizations and contract charges”.

Surrender charges

The Sponsor does not deduct a sales charge from purchase payments. However, a surrender charge (contingent deferred sales charge) may be deducted to cover certain expenses relating to the sale of the contract if the contract holder requests a full withdrawal prior to reaching the pay-out phase. In no event shall the aggregate withdrawal charges exceed 6% of the purchase payments made under Futurity NY contracts and 8% of the purchase payments made under Futurity Accolade NY contracts. These charges are reported in the Statements of Changes in Net Assets as part of “Withdrawals, surrenders, annuitizations and contract charges”.

Premium Taxes

A deduction, when applicable, is made for premium taxes or similar state or local taxes. It is currently the policy of the Sponsor to make this deduction at the annuity commencement date. However, the Sponsor reserves the right to deduct such taxes when incurred.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

6. RESERVE FOR VARIABLE ANNUITIES

Reserve for variable annuities represents the actuarial present value of future contract benefits for those contract holders who are in the payout phase of their contract and who chose the variable payout option. Determined at issue, annuity reserves are calculated using the 2012 Individual Annuitant Mortality Table and an assumed interest rate of 3% per year. The Individual Annuitant Mortality Table utilized is subject to change in conjunction with changes in the tables currently adopted by the National Association of Insurance Commissioners. The mortality risk is fully borne by the Sponsor and may result in additional amounts being transferred into the variable annuity account by the Sponsor to cover greater longevity of annuities than expected. Required adjustments to the reserves are accomplished by transfers to or from the Sponsor.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

7. INVESTMENT PURCHASES AND SALES

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2023 were as follows:

	Purchases	Sales
A71	$7,721	$21,261
AM2	808	15,419
A19	-	467
A55	1,635	496
A51	-	378
F24	953	884
F99	2,353	8,521
F91	79	108
FE3	6,841	9,533
F56	396	899
G30	22,236	5,247
521	167	234
G33	2,919	6,753
G31	232	461
V15	2,003	1,423
A39	624	286
A21	2,960	8,681
J43	917	585
J32	2,145	491
MD8	241,406	15,511
M07	24,994	25,122
M35	22,724	71,361
M31	20,119	14,982
M80	3,009	528
MF1	4,367	17,905
M05	1,368	5,175
M42	569	4,794
M06	10,246	9,971
M33	709	199
M44	15,537	3,188
M40	2,591	1,672
M83	29,134	13,068
MB6	5,045	773
MB7	1,068	202
M96	776	20,544
MD2	118	4,637
MA6	11,090	11,084
MA3	550	6,466
MD6	3,254	878
MB8	8,871	28,047
MF6	14,234	10,514
MG3	2,363	20,631
PK8	2,456	4,474
P06	444	1,337
P07	3,401	4,955

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

8. CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the year ended December 31, 2023 were as follows:

	Units Issued	Units Redeemed	Net Increase (Decrease)
A71	-	589	(589)
AM2	-	569	(569)
A19	-	8	(8)
F24	-	9	(9)
F99	2	166	(164)
FE3	50	172	(122)
F56	-	29	(29)
G30	-	101	(101)
G33	108	519	(411)
V15	-	6	(6)
A39	-	1	(1)
A21	161	423	(262)
J43	-	1	(1)
MD8	24,930	1,288	23,642
M07	-	1,218	(1,218)
M35	222	4,261	(4,039)
M31	2	449	(447)
M80	-	1	(1)
MF1	4	426	(422)
M05	85	221	(136)
M42	32	242	(210)
M06	671	852	(181)
M44	-	58	(58)
M40	-	93	(93)
M83	260	378	(118)
MB6	-	1	(1)
M96	-	1,294	(1,294)
MD2	-	372	(372)
MA6	254	605	(351)
MA3	-	274	(274)
MD6	-	2	(2)
MB8	71	681	(610)
MF6	89	233	(144)
MG3	27	668	(641)
PK8	42	143	(101)
P06	-	71	(71)
P07	144	284	(140)

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

8. CHANGES IN UNITS OUTSTANDING (CONTINUED)

The changes in units outstanding for the year ended December 31, 2022 were as follows:

	Units Issued	Units Redeemed	Net Increase (Decrease)
A71	19	1	18
AM2	-	1	(1)
A19	-	12	(12)
A55	5	5	-
F24	1,629	3,308	(1,679)
F99	63	119	(56)
F91	6	-	6
FE3	55	281	(226)
F56	-	32	(32)
G30	-	91	(91)
521	2	2	-
G33	287	989	(702)
G31	-	1	(1)
V15	63	69	(6)
A21	139	422	(283)
MD8	3,140	5,676	(2,536)
M07	163	2,370	(2,207)
M35	-	438	(438)
M31	363	162	201
M80	14	-	14
MF1	2,000	3,478	(1,478)
M05	603	321	282
M42	288	273	15
M06	2,036	4,475	(2,439)
M44	403	1,780	(1,377)
M40	1,594	2,063	(469)
M83	5	833	(828)
MB6	-	1	(1)
MB7	-	1	(1)
M96	85	926	(841)
MD2	1,568	2,716	(1,148)
MA6	79	1,116	(1,037)
MA3	-	1	(1)
MD6	6	559	(553)
MB8	176	495	(319)
MF6	608	979	(371)
MG3	3	146	(143)
PK8	67	191	(124)
P06	1,910	3,306	(1,396)
P07	89	391	(302)

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

9. TAX DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Code, a variable annuity contract, other than a pension plan contract, is not treated as an annuity contract for federal tax purposes for any period in which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury. The Sponsor believes that the Variable Account satisfies the current requirements of the regulations, and it intends that the Variable Account will continue to meet such requirements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

10. FINANCIAL HIGHLIGHTS

The summary of units outstanding, unit value (some of which may be rounded), net assets, investment income ratios, expense ratios (excluding expenses of the underlying mutual funds) and the total return, for each of the five years in the period ended December 31, is as follows:

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
A71
2023	1,854	$36.4676	to	$35.2786	$66,721	1.39%	1.45%	to	1.60%	10.11%	to	9.94%
2022	2,443	33.1195	to	32.0877	80,158	1.11	1.45	to	1.60	(5.80)	to	(5.94)
2021	2,425	35.1589	to	34.1146	84,502	0.64	1.45	to	1.60	25.99	to	25.80
2020	2,426	27.9067	to	27.1184	67,116	1.33	1.45	to	1.60	0.98	to	0.83
2019	2,427	27.6345	to	26.8944	66,515	1.03	1.45	to	1.60	21.82	to	21.64

AM2
2023	218	28.6510	to	27.7168	6,045	-	1.45	to	1.60	10.73	to	10.57
2022	787	25.8742	to	25.0680	20,193	-	1.45	to	1.60	(28.85)	to	(28.96)
2021	788	36.3662	to	35.2860	28,406	-	1.45	to	1.60	6.44	to	6.28
2020	788	34.1647	to	33.1996	26,702	1.14	1.45	to	1.60	27.72	to	27.53
2019	788	26.7495	to	26.0331	20,920	0.28	1.45	to	1.60	25.39	to	25.20

A19
2023	151	49.5958			7,472	-		1.45		16.03
2022	159	42.7453			6,790	-		1.45		(40.14)
2021	171	71.4133			12,177	-		1.45		7.62
2020	180	66.3570			11,921	-		1.45		51.41
2019	180	43.8253	to	42.6515	7,880	-	1.45	to	1.60	34.04	to	33.84

A55
2023	1,316	29.8877			39,070	1.40		1.40		22.22
2022	1,316	24.4535			32,078	1.42		1.40		(16.15)
2021	1,316	29.1646			38,401	1.15		1.40		29.84
2020	1,322	22.4613			29,689	1.33		1.40		13.29
2019	2,527	19.8271			50,102	1.61		1.40		27.68

A51
2023	1,281	22.5678			28,899	-		1.40		14.89
2022	1,281	19.6438			25,163	-		1.40		(38.87)
2021	1,281	32.1348			41,178	-		1.40		(7.36)
2020	1,281	34.6879			44,450	1.11		1.40		64.84
2019	1,282	21.0438			26,975	-		1.40		27.55

F24
2023	461	59.5945	to	57.6515	26,835	0.26	1.45	to	1.60	31.20	to	31.00
2022	470	45.4240	to	44.0087	20,882	0.07	1.45	to	1.60	(27.55)	to	(27.66)
2021	2,149	62.6980	to	60.8357	131,015	0.03	1.45	to	1.60	25.67	to	25.48
2020	2,159	49.8928	to	48.4835	104,892	0.13	1.45	to	1.60	28.34	to	28.15
2019	5,377	38.8743	to	37.8331	203,596	0.22	1.45	to	1.60	29.37	to	29.18

F99
2023	960	53.2976	to	51.5598	50,990	-	1.45	to	1.60	33.93	to	33.73
2022	1,124	39.7955	to	38.5555	44,590	0.35	1.45	to	1.60	(25.73)	to	(25.85)
2021	1,180	53.5853	to	51.9935	63,081	-	1.45	to	1.60	21.12	to	20.94
2020	1,320	44.2399	to	42.9902	58,281	0.04	1.45	to	1.60	41.47	to	41.25
2019	1,596	31.2723	to	30.4346	49,810	0.06	1.45	to	1.60	32.04	to	31.84

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]

F91
2023	295	$26.5926			$7,836	0.81%		1.45%		18.49%
2022	295	22.4438			6,616	0.86		1.45		(25.77)
2021	289	30.2361			8,741	0.33		1.45		17.66
2020	289	25.6974			7,429	0.23		1.45		13.66
2019	289	22.6092			6,539	1.56		1.45		25.65

FE3
2023	1,144	52.6124	to	50.9447	59,874	-	1.45	to	1.60	8.49	to	8.32
2022	1,266	48.4965	to	47.0296	61,107	2.04	1.45	to	1.60	(9.49)	to	(9.63)
2021	1,492	53.5835	to	52.0407	79,622	0.92	1.45	to	1.60	2.93	to	2.78
2020	1,553	52.0582	to	50.6352	80,555	2.22	1.45	to	1.60	5.30	to	5.14
2019	2,561	49.4372	to	48.1583	125,190	0.32	1.45	to	1.60	15.68	to	15.51

F56
2023	456	26.6855			12,179	3.35		1.45		19.26
2022	485	22.3753			10,862	0.16		1.45		(12.78)
2021	517	25.6547			13,263	1.11		1.45		3.35
2020	549	24.8224			13,627	3.00		1.45		4.26
2019	582	23.8074			13,852	2.78		1.45		13.49

G30
2023	7,891	27.9163			220,282	1.79		1.40		11.45
2022	7,992	25.0474			200,164	1.37		1.40		(7.66)
2021	8,083	27.1255			219,260	1.19		1.40		22.42
2020	8,084	22.1583			179,117	1.45		1.40		2.54
2019	8,084	21.6099			174,693	1.54		1.40		24.19

521
2023	455	39.1420			17,657	1.04		1.40		17.63
2022	455	33.2751			15,076	0.32		1.40		(20.49)
2021	455	41.8522			19,051	0.29		1.40		22.08
2020	793	34.2829			27,173	0.23		1.40		7.08
2019	795	32.0169			25,452	0.50		1.40		23.12

G33
2023	5,193	12.5938			65,400	2.70		1.40		17.07
2022	5,604	10.7574			60,278	3.25		1.40		(14.75)
2021	6,306	12.6184			79,569	2.82		1.40		10.62
2020	6,515	11.4070			74,314	1.65		1.40		5.33
2019	6,663	10.8297			72,157	2.57		1.40		16.81

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
G31
2023	1,144	$31.8632			$36,454	0.71%		1.40%		22.10%
2022	1,144	26.0956			29,863	0.01		0.01		(0.21)
2021	1,145	32.9686			37,737	0.83		1.40		27.62
2020	1,145	25.8338			29,576	0.90		1.40		15.92
2019	1,145	22.2865			25,520	1.30		1.40		23.48

V15
2023	2,900	35.1115			101,772	-		1.40		38.99
2022	2,906	25.2628			73,372	-		1.40		(32.06)
2021	2,912	37.1864			108,289	-		1.40		10.38
2020	2,912	33.6897			98,119	0.07		1.40		40.38
2019	3,205	23.9986			76,904	-		1.40		34.87

A39
2023	986	21.9384			21,633	0.75		1.40		21.66
2022	987	18.0320			17,793	0.93		1.40		(21.64)
2021	987	23.0129			22,722	0.67		1.40		25.97
2020	988	18.2680	to	28.6747	18,047	0.41	1.40	to	1.60	12.27	to	12.03
2019	5,114	16.2711	to	25.5958	121,680	0.96	1.40	to	1.60	27.18	to	26.91

A21
2023	6,724	18.1539	to	31.7166	123,477	0.20	1.40	to	1.45	16.52	to	16.44
2022	6,986	15.5804	to	27.2386	110,066	1.72	1.40	to	1.45	(19.43)	to	(19.49)
2021	7,269	19.3387	to	33.8315	142,097	1.20	1.40	to	1.45	4.43	to	4.36
2020	8,182	18.5192	to	32.4194	152,988	2.42	1.40	to	1.45	12.42	to	12.34
2019	8,486	16.4740	to	28.8582	141,096	1.60	1.40	to	1.45	26.80	to	26.71

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
J43
2023	1,011	$43.5770			$44,060	1.38%		1.40%		11.54%
2022	1,012	39.0682			39,520	0.45		1.40		(20.47)
2021	1,012	49.1212			49,714	0.51		1.40		19.71
2020	1,013	41.0345			41,548	0.95		1.40		12.11
2019	1,013	36.6020			37,080	0.40		1.40		22.85

J32
2023	613	62.9101			38,552	1.58		1.40		25.41
2022	613	50.1636			30,752	0.53		1.40		(19.82)
2021	613	62.5616			38,368	0.73		1.40		27.55
2020	613	49.0468			30,090	0.76		1.40		23.53
2019	614	39.7057			24,371	0.85		1.40		29.93

MD8
2023	44,334	9.3790	to	9.1535	413,252	4.53	1.40	to	1.60	3.15	to	2.93
2022	20,692	9.0926	to	8.8932	187,409	1.11	1.40	to	1.60	(0.22)	to	(0.44)
2021	23,228	9.1128	to	8.9322	210,777	-	1.40	to	1.60	(1.38)	to	(1.60)
2020	21,210	9.2405	to	9.0771	195,464	0.22	1.40	to	1.60	(1.17)	to	(1.38)
2019	21,449	9.3499	to	9.2045	200,066	1.59	1.40	to	1.60	0.23	to	0.01

M07
2023	22,956	17.5642			411,307	2.07		1.40		8.92
2022	24,174	16.1257			394,753	1.71		1.40		(10.83)
2021	26,381	18.0842			480,484	1.88		1.40		12.54
2020	32,570	16.0693			524,818	2.32		1.40		8.29
2019	34,405	14.8390			510,709	2.31		1.40		18.72

M35
2023	18,032	17.0001	to	16.7361	302,351	1.69	1.45	to	1.60	8.63	to	8.46
2022	22,071	15.6501	to	15.4302	341,497	1.49	1.45	to	1.60	(11.14)	to	(11.28)
2021	22,509	17.6126	to	17.3911	392,422	1.62	1.45	to	1.60	12.19	to	12.02
2020	25,379	15.6992	to	15.5250	394,781	1.87	1.45	to	1.60	7.93	to	7.76
2019	34,770	14.5462	to	14.4065	501,777	1.91	1.45	to	1.60	18.38	to	18.20

M31
2023	9,760	29.5923			288,809	-		1.40		33.99
2022	10,207	22.0851			225,403	-		1.40		(32.58)
2021	10,006	32.7571			327,772	-		1.40		21.83
2020	10,301	26.8885			276,968	-		1.40		30.03
2019	10,915	20.6787			225,712	-		1.40		36.24

M80
2023	682	59.3481			40,493	-		1.45		33.55
2022	683	44.4376			30,330	-		1.45		(32.79)
2021	669	66.1194			44,259	-		1.45		21.45
2020	669	54.4402			36,441	-		1.45		29.63
2019	670	41.9976			28,123	-		1.45		35.78

MF1
2023	9,787	35.3092	to	34.4604	345,094	-	1.40	to	1.60	19.65	to	19.39
2022	10,209	29.5103	to	28.8631	300,864	-	1.40	to	1.60	(29.68)	to	(29.83)
2021	11,687	41.9674	to	41.1360	488,967	-	1.40	to	1.60	12.53	to	12.29
2020	13,782	37.2928	to	36.6332	512,773	-	1.40	to	1.60	34.59	to	34.30
2019	14,547	27.7087	to	27.2777	402,252	-	1.40	to	1.60	36.75	to	36.45

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
M05
2023	5,007	$20.1153			$100,711	-%		1.40%		12.84%
2022	5,143	17.8272			91,683	-		1.40		(30.73)
2021	4,861	25.7352			125,089	-		1.40		0.39
2020	5,197	25.6346			133,215	-		1.40		43.87
2019	5,956	17.8183			106,124	-		1.40		39.74

M42
2023	1,326	19.5332	to	19.2585	25,816	-	1.45	to	1.60	12.60	to	12.44
2022	1,536	17.3467	to	17.1284	26,592	-	1.45	to	1.60	(31.01)	to	(31.11)
2021	1,521	25.1431	to	24.8639	38,177	-	1.45	to	1.60	0.10	to	(0.05)
2020	1,546	25.1175	to	24.8760	38,781	-	1.45	to	1.60	43.47	to	43.26
2019	2,111	17.5069	to	17.3646	36,919	-	1.45	to	1.60	39.23	to	39.02

M06
2023	10,101	10.5975	to	10.5176	106,996	3.24	1.40	to	1.45	5.90	to	5.83
2022	10,282	10.0071	to	9.7877	102,814	2.27	1.40	to	1.45	(15.12)	to	(15.31)
2021	12,721	11.7902	to	11.5566	149,590	2.71	1.40	to	1.60	(2.18)	to	(2.40)
2020	13,059	12.0535	to	11.8403	157,048	3.51	1.40	to	1.60	6.96	to	6.73
2019	13,142	11.2687	to	11.0934	147,794	3.46	1.40	to	1.60	8.68	to	8.45

M33
2023	413	31.9126			13,173	0.52		1.60		20.47
2022	413	26.4897			10,944	0.49		1.60		(18.53)
2021	413	32.5147			13,441	0.54		1.60		22.81
2020	414	26.4753			10,952	0.73		1.60		14.73
2019	414	23.0765			9,554	0.79		1.60		30.83

M44
2023	11,691	14.7184			172,065	3.55		1.40		(3.46)
2022	11,749	15.2457			179,121	2.37		1.40		(0.63)
2021	13,126	15.3431			201,398	1.75		1.40		12.51
2020	13,220	13.6365			180,274	2.50		1.40		4.43
2019	14,356	13.0576			187,450	5.35		1.40		23.34

M40
2023	1,955	14.2890	to	14.0881	27,669	3.37	1.45	to	1.60	(3.74)	to	(3.89)
2022	2,048	14.8444	to	14.6576	30,162	1.62	1.45	to	1.60	(0.97)	to	(1.12)
2021	2,517	14.8238			37,316	1.54		1.60		12.01
2020	2,518	13.2347			33,324	2.24		1.60		3.93
2019	2,519	12.7341			32,073	3.82		1.60		22.81

M83
2023	10,386	27.2634	to	26.6081	282,693	1.65	1.40	to	1.60	6.44	to	6.21
2022	10,504	25.6129	to	25.0512	268,726	1.39	1.40	to	1.60	(7.21)	to	(7.41)
2021	11,332	27.6019	to	27.0550	312,537	1.31	1.40	to	1.60	23.72	to	23.45
2020	12,624	22.3101	to	21.9154	281,420	1.58	1.40	to	1.60	2.04	to	1.82
2019	14,532	21.8641	to	21.5240	320,385	2.15	1.40	to	1.60	28.01	to	27.73

MB6
2023	1,622	37.3207			60,538	1.42		1.40		26.76
2022	1,623	29.4431			47,788	1.13		1.40		(17.16)
2021	1,624	35.5438			57,725	1.11		1.40		27.74
2020	1,625	27.8257			45,207	1.66		1.40		13.74
2019	1,626	24.4641			39,771	1.50		1.40		27.39

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
MB7
2023	305		$42.7595		$13,040	1.09%		1.60%			26.16%
2022	305		33.8920		10,349	0.86		1.60			(17.54)
2021	306		41.1008		12,567	0.92		1.60			27.12
2020	306	33.2711	to	32.3314	9,882	1.34	1.45	to	1.60	13.39	to	13.22
2019	425	29.3418	to	28.5560	12,229	1.26	1.45	to	1.60	27.01	to	26.82

M96
2023	2,939		15.9109		50,226	1.33		1.40			2.71
2022	4,233		15.4912		67,784	2.07		1.40			(13.47)
2021	5,074		17.9022		92,368	2.19		1.40			(3.24)
2020	6,671		18.5025		124,199	2.96		1.40			4.90
2019	7,143		17.6375		126,078	3.06		1.40			5.05

MD2
2023	406		12.6695		5,138	1.25		1.45			2.36
2022	778	12.3779	to	11.9923	9,628	0.95	1.45	to	1.60	(13.71)	to	(13.84)
2021	1,926	14.3451	to	13.9191	26,941	1.97	1.45	to	1.60	(3.56)	to	(3.70)
2020	1,926	14.8743	to	14.4542	27,969	2.59	1.45	to	1.60	4.58	to	4.42
2019	2,342	14.2235	to	13.8426	32,692	2.75	1.45	to	1.60	4.81	to	4.65

MA6
2023	5,634	24.1993	to	13.2585	115,016	5.82	1.40	to	1.60	10.86	to	10.62
2022	5,985	21.8290	to	11.9857	108,517	5.32	1.40	to	1.60	(11.75)	to	(11.94)
2021	7,022	24.7352	to	13.6108	142,756	5.14	1.40	to	1.60	2.06	to	1.84
2020	7,976	24.2369	to	13.3655	161,431	5.69	1.40	to	1.60	3.63	to	3.40
2019	8,228	23.3881	to	12.9255	160,904	6.00	1.40	to	1.60	13.22	to	12.98

MA3
2023	159	24.5734	to	23.7723	3,781	5.56	1.60	to	1.60	10.86	to	10.69
2022	433	22.1664	to	21.4759	9,496	5.37	1.45	to	1.60	(12.07)	to	(12.20)
2021	434	25.2094	to	24.4606	10,812	4.76	1.45	to	1.60	1.59	to	1.44
2020	434	24.8147	to	24.1139	10,660	5.42	1.45	to	1.60	3.33	to	3.17
2019	434	24.0154	to	23.3723	10,327	5.50	1.45	to	1.60	12.78	to	12.61

MD6
2023	2,147		30.5564		65,280	0.30		1.40			22.30
2022	2,149		24.9852		53,561	0.09		1.40			(20.37)
2021	2,702		31.3778		84,795	0.23		1.40			24.23
2020	3,183		25.2574		80,379	0.46		1.40			20.83
2019	3,632		20.9037		75,901	0.59		1.40			38.02

MB8
2023	3,799	39.8742	to	42.5722	153,374	0.80	1.40	to	1.60	17.32	to	17.06
2022	4,409	33.9881	to	36.3663	152,853	0.75	1.40	to	1.60	(19.50)	to	(19.68)
2021	4,728	42.2219	to	45.2740	203,810	0.90	1.40	to	1.60	27.85	to	27.57
2020	6,045	33.0256	to	35.4896	203,581	0.78	1.40	to	1.60	0.82	to	0.60
2019	8,101	32.7584	to	35.2790	273,627	0.73	1.40	to	1.60	25.02	to	24.75

MF6
2023	3,303	45.6508	to	34.2438	145,053	0.87	1.40	to	1.60	9.92	to	9.68
2022	3,447	41.5310	to	31.2207	137,112	1.54	1.40	to	1.60	(27.95)	to	(28.10)
2021	3,818	57.6393	to	43.4239	206,639	1.50	1.40	to	1.60	28.33	to	28.05
2020	4,165	44.9158	to	33.9117	175,214	4.61	1.40	to	1.60	0.08	to	(0.14)
2019	4,420	44.8809	to	33.9590	186,525	3.70	1.40	to	1.60	25.12	to	24.85

MG3
2023	446	32.8055	to	32.0299	14,538	2.16	1.45	to	1.60	11.10	to	10.93
2022	1,087	29.5283	to	28.8733	32,012	0.98	1.45	to	1.60	(10.10)	to	(10.24)
2021	1,230	32.8472	to	32.1667	40,316	0.79	1.45	to	1.60	29.09	to	28.90
2020	1,429	25.4449	to	24.9551	36,289	1.24	1.45	to	1.60	2.36	to	2.21
2019	1,443	24.8581	to	24.4164	35,825	1.29	1.45	to	1.60	29.22	to	29.03

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
PK8
2023	703	$31.0816	to	$30.0962	$21,682	5.69%	1.45%	to	1.60%	9.54%	to	9.37%
2022	804	28.3751	to	27.5168	22,669	4.80	1.45	to	1.60	(16.95)	to	(17.08)
2021	928	34.1669	to	33.1830	31,561	4.48	1.45	to	1.60	(3.99)	to	(4.13)
2020	925	35.5852	to	34.6124	32,789	4.56	1.45	to	1.60	5.15	to	5.00
2019	967	33.8408	to	32.9653	32,614	4.42	1.45	to	1.60	13.13	to	12.97

P06
2023	865	16.4122	to	15.8919	14,006	3.01	1.45	to	1.60	2.17	to	2.02
2022	936	16.0631	to	15.5771	14,851	6.41	1.45	to	1.60	(13.18)	to	(13.31)
2021	2,332		17.9694		41,905	4.95		1.60			3.92
2020	2,332		17.2910		40,329	1.43		1.60			9.93
2019	2,333		15.7290		36,691	1.66		1.60			6.72

P07
2023	1,970	16.3402	to	15.8221	31,854	3.56	1.45	to	1.60	4.41	to	4.25
2022	2,110	15.6501	to	15.1767	32,743	2.59	1.45	to	1.60	(15.55)	to	(15.67)
2021	2,412	18.5312	to	17.9975	44,371	1.82	1.45	to	1.60	(2.70)	to	(2.84)
2020	2,451	19.0448	to	18.5241	46,376	2.13	1.45	to	1.60	7.08	to	6.92
2019	2,590	17.7850	to	17.3248	45,808	3.01	1.45	to	1.60	6.80	to	6.64

R03[5]
2019	-		41.8362		-	-		1.60			34.68

1 Represents the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying mutual fund, which are net of management fees assessed by the fund manager, divided by the average net assets. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying mutual fund in which the Sub-Accounts invest.

2 Ratio represents the contract expenses of the Sub-Account, consisting primarily of mortality and expense charges and distribution charges. The ratio includes only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying mutual fund are excluded.

3 Ratio represents the total return for the year indicated, including changes in the value of the underlying mutual fund. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in reduction in the total return presented. The total return is calculated for each period indicated or from the effective date through the end of the reporting period using the unit value of the beginning period that corresponds to the lowest or highest ending period unit value disclosed. The total returns are presented as a range of maximum to minimum values based on the product grouping representing the corresponding lowest to highest expense ratio amounts.

4 The unit values are not a direct calculation of net assets over the number of units allocated to the Sub-Account. The unit values are presented as a range of maximum to minimum values based on the product grouping representing the corresponding lowest to highest expense ratio amounts. Some unit values may be outside of the range due to timing of the related Sub-Account level’s commencement date. Unit values of product pricing levels with zero units during the period are excluded when determining the range.

5 Rydex VT NASDAQ-100 Fund Sub-Account (R03) is active but has zero balance, and therefore is not reported on the Statements of Operations and Statements of Changes in Net Assets.